As Filed with the Securities and Exchange Commission on April 7, 2003
                                                   Registration Nos. 333 - 25663
                                                                     811 - 08178
-----------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             Registration Statement Under the Securities Act of 1933

                         [ ] Pre-Effective Amendment No.
                       [x] Post Effective Amendment No. 7

         Registration Statement Under the Investment Company Act of 1940

                               [x] Amendment No. 8

                      AMERICAN FIDELITY SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                               (Name of Depositor)

 2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA            73106
(Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, Including Area Code            (405) 523-2000

Stephen P. Garrett                                     Copies to:
Senior Vice President
Law and Government Affairs                     Jennifer Wheeler, Esq.
American Fidelity Assurance Company            McAfee & Taft
2000 N. Classen Boulevard                      A Professional Corporation
Oklahoma City, Oklahoma  73106                 10th Floor, Two Leadership Square
(Name and Address of Agent for Service)        Oklahoma City, OK 73102-7103

Approximate Date of                  As soon as practicable after
Proposed Public Offering:            effectiveness of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)
        [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
        [ ] on (date) pursuant to paragraph (b) of Rule 485
        [ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
        [ ] on May 1,2003 pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:
        [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of Securities Being Registered:   Individual variable annuity contracts

--------------------------------------------------------------------------------

                                         AFAdvantage Variable Annuity(R)
                                                        from

                                         American Fidelity
                                         Assurance Company
                                         A member of the American Fidelity Group

                                         (LOGO)

                                                     May 1, 2003

                        AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company

                                   PROSPECTUS
                                   May 1, 2003

     American Fidelity Assurance Company is offering individual variable annuity contracts. This prospectus describes the individual contracts available under the AFAdvantage Variable Annuity(R) policy. Our home office is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     AFAdvantage Variable Annuity(R) is a fixed and variable deferred annuity policy. You have 19 investment options in the annuity - the Guaranteed Interest Account, a fixed investment option, and the following variable investment options:

American Fidelity Dual Strategy Fund, Inc.(R)           Dreyfus Investment Portfolios
American Century Variable Portfolios                            Technology Growth Portfolio
      VP Balanced Fund                                  Federated Insurance Series
      VP Capital Appreciation Fund                              Federated Fund For U.S. Government
      VP Income & Growth Fund                                   Federated Capital Appreciation Fund II
      VP Ultra Fund                                     Merrill Lynch Variable Series Funds, Inc.
      VP International Fund                                     Basic Value V. I. Fund
The Dreyfus Socially Responsible Growth Fund, Inc.              Small Cap Value V. I. Fund
Dreyfus Stock Index Fund                                Neuberger Berman Advisers Management Trust
Dreyfus Variable Investment Fund                                AMT Balanced Portfolio
      Growth and Income Portfolio                               AMT Growth Portfolio
      Small Company Stock Portfolio
      International Value Portfolio

     This prospectus contains important information about American Fidelity Separate Account B that you should know before buying a policy. We filed a Statement of Additional Information with the Securities and Exchange Commission dated May 1, 2003 that provides more information about the annuity we are offering. You can get a copy of our Statement of Additional Information at no charge from us or from the SEC. The SEC maintains a web site (http://www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus and other material that we file electronically with the SEC. For a free copy of the Statement of Additional Information, call us at (800) 662-1106 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@af-group.com.

     Our Statement of Additional  Information  is  incorporated  by reference in
this  prospectus.   The  table  of  contents  of  the  Statement  of  Additional
Information is on the last page of this prospectus.

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     Please read this prospectus carefully and keep it for future reference.

                                GLOSSARY OF TERMS

     Some of the terms used in this prospectus are technical. To help you understand these terms, we have defined them below.

     Account value: The value of your policy during the accumulation phase.

     Accumulation phase: The period of time between purchasing a policy and receiving annuity payments. Until you begin receiving annuity payments, your annuity is in the accumulation phase.

     Accumulation unit: The unit of measurement we use to keep track of the value of your interest in a sub-account during the accumulation phase.

     Annuitant: The person on whose life annuity payments are based.

     Annuity date: The date annuity payments begin.

     Annuity options: The various methods available to select as pay-out plans for your annuity payments.

     Annuity payments: Regular income payments you may receive from your policy during the annuity phase.

     Annuity phase: The period during which we make annuity payments.

     Annuity unit: The unit of measurement we use to keep track of the variation in variable annuity payments. If you elect one of our variable annuity options, the amount of your annuity payments will vary with the value and number of annuity units in the sub-accounts attributed to variable annuity payments.

     General account: Our general account consists of all of our assets other than those assets allocated to Separate Account B or to any of our other separate accounts.

     Guaranteed Interest Account option: The fixed investment option within our general account which earns interest credited by us.

     Investment options: Your investment options consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the 18 sub-accounts, which are variable investment options. We reserve the right to add, remove or combine portfolios as eligible investment options.

     Policy: The AFAdvantage Variable Annuity(R).

     Policy owner: The person or entity entitled to ownership rights under a policy.

     Portfolios: The funds offered by the portfolio companies. Each of the 18 sub-accounts invests its assets into a corresponding portfolio. Each portfolio (sometimes called a fund) has its own investment objective.

     Portfolio companies: The companies offering the portfolios in which the sub-accounts invest. The portfolio companies are: American Fidelity Dual Strategy Fund, Inc.(R), American Century Variable Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, Federated Insurance Series, Merrill Lynch Variable Series Funds, Inc. and Neuberger Berman Advisers Management Trust.

     Purchase payment: The money you initially invest to buy the policy is called the initial purchase payment. You can increase the value of your policy by continuing to make purchase payments.

     Qualified Policy: Policies purchased under special tax qualification rules (examples: Individual Retirement Annuities, 403(b) Tax-Deferred Annuities, HR. 10 and Corporate Pension and other qualified retirement plans). If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

     Sub-account: An investment division of Separate Account B. Each sub-account invests its assets in shares of a corresponding portfolio.

     We, Us, Our: American Fidelity Assurance Company, the insurance company offering the AFAdvantage Variable Annuity(R).

     You, Your: Generally, the policy owner.

                                TABLE OF CONTENTS
                                                                         Page

Summary....................................................................1
Fee Table..................................................................3
Condensed Financial Information............................................8
The AFAdvantage Variable Annuity(R).......................................10
How to Purchase an AFAdvantage Variable Annuity(R) Policy.................11
Receiving Payments from the Annuity.......................................13
Investment Options........................................................15
Expenses..................................................................18
Withdrawals...............................................................20
Loans.....................................................................21
Death Benefit.............................................................22
Performance...............................................................24
Taxes.....................................................................25
Other Information.........................................................28
Table of Contents of the Statement of Additional Information..............29


                                     SUMMARY

     In this summary, we discuss some of the important features of your annuity policy. You should read the entire prospectus for more detailed information about your policy and Separate Account B.

     The AFAdvantage Variable Annuity(R). In this prospectus, we describe the AFAdvantage Variable Annuity(R) flexible premium variable and fixed deferred annuity policy that we offer. The annuity policy is a contract between you, as the policy owner, and us, American Fidelity Assurance Company, as the insurance company. Through the annuity policy, we are able to provide a means for you to invest, on a tax deferred basis, in our Guaranteed Interest Account, a fixed investment option, and in the 18 sub-accounts, which are variable investment options. Each of the sub-accounts invests in a corresponding portfolio offered by one of the portfolio companies.

     We designed the AFAdvantage Variable Annuity(R) for people seeking long-term tax-deferred earnings, generally for retirement or other long-term purposes. The tax deferred feature is most attractive to people in high federal and state tax brackets. You should not buy the policy if you are looking for a short-term investment or if you cannot afford to lose some or all of your investment.

     Like all deferred annuities, the AFAdvantage Variable Annuity(R) has two phases: the accumulation phase and the annuity phase. During the accumulation phase, you invest money in your annuity, at which point your earnings accumulate on a tax deferred basis and are taxed as income only when you make a withdrawal. Similarly, during the annuity phase, your earnings are taxed as income only when you receive an annuity payment or otherwise make a withdrawal. A federal tax penalty may apply if you make withdrawals before you are 59 1/2.

     The annuity phase begins when you start receiving regular payments from your policy. Among other factors, the amount of the payments you may receive during the annuity phase will depend on the amount of money you invest in your policy during the accumulation phase and on the investment performance of the variable investment options you have selected, if any.

     Investment Options. When you invest in the annuity, you may allocate some or all of your investment to our fixed investment option, the Guaranteed Interest Account, or to one or more of the sub-accounts listed below, each of which is a variable investment option:

   American Fidelity Dual Strategy Fund, Inc.(R)
   American Century Variable Portfolios - VP Balanced Fund
   American Century Variable Portfolios - VP Capital Appreciation Fund
   American Century Variable Portfolios - VP Income & Growth Fund
   American Century Variable Portfolios - VP Ultra Fund
   American Century Variable Portfolios - VP International Fund
   The Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Stock Index Fund
   Dreyfus Variable Investment Fund - Growth and Income Portfolio
   Dreyfus Variable Investment Fund - Small Company Stock Portfolio
   Dreyfus Variable Investment Fund - International Value Portfolio
   Dreyfus Investment Portfolios - Technology Growth Portfolio
   Federated Insurance Series - Federated Fund For U.S. Government Securities II Federated Insurance Series - Federated Capital Appreciation Fund II
   Merrill Lynch Variable Series Funds, Inc. - Basic Value V. I. Fund
   Merrill Lynch Variable Series Funds, Inc. - Small Cap Value V. I. Fund Neuberger Berman Advisers Management Trust - AMT Balanced Portfolio
   Neuberger Berman Advisers Management Trust - AMT Growth Portfolio

     At your direction, we will allocate your purchase payments to the Guaranteed Interest Account or to one or more of the sub-accounts. Each of the sub-accounts invests in a corresponding portfolio. These portfolios offer professionally managed investment choices. You can find a complete description of each of the portfolios in the prospectus for that particular portfolio. You can make or lose money in the variable investment options listed above, depending upon market conditions and the performance of the portfolio(s) which correspond with the sub-account(s) to which you allocate your purchase payments. Please see the information on page 15 describing how you can obtain a copy of the portfolios' prospectuses.

     Our fixed investment option, the Guaranteed Interest Account, offers a minimum interest rate that is guaranteed by us. While your money is in the Guaranteed Interest Account, we guarantee the interest your money will earn. You may still be subject to a withdrawal charge on any withdrawals.

     Taxes. The earnings you accumulate as a result of your investments under the policy are not taxed until you make a withdrawal or receive an annuity payment. In most cases, if you withdraw money, earnings come out first and are taxed as income. If you withdraw any money before you are 59-1/2 , you may be charged a federal tax penalty on the taxable amounts withdrawn. In most cases, the penalty is 10% on the taxable amounts. A portion of the payments you receive during the annuity phase of your policy is considered a return of your original investment. That part of each payment is not taxable as income. If the policy is issued pursuant to a qualified plan under special tax qualification rules, the entire payment may be taxable.

     Withdrawals. You may withdraw money at any time during the accumulation phase. A withdrawal charge may apply. Restrictions exist under federal tax law concerning when you can withdraw money from a qualified plan, and you may have to pay income tax and a tax penalty on any money you withdraw. The minimum partial withdrawal is $250 (there are exceptions for withdrawals allowed under 403(b) and 401 hardship provisions), but a withdrawal must not reduce the value of your policy to less than $100. Withdrawals and charges that may apply to withdrawals are discussed further on pages 18 through 20.

     Free Look. If you cancel your policy within 20 days after receiving it, you will get a refund of either the amount you paid for your policy or the value of your policy, whichever is more. In the event of a refund, we determine the value of your policy on either the day we receive the policy at our home office or the day our agent receives the policy, whichever occurs earlier.

     Questions. If you have any questions about your AFAdvantage Variable Annuity(R) policy or need more information, please contact us at:

                     American Fidelity Assurance Company
                     Annuity Services Department
                     P.O. Box 25520
                     Oklahoma City, Oklahoma  73125-0520
                     Telephone: (800) 662-1106
                     E-mail:  va.help@af-group.com

                                    FEE TABLE

     The following tables describe the fees and expenses you will pay when buying, owning and surrendering your policy. The first table describes the fees and expenses that you will pay at the time you buy your policy, surrender the policy or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn in excess of the free withdrawal amount)

                    Policy                               Withdrawal
                     Year                                  Charge
                     ----                                  ------

                    1....................................... 8%
                    2....................................... 7%
                    3....................................... 6%
                    4....................................... 5%
                    5....................................... 4%
                    6....................................... 3%
                    7....................................... 2%
                    8....................................... 1%
                    9+...................................... 0%

Transfer Fee   There is no charge for the first 12  transfers  in a policy  year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including the portfolio fees and expenses.

Annual Expenses(1)                                          Current      Maximum
                                                              Fee          Fee
                                                              ---          ---
Policy Maintenance Fee (per policy per year) ...............   $30         $36


Separate Account Annual Expenses                            Current      Maximum
(as a percentage of average account value)                    Fee          Fee
                                                              ---          ---
Mortality and Expense Risk Charge........................... 1.25%        1.25%
Account Fees and Expenses
   Administrative Charge.................................... 0.15%        0.25%
   Distribution Expense Charge.............................. 0.10%        0.25%
Total Separate Account Annual Expenses...................... 1.50%        1.75%

-------------------

(1) We currently charge lower fees than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Expenses table. We may increase the administrative charge and/or distribution expense charge, but neither will there ever be more than 0.25% of the average daily value of your participant account invested in a portfolio. We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.

     The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy. Additional details about each portfolio's fees and expenses are contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees and other expenses)


                                                           MINIMUM       MAXIMUM

American Fidelity Dual Strategy Fund, Inc.(R) ..........    0.50%         0.50%

American Century Variable Portfolios(1)
VP Balanced Fund........................................    0.90%         0.90%
VP Capital Appreciation Fund............................    1.00%         1.00%
VP Income & Growth Fund.................................    0.70%         0.70%
VP Ultra Fund...........................................    1.00%         1.00%
VP International Fund...................................    1.30%         1.30%

The Dreyfus Socially Responsible Growth Fund, Inc.(2)  .    0.80%         0.80%
Dreyfus Stock Index Fund(2) ............................    0.27%         0.27%
Dreyfus Variable Investment Fund(2)
Growth and Income Portfolio.............................    0.80%         0.80%
Small Company Stock Portfolio...........................    0.98%         0.98%
International Value Portfolio(3) .......................    1.40%         1.47%
Dreyfus Investment Portfolios(2)
Technology Growth Portfolio.............................    0.89%         0.89%

Federated Insurance Series                                  0.72%         0.97%
Federated Fund For U.S. Government Securities II(4a-b)..    0.90%         4.37%
Federated Capital Appreciation Fund II(5 a-e)...........

Merrill Lynch Variable Series Funds, Inc.(6)
Basic Value V. I. Fund..................................    0.67%         0.67%
Small Cap Value V. I. Fund..............................    0.84%         0.84%
Neuberger Berman Advisers Management Trust(7)
AMT Balanced Portfolio..................................    1.12%         1.12%
AMT Growth Portfolio....................................    0.96%         0.96%

     The purpose of the Fee Table section, which includes the table above and the tables on the preceding page, is to show you the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of Separate Account B (including a pro rata allocation of the $30 maintenance fee) for the year ended December 31, 2002 and the expenses of the portfolios available under the separate account. We have provided information about withdrawal charges and other transaction-related expenses in the Fee Table under the heading "Contract Owner Transaction Expenses." Under certain circumstances, you may make a withdrawal without incurring a withdrawal charge. For more information about withdrawal expenses, see "Expenses - Withdrawal Charge" on page 18. Although premium taxes are not reflected in the Fee Table, they may apply.

----------------------

(1)  American Century VP Portfolios - Class I Share Class.
(2)  Dreyfus Portfolios - Initial Shares.
(3) Dreyfus International Value Portfolio: The expenses shown above reflect the portfolio advisor's waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2002. Without such waivers or reimbursements, the management fee, other expenses and total portfolio annual expenses would have been, as a percentage of assets: 1.00%, 0.47% and 1.47% respectively. The advisor has undertaken, until December 31, 2003, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.40% of 1%.
(4)  Federated Fund for U.S. Government Securities II.
     (a) Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2002.
          o    Total Waiver of Fund Expenses . . . . . . . . . . . . . . . 0.25%
          o    Total Actual Annual Fund Operating Expenses
               (after waiver) . . . . . . . . . . . . . . . . . . . . . . .0.72%
     (b) The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2002. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2003.
(5)  Federated Capital Appreciation Fund II - Primary Shares.
     (a) Although not contractually obligated to do so, the advisor, distributor and shareholder services provider waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2002.
          o    Total Waiver of and Reimbursements of Fund Expenses . . . . 3.47%
          o    Total Actual Annual Fund  Operating  Expenses
               (after waivers and reimbursements) . . . . . . . . . . . . .0.90%
     (b) The advisor voluntarily waived a its management fee. The advisor can terminate this voluntary waiver at any time. The management fee to be paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended December 31, 2002.
     (c) The Fund's Primary Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended December 31, 2002. The Fund has no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending December 31, 2003.
     (d) The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2002. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2003.
     (e) The advisor voluntarily reimbursed certain expenses of the Fund. The advisor can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was 0.90% for the fiscal year ended December 31, 2002.
(6)  Merrill Lynch Variable Series Fund - Class A Shares.
(7)  Neuberger Berman


AMT Portfolios - Class I Shares

Examples

     These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include the applicable withdrawal charge, maximum separate account annual expenses and portfolio fees and expenses.

     The examples assume an initial investment of $10,000 in the policy for the time periods indicated. The examples also assume that the investment has a 5% return each year and assume the maximum separate account expenses and maximum fees and expenses of the portfolios. Although the actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if policy is surrendered at the end of each time period or (b) if a policy is not surrendered or a policy is annuitized at the end of the applicable time period.

                                                                                  Time Periods
                                                                                  ------------
                                                                  1 Year     3 Years       5 Years        10 Years
                                                                  ------     -------       -------        --------
American Fidelity Dual Strategy Fund, Inc(R)...................(a) 1,032.90   1,300.13      1,630.34       2,587.90
                                                               (b)   232.90     714.80      1,219.25       2,587.90
American Century Variable Portfolios
VP Balanced Fund...............................................(a) 1,072.99   1,413.54      1,822.93       2,988.46
                                                               (b)   272.99     835.22      1,420.02       2,988.46
VP Capital Appreciation Fund...................................(a) 1,082.99   1,441.68      1,870.45       3,085.89
                                                               (b)   282.99     865.09      1,469.56       3,085.89
VP Income & Growth Fund....................................... (a) 1,052.97   1,357.01      1,727.14       2,790.38
                                                               (b)   252.97     775.20      1,320.16       2,790.38
VP Ultra Fund..................................................(a) 1,082.99   1,441.68      1,870.45       3,085.89
                                                               (b)   282.99     865.09      1,469.56       3,085.89
VP International Fund..........................................(a) 1,112.92   1,525.57      2,011.52       3,371.81
                                                               (b)   312.92     954.16      1,616.64       3,371.81

The Dreyfus Socially Responsible Growth Fund, Inc..............(a) 1,062.98   1,385.32      1,775.16       2,889.97
                                                               (b)   262.98     805.25      1,370.22       2,889.97

Dreyfus Stock Index Fund.......................................(a) 1,009.77   1,234.29      1,517.76       2,349.50
                                                               (b)   209.77     644.89      1,101.89       2,349.50
Dreyfus Variable Investment Fund
Growth and Income Portfolio....................................(a) 1,062.98   1,385.32      1,775.16       2,889.97
                                                               (b)   262.98     805.25      1,370.22       2,889.97
Small Company Stock Portfolio..................................(a) 1,080.99   1,436.06      1,860.96       3,066.49
                                                               (b)   280.99     859.12      1,459.67       3,066.49
International Value Portfolio..................................(a) 1,129.84   1,572.76      2,090.49       3,529.69
                                                               (b)   329.84   1,004.27      1,698.97       3,529.69
Dreyfus Investment Portfolios
Technology Growth Portfolio....................................(a) 1,071.99   1,410.73      1,818.16       2,978.66
                                                               (b)   271.99     832.23      1,415.05       2,978.66
Federated Insurance Series
Federated Fund For U.S. Government Securities II...............(a) 1,079.99   1,433.25      1,856.22       3,056.77
                                                               (b)   279.99     856.14      1,454.73       3,056.77
Federated Capital Appreciation Fund II ........................(a) 1,406.22   2,340.84      3,334.50       5,811.65
                                                               (b)   614.11   1,819.85      2,996.13       5,811.65
Merrill Lynch Variable Series Funds, Inc.
Basic Value V. I. Fund.........................................(a) 1,049.96   1,348.50      1,712.68       2,760.29
                                                               (b)   249.96     766.16      1,305.09       2,760.29
Small Cap Value V. I. Fund ....................................(a) 1,066.99   1,396.62      1,794.29       2,929.50
                                                               (b)   266.99     817.25      1,390.17       2,929.50
Neuberger Berman Advisers Management Trust
AMT Balanced Portfolio.........................................(a) 1,094.97   1,475.33      1,927.14       3,201.39
                                                               (b)   294.97     900.82      1,528.67       3,201.39
AMT Growth Portfolio...........................................(a) 1,078.99   1,430.44      1,851.47       3,047.05
                                                               (b)   278.99     853.15      1,449.78       3,047.05

     We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2002. Except for American Fidelity Dual Strategy Fund, Inc.(R), we did not independently verify the data provided; however, we did prepare the examples.

     The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

                         CONDENSED FINANCIAL INFORMATION

     During the accumulation phase, we calculate the value of each policy owner's share of different sub-accounts with a unit of measurement called an accumulation unit. The table below sets forth the accumulation unit values as of January 1 and December 31 for each year to 2002, or each year since the sub-account began operations. Separate Account B began operating in January 1998. An explanation of how we calculate the value of an accumulation unit is located on page 11.

                                                                   Sub-account                              Number of
                                                                   Unit Value          Sub-account         Sub-account
                                                                       at             Unit Value at         Units at
                                                                    January 1,          December 31,       December 31,
                                                                    ----------        --------------      -------------
AMERICAN CENTURY VARIABLE
VP Balanced Fund(1)
         2001...............................................           $10.000            $ 9.651            36,514
         2002...............................................           $ 9.651            $ 8.599            81,687
VP Capital Appreciation Fund (1)
         2001...............................................           $10.000            $ 8.226            10,356
         2002...............................................           $ 8.226            $ 6.385            25,397
VP Income & Growth Fund (1)
         2001...............................................           $10.000            $ 9.140            14,457
         2002...............................................           $ 9.140            $ 7.260            27,264
VP International Fund (1)
         2001...............................................           $10.000            $ 8.439             5,151
         2002...............................................           $ 8.439            $ 6.619            13,646
VP Ultra Fund (1)
         2001...............................................           $10.000            $ 8.992            21,801
         2002...............................................           $ 8.992            $ 6.847            55,288
American Fidelity Dual Strategy(2)
         1999...............................................           $10.000            $10.827           117,520
         2000...............................................           $10.827            $10.705           395,899
         2001...............................................           $10.705            $ 9.351           694,276
         2002...............................................           $ 9.351            $ 6.904         1,037,323
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
         1998...............................................           $10.000            $13.216            45,112
         1999...............................................           $13.216            $16.935           138,362
         2000...............................................           $16.935            $14.842           394,034
         2001...............................................           $14.842            $11.320           766,867
         2002...............................................           $11.320            $ 7.924         1,135,310
DREYFUS STOCK INDEX
         1998...............................................           $10.000            $12.881           132,663
         1999...............................................           $12.881            $15.303           426,172
         2000...............................................           $15.303            $13.676           835,502
         2001...............................................           $13.676            $11.831         1,239,428
         2002...............................................           $11.831            $ 9.049         1,696,711
DREYFUS TECHNOLOGY GROWTH(1)
         2001...............................................           $10.000            $ 8.133            11,448
         2002...............................................           $ 8.133            $ 4.854            35,608
DREYFUS VARIABLE INVESTMENT
Growth and Income
         1998...............................................           $10.000            $11.423            55,399
         1999...............................................           $11.423            $13.153           140,249
         2000...............................................           $13.153            $12.467           250,767
         2001...............................................           $12.467            $11.564           373,878
         2002...............................................           $11.564            $ 8.506           503,816
Small Company Stock
         1998...............................................           $10.000            $ 9.733            38,646
         1999...............................................           $ 9.733            $10.605            78,432
         2000...............................................           $10.605            $11.338           118,262
         2001...............................................           $11.338            $10.998           165,204
         2002...............................................           $10.998            $ 8.698           203,864
International Value(2)
         1999...............................................           $10.000            $11.925             6,860
         2000...............................................           $11.925            $11.314            26,819
         2001...............................................           $11.314            $ 9.672            56,210
         2002...............................................           $ 9.672            $ 8.363            79,758
FEDERATED INSURANCE SERIES
Federated U.S. Govt Sec II(1)
         2001...............................................           $10.000            $10.291            38,323
         2002...............................................           $10.291            $11.055            88,566
Federated Capital Appreciation Fund II(1)
         2001...............................................           $10.000            $ 8.281             2,490
         2002...............................................           $ 8.281            $ 6.285             8,273
MERRILL LYNCH VARIABLE SERIES
Merrill Lynch Basic Value Focus(2)
         1999...............................................           $10.000            $ 9.973             4,710
         2000...............................................           $ 9.973            $11.067            17,180
         2001...............................................           $11.067            $11.366            66,644
         2002...............................................           $11.366            $ 9.207           153,166
Merrill Lynch Small Cap Value Focus
         1998...............................................           $10.000            $ 9.379             8,913
         1999...............................................           $ 9.379            $12.368            23,027
         2000...............................................           $12.368            $13.981            49,990
         2001...............................................           $13.981            $17.888           119,801
         2002...............................................           $17.888            $13.435           214,238
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
AMT Balanced(1)
         2001...............................................           $10.000            $ 9.482            36,090
         2002...............................................           $ 9.482            $ 7.739            41,807
AMT Growth(1)
         2001...............................................           $10.000            $ 8.342             6,289
         2002...............................................           $ 8.342            $ 5.657            18,478

------------------------------

(1)  This sub-account began operations on May 1, 2001.
(2)  This sub-account began operations on May 1, 1999.

                       THE AFADVANTAGE VARIABLE ANNUITY(R)

Owning an AFAdvantage Variable Annuity(R) Policy

     As the owner of an AFAdvantage Variable Annuity(R) policy, you have all the rights under the policy; however, you can name a new policy owner. A change of owner will revoke any prior designation of owner. Ownership changes must be sent to our home office on an acceptable form. The change will go into effect at the time the form is signed, subject to any payments we make or other actions we take before we record it. We will not be liable for any payment made or action taken before we record a change in ownership. The policy owner designated at the time the policy is issued will remain the owner unless changed. A change of ownership may be a taxable event. If your policy is issued pursuant to a qualified plan, your ability to change ownership may be limited.

     Spouses may own a policy jointly. Upon the death of either owner, the surviving spouse will be the primary beneficiary. If a non-spouse is designated as the beneficiary of a jointly owned policy, the designation will be treated as creating a contingent beneficiary unless otherwise indicated in a form we accept.

Naming a Beneficiary

     The beneficiary is the person or entity that you, the policy owner, name to receive the benefit of your policy upon the death of the annuitant. Annuity payments may be based on your life, as the owner of the policy, or on the life of another natural person. The person upon whose life the annuity payments are based is called the annuitant, even if you, the policy owner, are that person. If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

     The beneficiary is named at the time the policy is issued, but you can change the beneficiary of your policy at any time during the annuitant's life unless you name that person as an irrevocable beneficiary. The interest of an irrevocable beneficiary cannot be changed without his or her consent. To change your beneficiary, you must send a request to our home office on a form we accept. The change will go into effect when signed, subject to any payments we make or action we take before we record the change. A change cancels all prior beneficiaries, except any irrevocable beneficiaries. The interest of the beneficiary will be subject to any assignment of the policy which is binding on us, and any annuity option in effect at the time of the annuitant's death.

Assigning the Policy

     During the annuitant's life, you can assign some or all of your rights under the policy to someone else. A signed copy of the assignment must be sent to our home office on a form we accept. The assignment will go into effect when it is signed, subject to any payments we make or other actions we take before we record it. We are not responsible for the validity or effect of any assignment. If there are irrevocable beneficiaries, you need their consent before assigning your ownership rights in the policy. Any assignment made after the death benefit has become payable will be valid only with our consent. If the policy is assigned, your rights may only be exercised with the consent of the assignee of record. An assignment may be a taxable event.

     If the policy is issued pursuant to a qualified plan, your ability to assign it may be limited.

Voting Rights

     Although we legally own the portfolios' shares, we believe that we must get instructions from you and the other policy owners about how to vote the shares when a portfolio company solicits proxies in conjunction with a shareholder vote. When we receive your instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to seek the policy owners' instructions, we will vote the shares in our own right.

            HOW TO PURCHASE AN AFADVANTAGE VARIABLE ANNUITY(R) POLICY

Purchase Payments

     When you invest to buy a policy, you are making your initial purchase payment. Once we receive your initial purchase payment and application, we will issue your policy and allocate your initial purchase payment among the investment options according to your instructions within two business days. We will contact you if you do not provide all of the required information in your application. If we are unable to complete the initial application process within five business days, we will either return your money or get your permission to keep it until we obtain all of the necessary information. If we receive your purchase payment by 3:00 p.m., Central Time, we will apply same day pricing to determine the number of sub-account accumulation units to credit to your account. We reserve the right to reject any application or purchase payment. At the time you buy the policy, the annuitant cannot be older than 85 years old, or the maximum age permitted under state law.

     After your initial purchase payment, you may make purchase payments at any time during the accumulation phase. In accordance with the policy, these payments will be credited to your policy within one business day. The minimum amount of each purchase payment, including your initial payment, is $25. You may increase, decrease or change the amount of your purchase payments at any time, in accordance with the policy. Your policy will not lapse if no purchase payments are made in a policy year. All payment allocations among the investment options must be in whole percentages.

Accumulation Units

     Each sub-account has its own value. If you allocate your purchase payments to any of the variable investment options, the value of that portion of your policy will fluctuate depending upon the investment performance of the portfolio(s) corresponding with the sub-account(s) to which you allocated your purchase payments. (The same thing is not true if you invest solely in the Guaranteed Interest Account.) The value of your policy will also depend on the expenses of the policy. In order to keep track of the value of your interest in the sub-accounts during the accumulation phase, we use a measurement called an accumulation unit. We use this value to determine the number of sub-account accumulation units represented by your investment in a sub-account.

     Every business day, we determine the value of an accumulation unit for each sub-account by multiplying the accumulation unit value for the previous period by a factor for each sub-account for the current period. The factor for each sub-account is determined by:

     o dividing the value of the underlying portfolio share at the end of the current period, including the value of any dividends or gains per share for the current period, by the value of an underlying portfolio share for the previous period; and

     o    subtracting   from  that  amount  any   mortality  and  expense  risk,
          administrative and distribution expense charges.

     The value of an accumulation unit relating to any sub-account may go up or down from day to day.

     When you make a purchase payment, we credit your policy with accumulation units using the accumulation unit value next determined after we receive the purchase payment. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account.

     We calculate the value of an accumulation unit for each sub-account after the New York Stock Exchange closes on each day the market is open and then credit your policy accordingly. The following example illustrates how we calculate the number of accumulation units that should be credited to your participant account when you make a purchase payment.

Example

     On Thursday, we receive an additional purchase payment of $100 from you. You allocate this amount to the Dreyfus Stock Index Fund. When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for the Dreyfus Stock Index Fund is valued at $10.75. To determine the increased value of your policy, we divide $100 by $10.75 and credit your policy on Thursday night with 9.30 accumulation units for the Dreyfus Stock Index Fund sub-account.


                       RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date

     Any time after you invest in a policy, you can select an annuity date, which is the month and year in which you will begin receiving regular monthly income payments from the annuity. You must notify us of your desired annuity date at least 30 days before you want to begin receiving annuity payments. You may change the annuity date by written request any time before the original annuity date. Any change must be requested at least 30 days before the new annuity date. The annuity date may not be later than your 85th birthday (or the annuitant's birthday, if you are not the annuitant) or the maximum date permitted under state law, whichever is earlier. If your policy is issued pursuant to a qualified plan, you are generally required to select an annuity date that occurs by April 1 of the calendar year following either the calendar year in which you retire or the calendar year in which you turn 70-1/2, whichever comes later (or age 70-1/2 if the policy is issued pursuant to an Individual Retirement Annuity). In addition, the annuity date is subject to the limitations described under "Tax Treatment of Withdrawals - Tax-Deferred Annuities and 401(k) Plans" on page 27 of this Prospectus, if the policy is issued pursuant to such an annuity or plan.

Selecting an Annuity Option

     We offer various income plans for your annuity payments. We call these annuity options. The annuity options allow you to choose the form of annuity payments you receive. In order to receive annuity payments under an annuity option, you must give us notice of the annuity option of your choice at least 30 days before the annuity date. If no option is selected, we will make annuity payments to you in accordance with Option 2 below and the full value of your policy will be paid out in 120 monthly payments. Prior to the annuity date, you may change the annuity option selected by written request. Any change must be requested at least 30 days prior to the annuity date. If an option is based on life expectancy, we will require proof of the payee's date of birth. If a policy is issued pursuant to a qualified plan, you may be required to obtain spousal consent to elect an annuity option other than a joint and survivor annuity.

     You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change your annuity option.


OPTION 1           Lifetime Only         We will make monthly payments during
                   Annuity               the life of the annuitant. If this
                                         option is elected, payments will stop
                                         when the annuitant dies

OPTION 2           Lifetime Annuity      We will make monthly payments for the
                   with Guaranteed       guaranteed period selected during the
                   Periods               life of the annuitant. When the
                                         annuitant dies, any amounts remaining
                                         under the guaranteed period selected
                                         will be distributed to the beneficiary
                                         at least as rapidly as they were being
                                         paid as of the date of the annuitant's
                                         death. The guaranteed period may be 10
                                         years or 20 years

OPTION 3           Joint and Survivor    We will make monthly payments during
                   Annuity               the joint lifetime of two people whose
                                         lives are the subject of the policy.
                                         Payments will continue during the
                                         lifetime of the survivor of those two
                                         people and will be computed on the
                                         basis of 100%, 66 2/3% or 50% of the
                                         annuity payment in effect during the
                                         joint lifetime.

OPTION 4          Period Certain         We will make monthly payments for a
                                         specified period. The specified period
                                         must be at least five years and cannot
                                         be more than 30 years.  This option is
                                         available as a fixed annuity only.

Annuity Payments

     Annuity payments are paid in monthly installments. Annuity payments can be made under Options 1, 2 or 3 on a variable basis (which means they will be based on the investment performance of the variable investment options) and/or on a fixed basis (which means they will come from the Guaranteed Interest Account). Payments under Option 4 can only come from the Guaranteed Interest Account (fixed annuity). Depending on your election, the value of your policy (adjusted for the policy maintenance charge and any taxes) will be applied to provide the annuity payment. If no election has been made 30 days prior to the annuity date, amounts in the Guaranteed Interest Account will be used to provide a fixed annuity and amounts in the variable investment options will be used to provide a variable annuity.

     If you choose to have any portion of your annuity payments come from the variable investment options, the dollar amount of each of your monthly payments will depend upon three things:

     o the value of your policy in the variable investment options on the annuity date,

     o the assumed investment rate used in the annuity table for the policy, and

     o    the   performance  of  the  portfolios   that   correspond   with  the
          sub-accounts you selected.

     You can choose either a 3%, 4% or 5% assumed investment rate. If you do not choose an assumed investment rate, the assumed investment rate will be 3%. If the actual performance exceeds your chosen assumed investment rate, your annuity payments will increase. Similarly, if the actual rate is less than your chosen assumed investment rate, your annuity payments will decrease. If you choose a higher assumed investment rate, your initial annuity payment will be higher. Subsequent payments will be only slightly higher when actual performance (less any deductions and expenses) is more than the assumed rate and will decrease more rapidly when actual performance (less any deductions and expenses) is less than the assumed rate. The amount of the first annuity payment will depend on the annuity option elected and the age of the annuitant at the time the first payment is due.

                               INVESTMENT OPTIONS

     When you buy an AFAdvantage Variable Annuity(R) policy, you can allocate the money you invest under the policy to our Guaranteed Interest Account and any one or more of Separate Account B's sub-accounts. Each of the sub-accounts is a variable investment option and corresponds with one of the portfolios listed below. Additional sub-accounts may be available in the future.

                                                                 TYPE OF                           INVESTMENT ADVISOR/
                       NAME                                 PORTFOLIO COMPANY                          SUB-ADVISOR
                       ----                                 -----------------                          -----------
American Fidelity Dual Strategy Fund, Inc.(R)        Open-end, diversified,           Advisor:  American Fidelity Assurance Company
(Call 800-662-1106 to request portfolio prospectus)  management investment company
                                                                                      Sub-Advisors:  Seneca Capital Management, LLC
                                                                                      and Todd Investment Advisers, Inc.

American Century Variable Portfolios                 Open-end, management             Advisor:  American Century Investment
Portfolios available under AFAdvantage Variable      investment company offering      Management, Inc.
Annuity(R) policy:                                   one or more portfolios
   o     VP Balanced Fund                            available under the              Sub-Advisor:  None
   o     VP Capital Appreciation Fund                AFAdvantage Variable Annuity(R)
   o     VP Income & Growth Fund
   o     VP Ultra Fund
   o     VP International Fund
(Call 800-345-6488 to request portfolio prospectus)

The Dreyfus Socially Responsible                     Open-end, diversified,           Advisor:  The Dreyfus Corporation
Growth Fund, Inc.                                    management investment company
(Call 800-554-4611 to request portfolio prospectus)                                   Sub-Advisor:  NCM Capital Management Group,
                                                                                      Inc.

Dreyfus Stock Index Fund                             Open-end management investment   Advisor:  The Dreyfus Corporation
(Call 800-554-4611 to request portfolio prospectus)  company
                                                                                      Sub-Advisor:  Mellon Equity Associates
                                                                                      (affiliate of The Dreyfus Corporation)

Dreyfus Variable Investment Fund                     Open-end, management             Advisor:  The Dreyfus Corporation
Portfolios available under AFAdvantage Variable      investment company offering
Annuity(R) policy:                                     one or more portfolios           Sub-Advisor:  None
   o     Growth and Income Portfolio                 available under the
   o     Small Company Stock Portfolio               AFAdvantage Variable Annuity(R)
   o     International Value Portfolio
(Call 800-554-4611 to request portfolio prospectus)

Dreyfus Investment Portfolios                        Open-end, management             Advisor:  The Dreyfus Corporation
Portfolios available under AFAdvantage Variable      investment company offering
Annuity(R) policy:                                   one or more portfolios           Sub-Advisor:  None
   o     Technology Growth Portfolio                 available under the
(Call 800-554-4611 to request portfolio prospectus)  AFAdvantage Variable Annuity(R)

Federated Insurance Series                           Open-end, management             Advisor:  Federated Investment Management
   o     Federated Fund For U.S. Government          investment company offering      Company
         Securities II                               one or more portfolios
   o     Federated Capital Appreciation Fund II      available under the              Sub-Advisor:  None
(Call 800-341-7400 to request portfolio prospectus)  AFAdvantage Variable Annuity(R)

Merrill Lynch Variable Series Funds, Inc.            Open-end, management             Advisor:  Merrill Lynch Investment Managers,
Portfolios available under AFAdvantage Variable      investment company offering      L.P.
Annuity(R) policy:                                   one or more separate funds
   o     Basic Value V. I. Fund                      available under the              Sub-Advisor:  None
   o     Small Cap Value V. I. Fund                  AFAdvantage Variable Annuity(R)
(Call 800-MER-FUND (637-3863) to request portfolio
prospectus)

Neuberger Berman Advisers Management Trust           Open-end diversified             Advisor:  Neuberger Berman Management, Inc.
   o     AMT Balanced Portfolio                      management investment company
   o     AMT Growth Portfolio                        offering one or more             Sub-Advisor:  Neuberger Berman, L.L.C.
(Call 800-877-9700 to request portfolio prospectus)  portfolios available under the
                                                     AFAdvantage Variable Annuity(R)

     Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated. None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you. Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and in order to determine what action, if any, should be taken. If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company. An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio's assets which could adversely affect such portfolio's net asset value per share.

     You should read the prospectuses for the portfolios carefully before investing. The prospectuses contain detailed information about the investment options. You may get copies of the prospectuses by calling the telephone numbers set forth in the table on the previous page. You can also get a copy of the Statement of Additional Information for any of the portfolios by calling the telephone numbers on the previous page, or by contacting us at the address and phone number on the cover of this prospectus.

     Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions. The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts. The SEC staff has not necessarily reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Substitution

     At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the AFAdvantage Variable Annuity(R) policy. If we decide to make a substitution, we will give you notice of our intention.

Transfers

     At your direction, we will make transfers between any of the investment options to which you have allocated money. We reserve the right to limit the number of transfers that may be made. All of the transfers you make in any one day count as one transfer. If you transfer funds between investment options, we will not be liable for transfers we make at your direction. All transfers must be in whole percentages. We reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege.

     Transfers During the Accumulation Phase. If you make more than 12 transfers in a policy year, we will deduct a transfer fee. The fee is $25 per transfer or 2% of the amount transferred, whichever is less. In order to make a transfer, you must at least transfer $500 from the investment option from which you are making the transfer, unless the full amount of your participant account is valued at less than $500, in which case you must transfer the entire amount. All transfers must be in whole percentages.

     Transfers During the Annuity Phase. During the annuity phase, you may only make one transfer in each policy year. You may make transfers from any of the variable investment options to the Guaranteed Interest Account option to provide for a fixed annuity. There is no transfer fee charged for the one transfer. You cannot make a transfer from your fixed annuity to a variable investment option.

Automatic Dollar Cost Averaging

     Our automatic dollar cost averaging system allows you to transfer an established amount of money each quarter from one investment option to another. The minimum amount that may be transferred from each investment option in this way is $500. By transferring the same amount on a regular schedule instead of transferring the entire amount at one time, you may be less susceptible to the impact of market fluctuations. Automatic dollar cost averaging is only available during the accumulation phase.

     If you participate in automatic dollar cost averaging, the transfers made under the program are taken into account in determining any transfer fee.

Asset Rebalancing

     After you allocate your money to different investment options, the performance of the different investment options may cause the allocation of your total investment to shift. At your direction, we will automatically rebalance your policy to return it to your original percentage allocations. If you request our asset rebalance service, we will make any necessary transfers on the first day after the end of your policy year. Asset rebalancing is only available during the accumulation phase. If you participate in the asset rebalancing program, the transfers we make for you are taken into account in determining any transfer fee.

                                    EXPENSES

     Some charges and expenses that exist in connection with the policy will reduce your investment return. You should carefully read this section for information about these expenses.

Insurance Charges

     We deduct insurance charges each day. We include the insurance charge deduction in our calculation of the value of the accumulation and annuity units. The insurance charges include:

     o    mortality and expense risk;

     o    administrative expense; and

     o    distribution expense.

     Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a sub-account, after expenses are deducted. This charge also compensates us for all the insurance benefits provided by your policy, including the guarantee of annuity rates, the death benefits, and certain other expenses, related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

     Administrative Charge. The administrative charge is equal, on an annual basis, to .15% of the average daily value of the policy invested in a sub-account, after expenses are deducted. We may increase this charge, but it will never be more than .25% of the average daily value of your participant account invested in a sub-account. This charge, together with the policy maintenance charge described below, is for all the expenses associated with the policy's administration. Some examples of these expenses include: preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

     Distribution Expense Charge. The distribution expense charge is equal, on an annual basis, to .10% of the average daily value of the policy invested in a sub-account, after expenses are deducted. We may increase this charge, but it will never be more than .25% of the average daily value of your participant account invested in a sub-account. This charge compensates us for the costs associated with distributing the policies.

Withdrawal Charge

     Any withdrawals you make may be subject to a withdrawal charge. The withdrawal charge compensates us for expenses associated with selling the policy. During the accumulation phase, you can make withdrawals from your policy in the manner described in "Withdrawals." During the first policy year, we charge a withdrawal fee for each withdrawal. After the first policy year, you may withdraw up to 10% of the value of your policy one time during each policy year without incurring a withdrawal charge. The free withdrawal cannot be carried forward from one policy year to the next. The withdrawal charge is a percentage of the amount withdrawn in excess of the free withdrawal amount as shown in the Fee Table on page 3.

     We calculate the withdrawal charge at the time of each withdrawal. The withdrawal charge will never exceed 8% of the total purchase payments. The charge for partial withdrawals will be deducted from the value of your policy remaining. No withdrawal charge will be applied when a death benefit is paid or we make a payment under any annuity option providing at least seven annual payments or 72 monthly payments.

     NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the policy. Accordingly, for tax purposes, earnings are considered to come out of your policy first. There are restrictions on when you can withdraw from a qualified plan known as a Section 403(b) tax-deferred annuity or a 401(k) plan. For more information, you should read "Taxes" beginning on page 25 and the related discussion in our Statement of Additional Information.

     We may reduce or eliminate the withdrawal charge if we sell the policy under circumstances which reduce its sales expenses. These circumstances might include a large group of individuals that intend to purchase the policy or a prospective purchaser who already has a relationship with us. We do not deduct withdrawal charges for policies issued to our officers, directors or employees or to any of our affiliates. Any circumstances resulting in the reduction or elimination of the withdrawal charge requires our prior approval.

Transfer Charge

     There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred, whichever is less. Systematic transfers occurring as a result of automatic dollar cost averaging or asset rebalancing are taken into account when determining any transfer fees assessed.

Policy Maintenance Charge and Portfolio Expenses

     We deduct $30 from your policy every year as a policy maintenance charge. Although we reserve the right to change the policy maintenance charge, it will never be more than $36 per year. The charge will be deducted pro-rata from the investment options you have chosen. During the accumulation phase, the policy maintenance charge will be deducted each year on your policy anniversary date. During the annuity phase, we will deduct the charge pro-rata from your annuity payments. If you make a total withdrawal any time other than on a policy anniversary date, the full policy maintenance charge will be deducted.

     There are also deductions from and expenses paid out of the assets of the various portfolios which are described in the prospectuses for the portfolios.

Taxes

     If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to your policy, we will deduct the amount of the tax from your policy. Some of these taxes are due when the policy is issued; others are due when your annuity payments begin. We pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 4.0%, depending on the state.

     We will also deduct from the policy any income taxes which we incur as a result of the policy. Currently, we are not making any such deductions.

                                   WITHDRAWALS

     You may withdraw cash from the annuity by redeeming all or part of the accumulation units in your participant account at any time before we begin making annuity payments to you. You can make partial and total withdrawals only during the accumulation phase of your policy. Any partial withdrawal must be at least $250, although we may make exceptions for hardship. The redemption value of your account is equal to the value of the accumulation units in your account next computed after we receive the request for withdrawal. The withdrawal charge, the policy maintenance charge and any taxes due will be deducted from the amount withdrawn before you receive it. We will deduct an equal dollar amount of the money you withdraw pro-rata from each of your investment options. If you do not want the withdrawal to come from each of your investment options equally, you must tell us using a form we accept. After a withdrawal, the value of your policy cannot be less than $100. Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

     Restrictions exist concerning when you can withdraw money from a qualified plan referred to as a 403(b) Tax-Deferred Annuity or 401(k) plan. For a more complete explanation, see "Taxes" and the discussion in our Statement of Additional Information.

Systematic Withdrawal Program

     After you have owned your policy for one year, you can participate in our systematic withdrawal program. If you participate in this program you cannot exercise the 10% free withdrawal option discussed on page 18. If you withdraw more than the 10% free withdrawal amount using the systematic withdrawal program, you will incur a withdrawal charge. During the policy year in which systematic withdrawals begin, the 10% free withdrawal amount will be based on the value of your policy on the business day before you request systematic withdrawals. After your first year in the withdrawal program, the free withdrawal amount will be based on the value of your policy on the most recent policy anniversary. Systematic withdrawals can be made monthly, quarterly or semi-annually. The $250 minimum withdrawal discussed above does not apply to withdrawals made under the systematic withdrawal program. We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time. Income taxes and tax penalties may apply to systematic withdrawals.

Suspension of Payments or Transfers

     We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     o    trading on the New York Stock Exchange is restricted;

     o an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or

     o during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

     We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

                                      LOANS

     If you purchased your policy under a 403(b) tax-deferred annuity qualified plan, we may make a loan to you at any time before you begin receiving annuity payments. However, we will not make any loans during your first policy year. The value of your policy in the Guaranteed Interest Account serves as the security for the loan. The loan cannot be more than $50,000 or one-half of the value of your policy in the Guaranteed Interest Account, whichever amount is less. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan we will make is $1,000. We can change this amount at our discretion.

     If you fail to make a loan payment before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding balance of your loan will become due and payable. If the loan payment is not paid within the required time period, the loan balance plus interest will be considered to be in default and will be treated as taxable income to you for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the Guaranteed Interest Account will only occur when you qualify for a plan distribution under the federal tax guidelines. If the loan is in default and you do not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). Any amounts which may become taxable will be reported as plan distributions and will be subject to income tax and tax penalties, if applicable.

     Upon your death, any outstanding loan balance not yet reported to you as income will become taxable income to your estate. The beneficiary will receive the death benefit reduced by the loan balance. If annuity payments begin while there is an outstanding loan, the value of the Guaranteed Interest Account will be reduced by the loan balance.

                                  DEATH BENEFIT

Death Benefit Amount

     The death benefit will be the greater of: (1) the purchase payments you have made, less any money you have taken out and any applicable withdrawal charges; or (2) the value of your policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death and an election for the payment period.

Death of Owner Before Annuity Date

     If you or any joint owner dies before the annuity date, the death benefit will be paid to your beneficiary. When any joint owner dies, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other person chosen as a beneficiary at the time of death will be treated as a contingent beneficiary. The death benefit will be paid under one of the death benefit options discussed below.

Death Benefit Options

     If you or any joint owner dies before the annuity date, a beneficiary who is not your spouse must elect the death benefit to be paid under one of the following options:

     o    lump sum payment;

     o payment of the entire death benefit within five years of the date of your death or the death of any joint owner; or

     o payment of the death benefit under any annuity option. If this option is chosen, the annuity must be distributed over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. The distribution must begin within one year of the date of your death or any joint owner's death.

     Any portion of the death benefit not applied under an annuity option within one year of the date of death must be distributed within five years of the date of death.

     If the beneficiary is your spouse, he or she may:

     o choose to continue the policy in his or her own name at the current value of the policy;

     o    choose a lump sum payment of the death benefit; or

     o    apply the death benefit to an annuity option.

     If the deceased owner was also the annuitant and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.

     If a lump sum payment is requested, we will pay the amount within seven days of receipt of proof of death and the election, unless the suspension or deferral of payments provision is in effect. Payment to the beneficiary (other than a lump sum payment) may only be elected during the 60 day period beginning with the date we receive proof of death. If the beneficiary does not select a payment method during the 60 day period after we receive proof of death, the death benefit will be paid in a lump sum.

Death of Annuitant Before the Annuity Date

     If you are not the annuitant and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary. The death benefit will be paid in a lump sum and must be paid in full within five years of the date of death. If the owner is a non-individual (e.g., a corporation), the death of the annuitant will be treated as the death of the owner.

Death of Owner After the Annuity Date

     If you, or any joint owner who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death or such joint owner's death. When any owner dies during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

Death of Annuitant After the Annuity Date

     If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected. Death benefits will be paid at least as rapidly as they were being paid at the annuitant's death.

                                   PERFORMANCE

     We may periodically advertise performance based on the historical performance of the various portfolios. All performance advertising will include quotations of average annual total return (with withdrawal charges), calculated in accordance with standard methods prescribed by the rules of the Securities and Exchange Commission, to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.

     Average annual total return (with withdrawal charges) advertised for a specific period is found by first taking a hypothetical $1,000 investment in a subaccount on the first day of the period at the offering price, which is the accumulation unit value per unit and computing the ending redeemable value of that investment at the end of the period. The average annual total return (T) is computed by equating the ending redeemable value (ERV) with the initial hypothetical $1,000 investment (P) over a period of years (n) according to the following formula: ERV = P (1+ T)n.

     Average annual total return (with withdrawal charges) reflects the expenses of the underlying portfolio, the deduction of the policy maintenance fee, a charge for mortality and expense risk, distribution expense and administrative services. The ending redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

     We may also advertise average annual total return information without reflecting withdrawal charges. Average annual total return without withdrawal charges may be for periods other than those required to be presented for, or may otherwise differ from, average annual total return with withdrawal charges. Although we calculate average annual total return with and without withdrawal charges in the same manner, results that do not reflect withdrawal charges will generally be higher than results that include withdrawal charges.

     Total return quotations are based upon historical earnings and will fluctuate. Past performance does not guarantee future results. Factors affecting the performance of a portfolio include general market conditions, operating expenses and investment management. The value of a participant account upon a withdrawal may be more or less than the purchase payments made to the participant account.

     Standardized and non-standardized performance may include periods that precede a portfolio's inclusion in Separate Account B.

     In such instances, we base performance on the historical performance of the portfolio, modified to reflect the charges and expenses of the AFAdvantage Variable Annuity(R). Accordingly, we evaluate a portfolio's performance as if the portfolio was an eligible investment option in Separate Account B during the period stated in the advertisement. These figures should not be interpreted to reflect actual historic performance. Performance will also include the actual performance since addition of the portfolio to the separate account.

     We have included additional information about calculating performance in the Statement of Additional Information.


                                      TAXES

     The following general tax discussion is not intended as tax advice. You should consult your own tax advisor about your personal circumstances. We have included additional information regarding taxes in the Statement of Additional Information.

Annuity Policies in General

     The rules of the Internal Revenue Code of 1986, as amended (the "Code") which relate to annuities generally provide that you will not be taxed on any increase in the value of your policy until a distribution occurs - either as a withdrawal or as annuity payments. Different rules exist regarding how you will be taxed depending on the distribution and the type of policy.

     You will be taxed on the amount of any withdrawal that is attributable to earnings. Different rules apply to annuity payments. A portion of each annuity payment you receive will be treated as a partial return of the money you invested to buy the policy. This amount will not be taxed (unless you paid for the policy on a pre-tax basis under a qualified plan). The remaining portion of the annuity payment will be treated as ordinary income. The amount of each annuity payment that is considered taxable or non-taxable depends upon the period over which the annuity payments are expected to be made. The entire amount of annuity payments received after you have received the full amount of the money you invested to buy the policy is considered income.

Tax Treatment of Withdrawals

     If you purchase a policy under a qualified plan, your policy is referred to as a qualified policy. Examples of qualified plans are Individual Retirement Annuities, including Roth IRAs; Tax Deferred Annuities (sometimes referred to as 403(b) Policies); H.R. 10 Plans (sometimes referred to as Keogh plans); and Corporate Pension and Profit-Sharing/401(k) Plans.

     If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

Non-Qualified Policies

     If you own a non-qualified policy and you make a withdrawal from the policy, the Internal Revenue Code treats the withdrawal as coming first from any earnings and then from the money you invested to pay for your policy, which we call your purchase payments. In most cases, withdrawn earnings are considered income.

     Any amount you receive which is considered income may be subject to a 10% tax penalty. Some distributions that are excepted from the 10% penalty are listed below:

     o distributions made on or after the date on which the taxpayer reaches age 59-1/2;

     o    distributions made on or after the policy holder dies;

     o distributions attributable to the taxpayer becoming disabled (as that term is defined in Section 72(m)(7) of the Code);

     o distributions made in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;

     o under an immediate annuity contract (as that term is defined in Section 72(u)(4) of the Code); or

     o from amounts which come from purchase payments made before August 14, 1982.

Certain other exemptions may also be available.

     When a non-natural person, such as a corporation or certain other entities other than tax-qualified trusts, owns the policy, it will generally not be treated as an annuity for tax purposes. This means that any increase in the value of such a policy may be taxed as ordinary income every year.

     The policy provides that when the annuitant dies prior to the annuity date, a death benefit will be paid to the person designated as the beneficiary. If the owner of the policy is not the annuitant, such payments made when the annuitant dies do not qualify for the death of owner exception described above, and will be subject to the 10% tax penalty unless the beneficiary is 59-1/2 years old or one of the other exceptions to the penalty applies.

Qualified Policies

     The information above describing the taxation of non-qualified policies does not apply to qualified policies. If you make a withdrawal under a qualified policy, a ratable portion of the amount received is taxable, generally based on the ratio of your cost basis to your total accrued benefit under the retirement plan. The Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including policies issued and qualified under Code Sections 403(b) (Tax-Deferred Annuities), 408 and 408A (Individual Retirement Annuities) and 401 (H.R. 10 and Corporate Pension and Profit-Sharing/401(k) Plans). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to distributions:

     o if the distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59-1/2;

     o following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is defined in Section 72(m)(7) of the Code);

     o made after separation from service (in the case of an Individual Retirement Annuity, a separation from service is not required), if the distributions are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such person and his designated beneficiary;

     o to an owner or annuitant (as applicable) who has separated from service after he has turned 55, except in the case of an Individual Retirement Annuity;

     o made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care;

     o distributions made to an alternate payee pursuant to a qualified domestic relations order, except in the case of an Individual Retirement Annuity;

     o distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

     o from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t) (7) of the Code) of such person for the taxable year; and

     o from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t) (8) of the Code).

     The Statement of Additional Information contains a more complete discussion of withdrawals from qualified policies.

Tax-Deferred Annuities and 401(k) Plans

     The Code limits the withdrawal of purchase payments made by owners from certain tax-deferred annuities. Withdrawals can only be made when an owner:

     o    reaches age 59-1/2;

     o    leaves his/her job;

     o    dies; or

     o    becomes disabled (as that term is defined in the Code).

     A withdrawal may also be made in the case of hardship; however, the owner can only withdraw purchase payments and not any earnings. Similar limitations apply to a policy issued pursuant to a 401(k) Plan.

Diversification

     The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that all of the portfolios are being managed in such a way that they comply with the requirements.

     Neither the Internal Revenue Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity, would be considered the owner of the shares of the portfolios. If you are considered the owner of the portfolios' shares, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.

     Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.


                                OTHER INFORMATION

American Fidelity Assurance Company

     We are an Oklahoma stock life insurance company organized in 1960. We are licensed to conduct life, annuity and accident and health insurance business in forty-nine states and the District of Columbia. Our office is located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     We have been a wholly-owned subsidiary of American Fidelity Corporation since 1974. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises, A Limited Partnership. The address of both American Fidelity Corporation and Cameron Enterprises, A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Separate Account B

     We established Separate Account B under Oklahoma insurance law in 1996 to hold the assets that underlie the AFAdvantage Variable Annuity(R) policies. The inception date for Separate Account B was October 27, 1997 when its registration with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 became effective. The Separate Account is divided into 18 sub-accounts.

     We hold Separate Account B's assets in our name on behalf of Separate Account B, and those assets legally belong to us. Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct. All of the income, gains and losses (realized or unrealized) that result from the separate account's assets are credited to or charged against Separate Account B without regard to our other income, gains and losses. We are obligated to pay all benefits and make all payments under the AFAdvantage Variable Annuity(R).

Underwriter

     American Fidelity Securities, Inc., a wholly-owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Legal Proceedings

     There are no pending material legal proceedings affecting us, Separate Account B or American Fidelity Securities, Inc.

Financial Statements

     Our financial statements and Separate Account B's financial statements are included in our Statement of Additional Information. The cover of this prospectus contains information about how to obtain our Statement of Additional Information.


                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
                                                                         Page
                                                                         ----
General Information and History of American Fidelity Assurance Company......1
Calculation of Performance Data.............................................2
Federal Tax Status..........................................................6
Annuity Provisions.........................................................15
Legal Opinions.............................................................16
Underwriter................................................................16
Custodian and Independent Accountants......................................16
Financial Statements.......................................................16

________________________                                    PLACE
________________________                                    STAMP
________________________                                    HERE





                         American Fidelity Assurance Company
                         P.O. Box 25520
                         Oklahoma City, OK  73125-0520



                         Attention:  Annuity Services Department

Please send me the Statement of Additional Information for the following:

[ ]  AFAdvantage Variable Annuity(R)        [ ] Dreyfus Variable Investment Fund
[ ]  American Fidelity Dual Strategy
        Fund, Inc.(R)                       [ ]  Dreyfus Investment Portfolios
[ ]  American Century Variable              [ ]  Federated Insurance Series
        Portfolios                          [ ] Merrill Lynch Variable Series
[ ] The Dreyfus Socially Responsible               Funds, Inc.
        Growth Fund, Inc.                   [ ]  Neuberger Berman Advisers
[ ]  Dreyfus Stock Index Fund                      Management Trust

Name     _______________________________________________________________
         (please print)
Address ________________________________________________________________
         (please print)
        ________________________________________________________________
         (please print)
        ________________________________________________________________
         (please print)

                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2003


     This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2003 for the AFAdvantage Variable Annuity(R).

     The Prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the Prospectus,

          write to us at:            call us at:           e-mail us at:
          P.O. Box 25520            (800) 662-1106     va.help@af-group.com
Oklahoma City, Oklahoma 73125-0520

                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2003


                                TABLE OF CONTENTS

                                                                         Page
                                                                         ----
General Information and History of American Fidelity Assurance Company......1
Calculation of Performance Data.............................................2
Federal Tax Status..........................................................6
Annuity Provisions.........................................................15
Legal Opinions.............................................................16
Underwriter................................................................16
Custodian and Independent Accountants......................................16
Financial Statements.......................................................16



                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2003
________________________________________________________________________________

                       GENERAL INFORMATION AND HISTORY OF
                       AMERICAN FIDELITY ASSURANCE COMPANY

     American Fidelity Assurance Company was organized in Oklahoma in 1960. Neither the sales of variable annuity contracts nor the sales of any other insurance product by American Fidelity Assurance Company have ever been suspended by any state where we have done or are presently doing business.

     American Fidelity Assurance Company is a wholly-owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises, A Limited Partnership.

                         CALCULATION OF PERFORMANCE DATA

     From time to time, American Fidelity Assurance Company may advertise performance data as described in the Prospectus. All performance advertising will include quotations of average annual total return (with withdrawal charges), calculated in accordance with standard methods prescribed by the rules of the Securities and Exchange Commission, to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Average annual total return (with withdrawal charges) advertised for a specific period is found by first taking a hypothetical $1,000 investment in a portfolio on the first day of the period at the offering price, which is the accumulation unit value per unit and computing the ending redeemable value of that investment at the end of the period. The average annual total return (T) is computed by equating the ending redeemable value (ERV) with the initial hypothetical $1,000 investment (P) over a period of years (n) according to the following formula: ERV = P (1+T)n.

     Average annual total return (with withdrawal charges) reflects the expenses of the underlying portfolio, the deduction of the policy maintenance fee, and a charge for mortality and expense risk, distribution expense and administrative services. The ending redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

     Average annual total return (without withdrawal charges) may also be advertised. Average annual total return (without withdrawal charges) is calculated the same way as average annual total return (with withdrawal charges) except the results do not reflect the deduction of any withdrawal charge.

     The average annual total return quotations (with withdrawal charges) will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The average annual total return (with withdrawal charges) will be based on calendar quarters. If the time period since the portfolio's inclusion in Separate Account B is less than one year, the performance number will not be annualized.

     Quotations of average annual total return (with and without withdrawal charges) are based upon historical earnings and will fluctuate. Past performance does not guarantee future results. Factors affecting the performance of a portfolio include general market conditions, operating expenses and investment management. The value of your participant account upon a withdrawal may be more or less than the purchase payments paid into the participant account.

Performance Information

     The accumulation units of Separate Account B have a limited performance history despite the fact that some of the portfolios available as eligible investment options have been in existence for a longer period of time than Separate Account B and have a longer history of investment performance.

     In order to demonstrate how the historical investment experience of the portfolios affects accumulation unit values, the following performance information was developed. The information is based upon the historical experience of the portfolios and is for the periods shown. All calculations reflect the deduction of insurance charges, the policy maintenance charge and the expenses of the portfolio. Chart 1, provides performance information that reflects the deduction of the withdrawal charge, while Chart 2, provides performance information without the withdrawal charge deduction.

         ACTUAL PERFORMANCE WILL VARY AND THE HYPOTHETICAL RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS. Performance for periods ending after those shown may vary substantially from the examples shown below. Chart 1 shows the standardized average annual total return (with withdrawal charges) of the accumulation units calculated for a specified period of time assuming an initial purchase payment of $1,000 allocated to each portfolio and a deduction of all charges and deductions (see "Expenses" in the Prospectus). Chart 2 calculations are performed in the same manner as Chart 1, except that it does not reflect the deduction of the withdrawal charge. The performance figures in both charts also reflect the actual fees and expenses paid by each portfolio. Neither of the calculations reflect the deduction of any premium taxes.



CHART 1 - AVERAGE ANNUAL TOTAL RETURN  (with withdrawal charges)

                                                                                                                 DATE
                                                                                                              SUBACCOUNT
                                                                                       SINCE                    BECAME
                                                                                     PORTFOLIO     SINCE       AVAILABLE
                                                                                     CEPTION IF INCLUSION IN    AS AN      PORTFOLIO
                                                                                     ESS THAN    SEPARATE     INVESTMENT   INCEPTION
                                                        1 YEAR   5 YEARS   10 YEARS  10 YEARS    ACCOUNT(1)    OPTION(2)     DATE
                                                        ------   -------   --------  --------    ----------    ---------     ----
American Fidelity Dual Strategy Fund, Inc.(R)          -32.47%   -2.56%     6.60%       N/A      -11.19%      05/01/99     01/01/70
American Century Variable Portfolios
              VP Balanced Fund                         -18.07%   -0.70%     4.70%       N/A      -12.20%      05/01/01     05/01/91
              VP Capital Appreciation Fund             -28.61%   -2.33%     1.24%       N/A      -26.52%      05/01/01     11/20/87
              VP Income & Growth Fund                  -26.94%   -2.45%      N/A       -0.81%    -20.64%      05/01/01     10/30/97
              VP Ultra Fund                            -29.98%    N/A        N/A      -23.40%    -23.40%      05/01/01     05/01/01
              VP International Fund                    -27.86%   -3.97%      N/A        1.72%    -24.92%      05/01/01     05/01/94
The Dreyfus Socially Responsible Growth Fund, Inc.     -36.16%   -6.43%      N/A        5.08%     -5.48%      10/27/97     10/07/93
Dreyfus Stock Index Fund                               -30.37%   -3.74%     6.82%       N/A       -3.22%      10/27/97     09/29/89
Dreyfus Variable Investment Fund
              Growth and Income Portfolio              -32.55%   -4.81%      N/A        6.47%     -3.83%      10/27/97     05/02/94
              Small Company Stock Portfolio            -27.34%   -4.52%      N/A        0.63%     -3.29%      10/27/97     05/01/96
              International Value Portfolio            -20.50%   -1.88%      N/A        0.22%     -6.00%      05/01/99     05/01/96
Dreyfus Investment Portfolios
              Technology Growth Portfolio              -45.12%    N/A        N/A      -23.01%    -37.67%      05/01/01     08/31/99
Federated Insurance Series
              Federated Fund For U.S. Government
Securities II                                           -0.64%   4.33%       N/A        4.92%      2.06%      05/01/01     03/01/94
              Federated Capital Appreciation Fund II   -30.18%    N/A        N/A      -30.46%    -27.20%      05/01/01     06/16/00
Merrill Lynch Variable Series Funds, Inc.
              Basic Value V. I. Fund                   -25.60%   2.64%       N/A        8.94%     -3.58%      05/01/99     07/01/93
              Small Cap Value V. I. Fund               -31.08%   4.81%      8.84%       N/A        5.11%      10/27/97     04/20/82
Neuberger Berman Advisers Management Trust
              AMT Balanced Portfolio                   -24.93%  -1.71%      3.67%       N/A      -17.54%      05/01/01     02/28/89
              AMT Growth Portfolio                     -37.62%  -8.04%      1.76%       N/A      -31.66%      05/01/01     09/10/84

---------------

(1)  If less than one year, reflects total return for the period and is not annualized.
(2)  Sub-accounts  available  as of October 27, 1997 have been  eligible  investment  options of Separate  Account B since  Separate
     Account B's inception.


CHART 1 - AVERAGE ANNUAL TOTAL RETURN        (without withdrawal charges)

                                                                                                               DATE
                                                                                        SINCE               SUBACCOUNT
                                                                                      PORTFOLIO    SINCE      BECAME
                                                                                      INCEPTION  INCLUSION  AVAILABLE
                                                                                          IF        IN        AS AN      PORTFOLIO
                                                                                      LESS THAN  SEPARATE  INVESTMENT    INCEPTION
                                                       1 YEAR    5 YEARS   10 YEARS   10 YEARS   ACCOUNT(1)  OPTION       DATE(2)
                                                       ------    -------   --------   --------   ----------  ------       -------
American Fidelity Dual Strategy Fund, Inc.(R)          -26.60%   -1.84%    6.60%          N/A    -10.06%     05/01/99     01/01/70
American Century Variable Portfolios
               VP Balanced Fund                        -10.95%    0.03%    4.70%          N/A     -8.71%     05/01/01     05/01/91
               VP Capital Appreciation Fund            -22.40%   -1.61%    1.24%          N/A    -23.60%     05/01/01     11/20/87
               VP Income & Growth Fund                 -20.59%   -1.73%      N/A       -0.28%    -17.49%     05/01/01     10/30/97
               VP Ultra Fund                           -23.89%      N/A      N/A      -20.35%    -20.35%     05/01/01     05/01/01
               VP International Fund                   -21.58%   -3.26%      N/A        1.72%    -21.93%     05/01/01     05/01/94
The Dreyfus Socially Responsible Growth Fund, Inc.     -30.61%   -5.74%      N/A        5.08%     -4.98%     10/27/97     10/07/93
Dreyfus Stock Index Fund                               -24.32%   -3.03%    6.82%          N/A     -2.70%     10/27/97     09/29/89
Dreyfus Variable Investment Fund
               Growth and Income Portfolio             -26.69%   -4.10%      N/A        6.47%     -3.33%     10/27/97     05/02/94
               Small Company Stock Portfolio           -21.02%   -3.82%      N/A        0.91%     -2.78%     10/27/97     05/01/96
               International Value Portfolio           -13.59%   -1.15%      N/A        0.50%     -4.81%     05/01/99     05/01/96
Dreyfus Investment Portfolios
               Technology Growth Portfolio             -40.34%      N/A      N/A      -21.94%    -35.19%     05/01/01     08/31/99
Federated Insurance Series
               Federated Fund For U.S. Government
         Securities II                                   7.36%    5.10%      N/A        4.92%      6.12%     05/01/01     03/01/94
               Federated Capital Appreciation Fund II  -24.11%      N/A      N/A      -28.52%    -24.31%     05/01/01     06/16/00
Merrill Lynch Variable Series Funds, Inc.
               Basic Value V. I. Fund                  -19.13%    3.39%      N/A        8.94%     -2.36%     05/01/99     07/01/93
               Small Cap Value V. I. Fund               25.09%    5.58%    8.84%          N/A      5.67%     10/27/97     04/20/82
Neuberger Berman Advisers Management Trust
               AMT Balanced Portfolio                  -18.40%   -0.99%    3.67%          N/A    -14.27%     05/01/01     02/28/89
               AMT Growth Portfolio                    -32.20%   -7.37%    1.76%          N/A    -28.94%     05/01/01     09/10/84

---------------

(1)  If less than one year, reflects total return for the period and is not annualized.
(2)  Sub-accounts  available  as of October 27, 1997 have been  eligible  investment  options of Separate  Account B since  Separate
     Account B's inception.

                               FEDERAL TAX STATUS

     NOTE: The following description is based upon American Fidelity Assurance Company's understanding of current federal income tax law applicable to annuities in general. American Fidelity Assurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. American Fidelity Assurance Company does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

     Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner (other than a corporation or other non-natural person) is not taxed on increases in the value of a policy until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the policy. For non-qualified policies, this cost basis is generally the purchase payments, while for qualified policies there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the policy (adjusted for any period certain or refund feature) bears to the expected return under the policy. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the policy (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. The exclusion amount for payments made from a policy issued pursuant to a qualified plan is generally determined by dividing the cost-basis of the policy by the anticipated number of payments to be made under the policy. Payments received after the investment in the policy has been recovered (i.e., when the total of the excludable amounts equal the investment in the policy) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of qualified plans there may be no cost basis in the policy within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the policies should seek competent financial advice about the tax consequences of any distributions.

     American Fidelity Assurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, Separate Account B is not a separate entity from American Fidelity Assurance Company, and its operations form a part of American Fidelity Assurance Company.

Diversification

     Section 817 (h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the "Treasury Department"). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to the policy owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account B will cause the owner to be treated as the owner of the assets of Separate Account B, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account B resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account B.

     Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

Multiple Policies

     The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax advisor prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Policies Owned By Other Than Natural Persons

     Under Section 72(u) of the Code, the investment earnings on purchase payments for the policies will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by qualified plans. Purchasers should consult their own tax counsel or other tax advisor before purchasing a policy to be owned by a non-natural person.

Tax Treatment of Assignments

     An assignment or pledge of a policy may be a taxable event. Owners should therefore consult competent tax advisors should they wish to assign or pledge their policies.

Income Tax Withholding

     All distributions or the portion thereof which is includible in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

     Certain  distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e., returns of after-tax contributions). Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Policies

     The following discussion in this section explains how the general principles of tax-deferred investing apply to a non-qualified policy when the owner of such policy is a natural person. As described above, different rules may apply to an owner of a non-qualified policy that is not a natural person, such as a corporation. The discussion assumes at all times that the non-qualified policy will be treated as an "annuity policy" under the Code.

Tax Treatment of Withdrawals, Surrenders and Distributions

     The cost basis of a non-qualified policy is generally the sum of the purchase payments for the policy. The taxpayer will generally have to include in income the portion of any payment from a non-qualified policy that exceeds the portion of the cost basis (or principal) of the policy which is allocable to such payment. The difference between the cost basis and the value of the non-qualified policy represents the increase in the value of the policy. The taxable portion of a payment from a non-qualified policy is generally taxed at the taxpayer's marginal income tax rate.

     Partial Withdrawals. A partial withdrawal refers to a withdrawal from a non-qualified policy that is less than its total value and that is not paid in the form of an annuity. Usually, a partial withdrawal of the value of a non-qualified policy will be treated as coming first from earnings (which represent the increase in the value of the policy). This portion of the withdrawal will be included in the taxpayer's income. After the earnings portion is exhausted, the remainder of the partial withdrawal will be treated as coming from the taxpayer's principal in the policy (generally the sum of the purchase payments). This portion of the withdrawal will not be included in income. If the non-qualified policy contains investments made prior to August 14, 1982, a partial withdrawal from the policy will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

     Surrenders. If a taxpayer surrenders a non-qualified policy and receives a lump sum payment of its entire value, the portion of the payment that exceeds the taxpayer's then remaining cost basis in the policy will be included in income. The taxpayer will not include in income the part of the payment that is equal to the cost basis.

Tax Treatment of Annuity Payments

     If a taxpayer receives annuity payments from a non-qualified policy, a fixed portion of each payment is generally excludable from income as a tax-free recovery of cost basis in the policy and the balance is included in income. The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing the cost basis in the policy at the time the annuity payments begin by the expected return under the policy). If the annuity payments continue after the cost basis has been recovered, the additional payments will generally be included in full in income.

Penalty Tax on Distributions

     Generally, a penalty equal to 10% of the amount of any payment that is includable in the taxpayer's income will apply to any distribution received from a non-qualified policy in addition to ordinary income tax. This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o A distribution that is made on or after the date the taxpayer reaches age 59 1/2;

     o    A distribution that is made on or after the death of the owner;

     o A distribution that is made when the taxpayer is disabled (as that term is defined in Section 72(m)(7) of the Code);

     o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary;

     o A part of a distribution that is attributable to investment in the policy prior to August 14, 1982; and

     o A distribution that is paid as an immediate annuity (as that term is defined in Section 72(u)(4) of the Code).

Required Distributions

     To qualify as an "annuity policy" under the Code, a non-qualified policy must meet certain distribution requirements. Generally, if the owner/annuitant dies before annuity payments begin, the amounts accumulated under the non-qualified policy either must be distributed within 5 years of death or must begin to be paid within one year of death under a method that will pay the entire value of the policy over the life (or life expectancy) of the beneficiary under the policy. Special rules apply, however, if the beneficiary under the policy is the surviving spouse of the owner. If the owner's spouse is the beneficiary under the policy, these rules involving required distributions in the event of death will be applied as if the surviving spouse had been the original owner of the policy. If the owner/annuitant dies after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at death (unless such method provides that payments stop at death). Payments made upon the death of the annuitant who is not the owner of the policy do not qualify for the death of the owner exception to the 10% penalty tax described above, unless another exception applies.

     The above information does not apply to qualified policies. However, separate tax withdrawal penalties and restrictions apply to such qualified policies. (See "Tax Treatment of Withdrawals - Qualified Policies.")

Qualified Plans

     The policies offered by the prospectus are designed to be suitable for use under various types of qualified plans. Because of the minimum purchase payment requirements, the policies may not be appropriate for some periodic payment retirement plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into American Fidelity Assurance's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law. Following are general descriptions of the types of qualified plans with which the policies may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a policy issued under a qualified plan.

     Policies issued pursuant to qualified plans include special provisions restricting policy provisions that may otherwise be available and described in this Statement of Additional Information. Generally, policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified policies. (See "Tax Treatment of Withdrawals - Qualified Policies.")

Tax-Sheltered Annuities

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the policies for the benefit of their employees. Such contributions are not includable in the gross income of the employee until the employee receives distributions from the policy. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Policies" and "Tax-Sheltered Annuities and 401(k) Plans - Withdrawal Limitations.") Employee loans are allowed under these policies. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment and the tax consequences of loans.

Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Policies.") Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of policies to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

     Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $3,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $3,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and traditional IRAs. Additional catch-up contributions are permitted under certain circumstances.

     Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2; on the individual's death or disability; or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

     Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

     Purchasers of policies to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

H.R. 10 Plans

     Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Policies.") Purchasers of policies for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Corporate Pension and Profit-Sharing/401(k) Plans

     Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the policies to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Policies.") Purchasers of policies for use with Corporate Pension or Profit Sharing/401(k) Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals -- Qualified Policies

     The   following   discussion   explains  how  the  general   principles  of
tax-deferred investing apply to policies issued pursuant to qualified plans.

Special Tax Treatment for Lump Sum Distributions from a Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan

     If the taxpayer receives an amount from a Policy issued pursuant to a Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. The plan administrator should provide the taxpayer with information about the tax treatment of a lump sum distribution at the time the distribution is made.

Special Rules for Distributions that are Rolled Over

     In addition, special rules apply to a distribution from a Policy that relates to a Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan or a
Section 403(b) Tax-Sheltered Annuity if the distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:

     o To a traditional individual retirement arrangement under Section 408 of the Code;

     o To another Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan or an annuity plan under Section 403(a) of the Code;

     o To a Section 403(b) Plan or to a 457(b) Governmental Deferred Compensation Plan.

     These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan, IRA, Section 403(b) Plan or governmental 457(b) plan will be an eligible rollover distribution EXCEPT to the extent:

     o It represents the return of "after-tax" contributions or is not otherwise includable in income (unless the distribution is rolled over to a traditional individual retirement arrangement under Section 408 of the Code, a Corporate Pension Profit-Sharing/401(k) or H.R.10 Plan and certain requirements are met);

     o It is part of a series of payments made for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary under the plan or for a period of more than ten years;

     o It is a required minimum distribution under Section 401(a)(9) of the Code as described below; or o It is made from a Plan by reason of a hardship.

     Required  minimum   distributions   under  Section  401(a)(9)  include  the
following required payments:

     o If the plan is an Individual Retirement Annuity, required payments for the calendar year in which the taxpayer reaches age 70 1/2 or any later calendar year; and

     o If the plan is a Corporate Pension or Profit-Sharing/401(k), H.R. 10, Tax-Sheltered Annuity, or 457(b) Deferred Compensation Plan (and if the taxpayer does not own more than 5% of the employer maintaining the applicable plan), required payments for the later of the calendar year in which the taxpayer reaches age 70 1/2 or the calendar year the taxpayer terminates employment with the employer or for any later calendar year. The above rule for IRAs applies to taxpayers who are more than 5% owners.

     The   administrator  of  the  applicable   qualified  plan  should  provide
additional information about these rollover tax rules when a distribution is made.

Distributions in the Form of Annuity Payments

     If any distribution is made from a qualified policy issued pursuant to a qualified plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to the taxpayer's "after-tax" contributions to the policy (and any other cost basis in the Policy). To the extent the payment exceeds such portion, it is includable in income. The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing the "after-tax" contributions and other cost basis in the policy at the time the annuity payments begin by the anticipated number of payments to be made under the policy. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income.

Penalty Tax on Withdrawals

     Generally, there is a penalty tax equal to 10% of the portion of any payment from a qualified policy that is included in income. This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o A distribution that is made on or after the date the taxpayer reaches age 59 1/2;

     o A distribution that is properly rolled over to a traditional IRA or to another eligible employer plan or account;

     o    A distribution that is made on or after the death of the owner;

     o A distribution that is made when the taxpayer is totally disabled (as defined in Section 72(m)(7) of the Code);

     o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary under the qualified policy (and, with respect to qualified policies issued pursuant to Corporate Pension and Profit-Sharing/401(k) or H.R. 10 Plans, which begin after the taxpayer separates from service with the employer maintaining the plan);

     o A distribution that is made by reason of separation from service with the employer maintaining the applicable plan during or after the calendar year in which the taxpayer reaches age 55;

     o A distribution that is made to the taxpayer to the extent it does not exceed the amount allowable as a deduction for medical-care under
          Section 213 of the Code (determined without regard to whether the taxpayer itemizes deductions);

     o A distribution that is made to an alternate payee pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code) (not applicable to Individual Retirement Annuities);

     o Distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

     o Distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and

     o Distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

Required Distributions

     Distributions from a policy issued pursuant to a qualified plan (other than a Roth IRA) must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     o Required distributions generally must start by April 1 of the calendar year following the calendar year in which the taxpayer reaches age 70-1/2; and

     o If the qualified plan is a Corporate Pension or Profit-Sharing/401(k), H.R. 10, or 403(b) Tax-Sheltered Annuity Plan and the taxpayer does not own more than 5% of the employer maintaining the plan, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which the taxpayer reaches age 70-1/2 or the calendar year in which the taxpayer terminates employment with the employer and

     o When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year.

     In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of the taxpayer's death. The applicable plan documents will contain such rules.

Tax-Sheltered Annuities and 401(k) Plans -- Withdrawal Limitations

     The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) or 401(k) of the Code) to circumstances only when the Owner: (1) attains age 59-1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the owner's policy value which represents contributions by the owner and does not include any investment results. The limitations on withdrawals apply only to salary reduction contributions made after the end of the plan year beginning in 1988, and to income attributable to such contributions and to income attributable to amounts held as of the end of the plan year beginning in 1988.

     The limitations on withdrawals do not affect rollovers and transfers between certain qualified plans. Owners should consult their own tax counsel or other tax advisor regarding any distributions.

Tax-Sheltered Annuities/Loans

     If a policy is issued pursuant to a 403(b) Tax-Sheltered Annuity, the owner may take a loan under the policy at any time before annuity payments begin. However, no loans will be made during the first policy year. The security for the loan will be the value of the policy invested in the guaranteed interest account. The loan cannot be more than the lesser of $50,000 or one-half of the value of the policy in the guaranteed interest account. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan amount is $2,500 (which can be changed at our discretion).

     If a loan payment is not made before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding loan balance (principal plus interest) will become due and payable. If the loan payment is not repaid within such time period, the loan balance plus interest will be considered in default and will be treated as taxable income for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the guaranteed interest account will only occur when the taxpayer qualifies for a plan distribution under the Code. If the loan is in default and the taxpayer does not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). A loan is treated as a distribution for tax purposes to the extent the loan amount exceeds the lesser of: (1) the greater of 50% of the Owner's vested account balance or $10,000; or (2) $50,000, reduced by the Owner's highest outstanding loan balance during the preceding 12-month period. If all or a portion of a loan is treated as a distribution, any amounts which are treated as distributions may become taxable and will be subject to income tax and penalties, if applicable.

                               ANNUITY PROVISIONS

Variable Annuity Payout

     An owner may elect a variable annuity payout. Variable annuity payments reflect the investment performance of the underlying portfolios in accordance with the allocation of the value of the policy to the variable annuity options during the annuity period. Variable annuity payments are not guaranteed as to dollar amount.

     American Fidelity Assurance Company will determine the number of annuity units payable for each payment by dividing the dollar amount of the first annuity payment by the annuity unit value for each applicable sub-account on the annuity date. This sets the number of annuity units for each applicable sub-account. The number of annuity units payable remains the same unless an owner transfers a portion of the annuity benefit to another variable investment option or to the fixed annuity option. The dollar amount is not fixed and will change from month to month, depending on the annuity unit value.

     The dollar amount of the variable annuity payments for each applicable sub-account after the first payment is determined by multiplying the fixed number of annuity units per payment in each sub-account by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable sub-account. The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the policy maintenance charge.

Variable Annuity Unit

     The value of any annuity unit for each sub-account was arbitrarily set initially at $10. The annuity unit value at the end of any subsequent valuation period is determined as follows:

     o The net investment factor for the current valuation period is multiplied by the value of the annuity unit for the sub-account for the immediately preceding valuation period; and

     o The result is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date.

     An owner can choose either a 3%, 4%, or 5% assumed investment rate. If one is not chosen, the assumed investment rate will be 3%.

     The assumed investment rate is the assumed rate of return used to determine the first annuity payment for a variable annuity option. A higher assumed investment rate will result in a higher first payment. Choice of a lower assumed investment rate will result in a lower first payment. Payments will increase whenever the actual return exceeds the chosen rate. Payments will decrease whenever the actual return is less than the chosen rate.

Fixed Annuity Payout

     The dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the 3% annuity table. The fixed annuity provides a 3% annual guaranteed interest rate on all annuity options. American Fidelity Assurance Company may pay or credit excess interest on a fixed annuity at our discretion.


                                 LEGAL OPINIONS

     McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

                                   UNDERWRITER

     American Fidelity Securities, Inc., a wholly-owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The policies are offered on a continuous basis. The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account B for 2000, 2001 and 2002 were $238,388, $465,269 and $519,401, respectively.

                      CUSTODIAN AND INDEPENDENT ACCOUNTANTS

     The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account B required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     The financial statements of American Fidelity Separate Account B that will be included in this Statement of Additional Information by amendment have been audited by KPMG LLP, independent auditors. KPMG LLP's address is 700 Oklahoma Tower, Oklahoma City, Oklahoma 73102.

                              FINANCIAL STATEMENTS

     The financial statements of Separate Account B and American Fidelity Assurance Company will be filed by amendment. The financial statements of American Fidelity Assurance Company should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies.


                                     PART C

                                OTHER INFORMATION

ITEM 24 - FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS

The following financial statements are included in Part B hereof:

American Fidelity Separate Account B**

     Independent Auditors' Report
     Statements of Assets and Liabilities as of December 31, 2002
     Statements of Operations for the Year Ended December 31, 2002
     Statements of Changes in Net Assets for the Years Ended  December  31, 2002
          and 2001
     Financial Highlights
     Notes to Financial Statements

American Fidelity Assurance Company**

     Independent Auditors' Report
     Consolidated Balance Sheets as of December 31, 2002 and 2001
     Consolidated  Statements  of Income for the Years Ended  December 31, 2002,
          2001 and 2000
     Consolidated  Statements  of  Stockholder's  Equity  for  the  Years  Ended
          December 31, 2002, 2001 and 2000
     Consolidated  Statements  of Cash Flows for the Years  Ended  December  31,
          2002, 2001 and 2000
     Notes to Consolidated Financial Statements
     Schedule III - Business Segment Information
     Schedule IV - Reinsurance

** To be filed by amendment.

(b) EXHIBITS

1 Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account B. Incorporated by reference to exhibit 99.B1 to the Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

3 Principal Underwriter's Agreement dated July 14, 1997 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. Incorporated by reference to Exhibit 99B.3 to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on October 10, 1997 (No. 333-25663).

4.1 Flexible Premium Variable and Fixed Deferred Annuity. Incorporated by reference to Exhibit 99.B4(i) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

4.2    Loan  Rider.   Incorporated   by  reference   to  Exhibit   99.B4(ii)  to
       Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

4.3 403(b) Annuity Rider. Incorporated by reference to Exhibit 99B.4(iii) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

4.4 Individual Retirement Annuity Rider. Incorporated by reference to Exhibit 99.B4(iv) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

5 Application Form. Incorporated herein by reference to Exhibit 99.B5 to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

6.1 Articles of Incorporation of American Fidelity Assurance Company. Incorporated by reference to Exhibit 99.B6(i) to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on October 10, 1997 (No. 333-25663).

6.2 Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997. Incorporated by reference to Exhibit 99.B6(ii) to Post-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on April 24, 1998 (No. 333-25663).

8.1 Fund Participation Agreement dated April 18, 1997 between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc., as amended by Exhibit 4 thereto dated January 20, 1999. Incorporated by reference to Exhibit 8.1 to Post-Effective Amendment No. 2 to Registrant's registration statement on Form N-4 on April 30, 1999 (No. 333-25663).

8.2* Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002.

8.3 Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999. Incorporated by reference to
       Exhibit 8.2 to Post-Effective Amendment No. 2 to Registrant's registration statement on Form N-4 on April 30, 1999 (No. 333-25663).

8.4 Amendment to Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
       Fund), as amended. Incorporated by reference to Exhibit 8.3 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.5*   Amendment  to Fund  Participation  Agreement  between  American  Fidelity
       Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.

8.6 Fund Participation Agreement and December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.4 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.7 First Amendment to Fund Participation Agreement dated December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.8*   Second  Amendment  to  Fund  Participation   Agreement  between  American
       Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002.

8.9 Shareholder Services Agreement dated February 16, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc. Incorporated by reference to Exhibit 8.6 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.10 Amendment No. 1 to Shareholder Services Agreement dated February 16, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc. Incorporated by reference to Exhibit 8.7 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.11* Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002.

8.12 Fund Participation Agreement dated April 10, 2001 between American Fidelity Assurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. Incorporated by reference to
       Exhibit 8.8 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.13*  Amendment No. 1 to Fund Participation Agreement between American Fidelity
       Assurance  Company,   Neuberger  Berman  Advisers  Management  Trust  and
       Neuberger Berman Management Inc. dated June 27, 2002.

8.14 Fund Participation Agreement dated April 20, 2001 between American Fidelity Assurance Company and Federated Securities Corp. Incorporated by reference to Exhibit 8.9 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.15* Amendment No. 1 to Fund Participation Agreement between American Fidelity Assurance Company and Federated Insurance Series and Federated Securities Corp. dated June 27, 2002.

9**    Opinion and Consent of Counsel.

10**   Consent of Independent Auditors.

13*    Calculation of Performance Information.

99**   Organizational Chart of American Fidelity Assurance Company.

---------------

*        Filed herewith.
**       To be filed by amendment.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address   Positions and Offices with Depositor
-----------------------------------   ------------------------------------
Lynda L. Cameron                      Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William M. Cameron                    Chairman of the Board and Chief Executive
2000 N. Classen Boulevard             Officer, Director
Oklahoma City, Oklahoma  73106

David R. Carpenter                    Executive Vice President, Treasurer
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William E. Durrett                    Senior Chairman of the Board, Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Stephen P. Garrett                    Senior Vice President, Secretary
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William A. Hagstrom                   Director
204 N. Robinson, Suite 1300
Oklahoma City, Oklahoma  73102

Charles R. Eitel                      Director
One Concourse Parkway, Suite 600
Atlanta, Georgia  30328

Theodore M. Elam                      Director
10th Floor, Two Leadership Square
211 North Robinson
Oklahoma City, Oklahoma  73102

Kenneth D. Klehm                      Senior Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Alfred L. Litchenburg                 Executive Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

David R. Lopez                        Director
18700 Saddle River
Oklahoma City, Oklahoma  73003

Paula Marshall-Chapman                Director
2727 East 11th Street
Tulsa, Oklahoma  74104

John W. Rex                           President and Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Galen P. Robbins, M.D.                Director
11901 Quail Creek Road
Oklahoma City, Oklahoma  73120


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

       The organizational chart of American Fidelity Assurance Company is included as Exhibit 99. The subsidiaries of American Fidelity Assurance Company reflected in the organization chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.

ITEM 27.  NUMBER OF CONTRACT OWNERS

       As of April 1, 2003, there were _______ non-qualified contract owners and _____ qualified contract owners.

ITEM 28.  INDEMNIFICATION

       The Bylaws of American Fidelity  Assurance Company (Article VIII, Section
3) provide, in part, that:

       (a) American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.

       (b) American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity
Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

       (c) To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A, American Fidelity Separate Account C and American Fidelity Dual Strategy Fund, Inc.(R)

       (b) The following persons are the officers and directors of American Fidelity Securities. The principal business address for each of the following officers and directors is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Name and Principal Business Address  Positions and Offices with Underwriter
-----------------------------------  --------------------------------------

David R. Carpenter                   Director, Chairman, President, Chief
P.O. Box 25523                       Executive Officer, Treasurer, Chief
Oklahoma City, Oklahoma  73125       Financial Officer and Investment Company
                                     and Variable Contracts Products Principal

Marvin R. Ewy                        Director, Vice President, Secretary, Chief
P.O. Box 25523                       Compliance Officer and Investment Company
Oklahoma City, Oklahoma  73125       and Variable Contracts Products Principal

Nancy K. Steeber                     Director, Vice President, Chief Operations
P.O. Box 25523                       Officer and Investment Company and Variable
Oklahoma City, Oklahoma  73125       Contracts Products Principal

       (c) The commissions received by American Fidelity Securities, Inc. in connection with Separate Account B in 2002 were $519,401, representing the 0.10 Distribution Fee, withdrawal charges and policy maintenance charge to the Registrant. It received no other compensation from or on behalf of the Registrant during the year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

       David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, whose address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.  MANAGEMENT SERVICES

       Not Applicable.

ITEM 32.  UNDERTAKINGS

       (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

       (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

                                 REPRESENTATIONS

       American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

       American Fidelity Assurance Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

       1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

       2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

       3. Instruct sales representatives who solicit participants `to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

       4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(a) of the Securities Act and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 7, 2003.

                            AMERICAN FIDELITY SEPARATE ACCOUNT B (Registrant)
                            By:  American Fidelity Assurance Company (Depositor)


                            By: JOHN W. REX
                               -----------------------------------------------
                                John W. Rex, President

                            AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)


                            By: JOHN W. REX
                               -----------------------------------------------
                                John W. Rex, President


       Each of the undersigned officers and directors of American Fidelity Assurance Company, hereby severally constitute and appoint John W. Rex, his true and lawful attorney-in-fact with full power to him to sign for him, and in his name as officer or director, or both, of American Fidelity Assurance Company, a Registration Statement (and any and all amendments thereto, including post-effective amendments) on Form N-4 to be filed with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and to perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

       As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 7, 2003.

Signature                       Title
---------                       -----

-----------------------------
Lynda L. Cameron                Director


WILLIAM M. CAMERON
-----------------------------
William M. Cameron              Chairman, Chief Executive Officer and Director
                                (Principal Executive Officer)

DAVID R. CARPENTER
-----------------------------
David R. Carpenter              Executive Vice President and Treasurer
                                (Principal Financial and Accounting Officer)

WILLIAM E. DURRETT
-----------------------------
William E. Durrett              Senior Chairman of the Board and Director



-----------------------------
Charles R. Eitel                Director


THEODORE M. ELAM
-----------------------------
Theodore M. Elam                Director


WILLIAM A. HAGSTROM
-----------------------------
William A. Hagstrom             Director



-----------------------------
David R. Lopez                  Director



-----------------------------
Paula Marshall-Chapman          Director


JOHN W. REX
-----------------------------
John W. Rex                     President and Director


GALEN P. ROBBINS
-----------------------------
Galen P. Robbins, M.D.          Director

                                  EXHIBIT INDEX

EXHIBIT
NUMBER      DESCRIPTION                              METHOD OF FILING
------      -----------                              ----------------
1      Resolution   adopted   by  the  Board  of  Incorporated herein by reference
       American   Fidelity   Assurance   Company
       authorizing  the   establishment  of  the
       Separate    Account.

3      Principal  Underwriters  Agreement  dated  Incorporated herein by reference
       July 14, 1997 between  American  Fidelity
       Assurance  Company,   on  behalf  of  the
       Registrant,    and   American    Fidelity
       Securities,    Inc.

4.1    Flexible   Premium   Variable  and  Fixed  Incorporated herein by reference
       Deferred    Annuity.

4.2    Loan Rider.                                Incorporated herein by reference

4.3    403(b)  Annuity  Rider.                    Incorporated herein by reference

4.4    Individual   Retirement   Annuity  Rider.  Incorporated herein by reference

5      Application Form.                          Incorporated herein by reference

6.1    Articles  of  Incorporation  of  American  Incorporated herein by reference
       Fidelity Assurance Company.

6.2    Amended and  Restated  Bylaws of American  Incorporated herein by reference
       Fidelity Assurance Company dated November
       24,  1997.

8.1    Fund Participation  Agreement dated April  Incorporated herein by reference
       18,  1997   between   American   Fidelity
       Assurance   Company  and  Merrill   Lynch
       Variable  Series Funds,  Inc., as amended
       by Exhibit 4 thereto  dated  January  20,
       1999.

8.2    Amendment to Fund Participation Agreement  Filed herewith electronically
       between   American   Fidelity   Assurance
       Company and Merrill Lynch Variable Series
       Funds, Inc. dated June 17, 2002.

8.3    Fund  Participation  Agreement  dated May  Incorporated herein by reference
       13,  1997   between   American   Fidelity
       Assurance  Company  and  each of  Dreyfus
       Variable  Investment  Fund,  The  Dreyfus
       Socially  Responsible  Growth Fund,  Inc.
       and Dreyfus Life and Annuity  Index Fund,
       Inc. (d/b/a Dreyfus Stock Index Fund), as
       amended by  Amendment  thereto  effective
       January   1,   1999.

8.4    Amendment to Fund Participation Agreement  Incorporated herein by reference
       dated  May  13,  1997  between   American
       Fidelity  Assurance  Company  and each of
       Dreyfus  Variable  Investment  Fund,  The
       Dreyfus Socially Responsible Growth Fund,
       Inc. and Dreyfus  Life and Annuity  Index
       Fund,  Inc.  (d/b/a  Dreyfus  Stock Index
       Fund),   as  amended.

8.5    Amendment to Fund Participation Agreement  Filed herewith electronically
       between   American   Fidelity   Assurance
       Company  and  each  of  Dreyfus  Variable
       Investment  Fund,  The  Dreyfus  Socially
       Responsible Growth Fund, Inc. and Dreyfus
       Life and Annuity Index Fund,  Inc. (d/b/a
       Dreyfus  Stock  Index Fund) dated June 3,
       2002.

8.6    Fund Participation Agreement and December  Incorporated herein by reference
       22, 1998 between Dual  Strategy  Fund and
       American  Fidelity   Assurance   Company.

8.7    First  Amendment  to  Fund  Participation  Incorporated herein by reference
       Agreement dated December 22, 1998 between
       Dual Strategy Fund and American  Fidelity
       Assurance   Company.

8.8    Second  Amendment  to Fund  Participation  Filed herewith electronically
       Agreement  between American Fidelity Dual
       Strategy Fund, Inc. and American Fidelity
       Assurance Company dated July 16, 2002.

8.9    Shareholder   Services   Agreement  dated  Incorporated herein by reference
       February   16,  2001   between   American
       Fidelity  Assurance  Company and American
       Century   Investment    Services,    Inc.

8.10   Amendment No. 1 to  Shareholder  Services  Incorporated herein by reference
       Agreement dated February 16, 2001 between
       American  Fidelity  Assurance Company and
       American  Century  Investment   Services,
       Inc.

8.11   Amendment No. 2 to  Shareholder  Services  Filed herewith electronically
       Agreement   between   American   Fidelity
       Assurance  Company and  American  Century
       Investment  Management,  Inc.  dated June
       27, 2002.

8.12   Fund Participation  Agreement dated April  Incorporated herein by reference
       10,  2001   between   American   Fidelity
       Assurance   Company,   Neuberger   Berman
       Advisers  Management  Trust and Neuberger
       Berman Management,  Inc.

8.13   Amendment  No.  1 to  Fund  Participation  Filed herewith electronically
       Agreement   between   American   Fidelity
       Assurance   Company,   Neuberger   Berman
       Advisers  Management  Trust and Neuberger
       Berman  Management  Inc.  dated  June 27,
       2002.

8.14   Fund Participation  Agreement dated April  Incorporated herein by reference
       20,  2001   between   American   Fidelity
       Assurance     Company    and    Federated
       Securities    Corp.

8.15   Amendment  No.  1 to  Fund  Participation  Filed herewith electronically
       Agreement   between   American   Fidelity
       Assurance Company and Federated Insurance
       Series  and  Federated  Securities  Corp.
       dated June 27, 2002.

9**    Opinion and Consent of Counsel.

10**   Consent of Independent Auditors.

13*    Calculation of Performance Information.    Filed herewith electronically

99**   Organizational Chart of American Fidelity
       Assurance Company.
---------------

*      Filed herewith.
**     To be filed by amendment.

                                                                     EXHIBIT 8.2

                    AMENDMENT TO FUND PARTICIPATION AGREEMENT

     Reference is made to the Fund Participation Agreement dated as of May 1, 1999 between MERRILL LYNCH VARIABLE SERIES FUNDS, INC., an open-end management investment company organized as a Maryland corporation (the "Fund"), and AMERICAN FIDELITY ASSURANCE COMPANY, a life insurance company organized under the laws of the state of Oklahoma, (the "Company"), on its own behalf and on behalf of each segregated asset account ("Separate Account") of the Company set forth on Schedule A as attached thereto (the "Existing Agreement"). This amendment to the Existing Agreement is made as of June 17, 2002.

     WHEREAS, the Separate Accounts of the Company entitled to participate in series of shares of the Fund offered by the Fund are set forth on Schedule A attached to the Existing Agreement.

     The Fund and the Company hereby amend and restate said Schedule A to the Existing Agreement as attached hereto, and all references in the Existing Agreement to Separate Accounts or otherwise to segregated asset accounts shall be deemed to refer to the Separate Accounts of the Company as set forth on Schedule A as attached hereto.

     Capitalized terms used herein without definition and defined in the Existing Agreement shall have the same meaning herein as therein.

     IN WITNESS WHEREOF, the parties have caused their duly authorized officers to execute this Amendment to Fund Participation Agreement as of the date and year first above written.

                                      AMERICAN FIDELITY ASSURANCE COMPANY

                                      By:   JOHN W. REX
                                      Name: John W. Rex
                                      Title: President



                                      MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

                                      By:   TERRY K. GLENN
                                      Name: Terry K. Glenn
                                      Title: President

                                                             As of June 17, 2002

                                   Schedule A

          Segregated Asset Accounts of American Fidelity Assurance Company Participating in Portfolios of Merrill Lynch Variable Series Funds, Inc.


          Name of Separate Account                   Date Established
          ------------------------                   ----------------
          Separate Account B                         September 20, 1996
          Separate Account C                         June 4, 2002

                                                                     EXHIBIT 8.5

                                  AMENDMENT TO
                          FUND PARTICIPATION AGREEMENT

The Fund Participation Agreement dated the 13th day of May, 1997 by and between American Fidelity Assurance Company, and each of Dreyfus Variable Investment Fund, Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
Fund), and The Dreyfus Socially Responsible Growth Fund, Inc. ("Agreement") is hereby amended as of June 3, 2002, to add "Dreyfus Investment Portfolios" as a party to the Agreement and as follows:

(1) Exhibit A is deleted in its entirety and replaced with the revised Exhibit A attached hereto.

(2)  Section 1.12 is deleted in its entirety  and  replaced  with the  following
     Section 1.12:

     1.12 "Separate Account" shall mean the separate accounts of the Insurance Company listed on Exhibit B attached hereto, all of which are established by Insurance Company in accordance with the laws of the State of Oklahoma.

(3) A new Exhibit B is added to the Agreement and includes the name of each separate account and a list of products in which Dreyfus portfolios are offered.

IN WITNESS WHEREOF, the parties hereto have executed and delivered this Agreement as of the date first above written.

                                  AMERICAN FIDELITY ASSURANCE COMPANY

                                  By:    JOHN W. REX
                                  Title: John W. Rex, President


                                  DREYFUS VARIABLE INVESTMENT FUND

                                  By:    ILLEGIBLE
                                  Title: Assistant Secretary



                                  DREYFUS LIFE AND ANNUITY INDEX FUND, INC.
                                  d/b/a  DREYFUS STOCK INDEX FUND)

                                  By:    ILLEGIBLE
                                  Title: Assistant Secretary


                                  THE DREYFUS SOCIALLY RESPONSIBLE
                                  GROWTH FUND, INC.

                                  By:    ILLEGIBLE
                                  Title: Secretary


                                  DREYFUS INVESTMENT PORTFOLIOS

                                  By:    ILLEGIBLE
                                  Title: Secretary

                                    EXHIBIT A

                           LIST OF PARTICIPATING FUNDS


Fund Name                                                    Share Class
---------                                                    -----------

Dreyfus Variable Investment Fund
      Growth and Income Portfolio                            Initial Shares
      Small Company Stock Portfolio                          Initial Shares
      International Value Portfolio                          Initial Shares

Dreyfus Stock Index Fund                                     Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc.           Initial Shares

Dreyfus Investment Portfolios
       Technology Growth Portfolio                           Initial Shares


                                    EXHIBIT B

Separate Account
----------------

American Fidelity Separate Account B
American Fidelity Separate Account C

                                                                     EXHIBIT 8.8

                SECOND AMENDMENT TO FUND PARTICIPATION AGREEMENT

     This Amendment, dated as of July 16th, 2002, amends the Fund Participation Agreement, dated as of December 22, 1998 (the "Agreement"), between American Fidelity Dual Strategy Fund, Inc. (the "Fund") and American Fidelity Assurance Company ("AFA").

     WHEREAS, the Fund and AFA desire to amend Schedule A to the Agreement to add a new separate account;

     NOW, THEREFORE, in consideration of the promises and mutual covenants hereinafter contained, the Fund and AFA agree as follows:

1. The Fund and AFA hereby amend and restate Schedule A to the Existing Agreement, attached hereto and made a part hereof, as set forth in this Second Amendment to the Agreement.

2. Except as modified hereby, all other terms and conditions of the Agreement shall remain in full force and effect.

     IN WITNESS WHEREOF, the parties have caused their duly authorized officers to execute this Second Amendment to the Fund Participation Agreement as of the date and year first above written.

                                      AMERICAN FIDELITY ASSURANCE COMPANY


                                      JOHN W. REX
                                      John W. Rex, President


                                      AMERICAN FIDELITY DUAL STRATEGY FUND, INC.


                                      JOHN W. REX
                                      John W. Rex, Chairman of the Board and
                                      President

                                  "SCHEDULE A"

Segregated Accounts of American Fidelity Assurance Company Participating in American Fidelity Dual Strategy Fund, Inc."

    Name of Separate Account                     Effective Date of Participation
    ------------------------                     -------------------------------

    American Fidelity Separate Account A         January 1, 1999
    American Fidelity Separate Account B         May 1, 1999
    American Fidelity Separate Account C         July 16, 2002

                                                                    EXHIBIT 8.11

                AMENDMENT NO. 2 TO SHAREHOLDER SERVICES AGREEMENT

     THIS AMENDMENT NO. 2 TO SHAREHOLDER SERVICES AGREEMENT "Amendment") is made as of this 27th day of June, 2002, by and between AMERICAN FIDELITY ASSURANCE COMPANY (the "Company") and AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("ACIM").

                                    RECITALS

     WHEREAS, the Company and ACIM are parties to a certain Shareholder Services Agreement dated February 16, 2001 and amended April 6, 2001 (the "Agreement"), in which the Company offers to the public certain variable annuity contracts and variable life insurance contracts (the "Contracts");

     WHEREAS, the Company desires to redefine the separate accounts available under the Agreement; and

     WHEREAS, the parties now desire to further modify the Agreement as provided herein.

     NOW, THEREFORE, in consideration of the mutual promises set forth herein, the parties hereto agree as follows:

     1. Representations. Section 7(a) is hereby deleted in its entirety and the following Section 7(a) is substituted in lieu thereof:

     "7. Representations.

          "(a) The Company represents and warrants that:

               (i) this Agreement has been duly authorized by all necessary corporate action and, when executed and delivered, shall constitute the legal, valid and binding obligation of the Company, enforceable in accordance with its terms;

               (ii) it has established:

                    o    AFAdvantage   Variable   Annuity(R)(a   "Contract,"  as
                         defined in the preamble of this Agreement);

                    o AFMaxx(TM) Group Variable Annuity (a "Contract," as defined in the preamble of this Agreement) for use in certain public sector IRC Section 457(b) Eligible Deferred Compensation Plans;

                    o Separate Account B ("Account B") and Separate Account C ("Account C") (together, the "Accounts"), each of which is a duly authorized and established Separate Account under Oklahoma insurance law, to serve as investment vehicles for the Contracts;

               (iii) it has registered Account B as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act");

               (iv) Account C is not required to be registered with the Securities and Exchange Commission as a unit investment trust, pursuant to Section 3(c)(11) of the 1940 Act;

               (v) each Contract provides for the allocation of net amounts received by the Company to an Account for investment in the shares of one or more specified investment companies selected among those companies available through the Account to act as underlying investment media;

               (vi) selection of a particular investment company is made by the Contract Owner under a particular Contract, who may change such selection from time to time in accordance with the terms of the applicable Contract; and

               (vii) the activities of the Company contemplated by the Agreement comply in all material respects with all provisions of federal and state securities law applicable to such activities."

     2. Ratification and Confirmation of Agreement. In the event of a conflict between the terms of this Amendment and the Agreement, it is the intention of the parties that the terms of this Amendment shall control and the Agreement shall be interpreted on that basis. To the extent the provisions of the Agreement have not been amended by this Amendment, the parties hereby confirm and ratify the Agreement.

     3.   Counterparts.   This   Amendment  may  be  executed  in  two  or  more
counterparts, each of which shall be an original and all of which together shall constitute one instrument.

     4. Full Force and Effect. Except as expressly supplemented, amended or consented to hereby, all of the representations, warranties, terms, covenants and conditions of the Agreement shall remain unamended and shall continue in full force and effect.

     IN WITNESS WHEREOF, the undersigned have executed this Amendment No. 2 as of the date first above written.

AMERICAN FIDELITY                        AMERICAN CENTURY
ASSURANCE COMPANY                        INVESTMENT MANAGEMENT, INC.

By:   JOHN W. REX                       By:   WILLIAM M. LYONS
Name: John W. Rex                       Name: William M. Lyons
Title: President                        Title: Executive Vice President

                                                                    EXHIBIT 8.13

                             AMENDMENT NO. 1 TO THE
                          FUND PARTICIPATION AGREEMENT

This Amendment, dated as of June 27, 2002, amends the Fund Participation Agreement, dated as of April 10, 2001, as amended, among AMERICAN FIDELITY ASSURANCE COMPANY, NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, and NEUBERGER BERMAN MANAGEMENT INC. (the "Agreement"). Terms defined in the Agreement are used herein as therein defined.

     WHEREAS, the parties desire to amend Appendix B to the Agreement to add a new Separate Account;

     NOW, THEREFORE, in consideration of the promises and mutual covenants hereinafter contained, the parties agree as follows:

1. Appendix B of the Agreement is hereby deleted and replaced with new Appendix B attached hereto.

2. Except as modified hereby, all other terms and conditions of the Agreement shall remain in full force and effect.

3. This Amendment may be executed in two or more counterparts, each of which shall be deemed to be an original, but all of which together shall constitute one and the same Amendment.

NEUBERGER BERMAN                          NEUBERGER BERMAN
ADVISERS MANAGEMENT TRUST                 MANAGEMENT INC.


By:   PETER E. SUNDMAN                    By:   PETER E. SUNDMAN
Name: Peter E. Sundman                    Name: Peter E. Sundman
Title: Chairman and CEO                   Title: President


                                          AMERICAN FIDELITY
                                          ASSURANCE COMPANY


                                          By:   JOHN W. REX
                                          Name: John W. Rex
                                          Title: President

                                   Appendix B

-------------------------------------------- -----------------------------------

Separate Account                              Selected Portfolios
----------------                              -------------------

American Fidelity Separate Account B          Balanced Portfolio
                                              Growth Portfolio

American Fidelity Separate Account C          Balanced Portfolio
                                              Growth Portfolio
                                              Liquid Asset Portfolio
-------------------------------------------- -----------------------------------

                                                                    EXHIBIT 8.15

                                 AMENDMENT NO. 1
                                       TO
                          FUND PARTICIPATION AGREEMENT
                                  BY AND AMONG
                        AMERICAN FIDELITY ASSURANCE CO.,
                           FEDERATED INSURANCE SERIES
                                       AND
                           FEDERATED SECURITIES CORP.

American Fidelity Assurance Company (the "Insurer"), Federated Insurance Series (the "Fund") and Federated Securities Corp. ("FSC") hereby enter into this Amendment as of the 27 day of June, 2002.

WHEREAS, Institution, Fund and FSC previously entered into a Fund Participation Agreement (the "Agreement"), dated the 20th day of April, 2001, and wish to amend the Agreement as follows:

1. Any and all references in the Agreement to "Separate Account B" shall be replaced in their entirety by "the Separate Accounts listed on Exhibit A to the Agreement";

2. Exhibit A to the Agreement is hereby deleted and replaced in its entirety with the Exhibit A attached hereto.

IN WITNESS WHEREOF, each party has caused this Amendment to be executed in its name and on its behalf by its duly authorized representative.


FEDERATED INSURANCE SERIES               FEDERATED SECURITIES CORP.


By:   J. CHRISTOPHER DONAHUE             By:   JOHN B. FISHER
Name: J. Christopher Donahue             Name: John B. Fisher
Title: President                         Title: President-Institutional Sales


AMERICAN FIDELITY ASSURANCE CO.


By:  JOHN W. REX
Name: John W. Rex
Title: President

                                    EXHIBIT A

                      American Fidelity Separate Account B

                      American Fidelity Separate Account C


                                                                      EXHIBIT 13

DUAL STRATEGY FUND, INC.
(  Standardized Performance  )                                SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                   9.35100000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          106.9404342

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.62137890
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  106.3190553

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      6.90400000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $734.03

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -58.72
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $675.31

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6753

SUBTRACT 1.0                                                                                                                 -0.3247

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -32.47%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        01-May-99                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            01-May-99                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.87713230
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  98.12286770

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      6.90400000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $677.44

LESS WITHDRAWAL CHARGE @           5.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -30.48
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $646.96

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6470

SUBTRACT 1.0                                                                                                                 -0.3530

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -35.30%
                                                                                                                   =================

DUAL STRATEGY FUND, INC.

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment

          ONE YEAR                       SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                           AVERAGE ANNUAL
         TOTAL RETURN                             TOTAL RETURN

$1,000 (1 + T)**1  =   $675.31            $1,000 (1 + T)**3.67 = $646.96
            T =        -32.47%                             T =    -11.19%
                =================                          =============


DUAL STRATEGY FUND, INC.
(  Standardized Performance  )                                SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON   31-Dec-97                                                                                        $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON   31-Dec-97                                                                            6.80370283
                                                                                                                     ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         146.97878870
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         5.38621020
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -2.60577870
                                                                                                                     ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON  31-Dec-02                                                                       149.75922020

MULTIPLIED BY NET ASSET VALUE  ON              31-Dec-02                                                                  6.08398133
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON          31-Dec-02                                                                               $911.13

LESS WITHDRAWAL CHARGE @      4.00%   ON 90%  (8% MAX ON PURCHASES)                                                           -32.80
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $878.33

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8783

SUBTRACT 1.0                                                                                                                 -0.1217

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -12.17%
                                                                                                                     ===============

TEN YEAR

INITIAL  INVESTMENT  ON   31-Dec-92                                                                                        $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON   31-Dec-92                                                                            3.24895250
                                                                                                                     ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         307.79151140
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        11.14791860
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -7.61071280
                                                                                                                     ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON  31-Dec-02                                                                       311.32871720

MULTIPLIED BY NET ASSET VALUE  ON              31-Dec-02                                                                  6.08398133
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON          31-Dec-02                                                                             $1,894.12

LESS WITHDRAWAL CHARGE @      0.00%   ON 90%  (8% MAX ON PURCHASES)                                                             0.00
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,894.12

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.8941

SUBTRACT 1.0                                                                                                                  0.8941

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          89.41%
                                                                                                                     ===============


DUAL STRATEGY FUND, INC.

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **    =  to the power of
                         ERV  =  ending value of $1,000 investment

       FIVE YEAR                                   TEN YEAR
     AVERAGE ANNUAL                             AVERAGE ANNUAL
      TOTAL RETURN                               TOTAL RETURN

$1,000 (1 + T)**5 = $878.33           $1,000 (1 + T)** 10.00 = $1,894.12
                 T =  -2.56%                            T =         6.60%
                 ==========                             ================


DUAL STRATEGY FUND, INC.
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                       9.35100000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          106.9404342

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.62137890
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      106.3190553

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             6.90400000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $734.03

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7340

SUBTRACT 1.0                                                                                                                 -0.2660

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -26.60%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     01-May-99                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        01-May-99                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.87713230
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      98.12286770

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             6.90400000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $677.44

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6774

SUBTRACT 1.0                                                                                                                 -0.3226

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -32.26%
                                                                                                                    ================

DUAL STRATEGY FUND, INC.

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )


                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment


      ONE YEAR                              SINCE INCLUSION IN SEPARATE ACCOUNT
    AVERAGE ANNUAL                                   AVERAGE ANNUAL
     TOTAL RETURN                                     TOTAL RETURN

$1,000 (1 + T)**1 =  $734.03                 $1,000 (1 + T)**3.67 = $677.44
                 T =  -26.60%                                  T =   -10.06%
                 ===========                                   ============


DUAL STRATEGY FUND, INC.
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON         31-Dec-97                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  31-Dec-97                                                                  6.80370283
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         146.97878870
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         5.38621020
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -2.60577870
                                                                                                                      --------------
EQUALS UNITS HELD  ON                       31-Dec-02                                                                   149.75922020

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                           6.08398133
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $911.13

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.9111

SUBTRACT 1.0                                                                                                                 -0.0889

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          -8.89%
                                                                                                                      ==============

TEN YEAR

INITIAL  INVESTMENT  ON         31-Dec-92                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  31-Dec-92                                                                  3.24895250
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         307.79151140
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        11.14791860
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -7.61071280
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                               311.32871720

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                           6.08398133
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,894.12

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.8941

SUBTRACT 1.0                                                                                                                  0.8941

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          89.41%
                                                                                                                      ==============


DUAL STRATEGY FUND, INC.


AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment

THUS:
            FIVE YEAR                                 TEN YEAR
          AVERAGE ANNUAL                           AVERAGE ANNUAL
           TOTAL RETURN                             TOTAL RETURN

    $1,000 (1 + T)**5 = $911.13             $1,000(1 + T)**10 = $1,894.12
                     T =  -1.84%                            T =      6.60%
                     ==========                             =============


AMERICAN CENTURY VARIABLE PORTFOLIO - BALANCED
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                   9.65100000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          103.6162056

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.05814630
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  103.5580593

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      8.59900000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $890.50

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -71.24
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $819.26

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8193

SUBTRACT 1.0                                                                                                                 -0.1807

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -18.07%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        01-May-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            01-May-01                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.10995440
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  99.89004560

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      8.59900000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $858.95

LESS WITHDRAWAL CHARGE @           7.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -54.11
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $804.84

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8048

SUBTRACT 1.0                                                                                                                 -0.1952

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -19.52%
                                                                                                                   =================

AMERICAN CENTURY VARIABLE PORTFOLIO - BALANCED

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment

   ONE YEAR                              SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                            AVERAGE ANNUAL
         TOTAL RETURN                              TOTAL RETURN

$1,000 (1 + T)**1  =   $819.26            $1,000 (1 + T)**1.67 = $804.84
                 T =    -18.07%                            T =    -12.20%
                 =============                             =============


AMERICAN CENTURY VARIABLE PORTFOLIO - BALANCED
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON   31-Dec-97                                                                                        $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON   31-Dec-97                                                                            7.45516810
                                                                                                                     ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         134.13513780
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        71.67616210
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.41146930
                                                                                                                     ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON  31-Dec-02                                                                       205.39983060

MULTIPLIED BY NET ASSET VALUE  ON              31-Dec-02                                                                  4.87649944
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON          31-Dec-02                                                                             $1,001.63

LESS WITHDRAWAL CHARGE @      4.00%   ON 90%  (8% MAX ON PURCHASES)                                                           -36.06
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $965.57

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.9656

SUBTRACT 1.0                                                                                                                 -0.0344

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          -3.44%
                                                                                                                     ===============

TEN YEAR

INITIAL  INVESTMENT  ON   31-Dec-92                                                                                        $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON   31-Dec-92                                                                            5.59792146
                                                                                                                     ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         178.63773310
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                       146.71755400
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.80129760
                                                                                                                     ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON  31-Dec-02                                                                       324.55398950

MULTIPLIED BY NET ASSET VALUE  ON              31-Dec-02                                                                  4.87649944
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON          31-Dec-02                                                                             $1,582.69

LESS WITHDRAWAL CHARGE @      0.00%   ON 90%  (8% MAX ON PURCHASES)                                                             0.00
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,582.69

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.5827

SUBTRACT 1.0                                                                                                                  0.5827

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          58.27%
                                                                                                                     ===============

AMERICAN CENTURY VARIABLE PORTFOLIO - BALANCED

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **    =  to the power of
                         ERV  =  ending value of $1,000 investment

          FIVE YEAR                                TEN YEAR
        AVERAGE ANNUAL                          AVERAGE ANNUAL
         TOTAL RETURN                            TOTAL RETURN

  $1,000 (1 + T)**5  =  $965.57        $1,000 (1 + T)**10.00 = $1,582.69
                   T =    -0.70%                        T =         4.70%
                   ============                         ================


AMERICAN CENTURY VARIABLE PORTFOLIO - BALANCED
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                       9.65100000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          103.6162056

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.05814630
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      103.5580593

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             8.59900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $890.50

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8905

SUBTRACT 1.0                                                                                                                 -0.1095

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -10.95%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     01-May-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        01-May-01                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.10995440
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      99.89004560

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             8.59900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $858.95

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8590

SUBTRACT 1.0                                                                                                                 -0.1411

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -14.11%
                                                                                                                    ================

AMERICAN CENTURY VARIABLE PORTFOLIO - BALANCED

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment


      ONE YEAR                         SINCE INCLUSION IN SEPARATE ACCOUNT
    AVERAGE ANNUAL                             AVERAGE ANNUAL
     TOTAL RETURN                               TOTAL RETURN

$1,000 (1 + T)**1 =  $890.50             $1,000 (1 + T)**1.67 = $858.95
                 T =  -10.95%                             T =     -8.71%
                 ===========                              =============


AMERICAN CENTURY VARIABLE PORTFOLIO - BALANCED
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON         31-Dec-97                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  31-Dec-97                                                                  7.45516810
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         134.13513780
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        71.67616210
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.41146930
                                                                                                                      --------------
EQUALS UNITS HELD  ON                       31-Dec-02                                                                   205.39983060

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                           4.87649944
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,001.63

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.0016

SUBTRACT 1.0                                                                                                                  0.0016

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                           0.16%
                                                                                                                      ==============

TEN YEAR

INITIAL  INVESTMENT  ON         31-Dec-92                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  31-Dec-92                                                                  5.59792146
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         178.63773310
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                       146.71755400
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.80129760
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                               324.55398950

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                           4.87649944
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,582.69

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.5827

SUBTRACT 1.0                                                                                                                  0.5827

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          58.27%
                                                                                                                      ==============

AMERICAN CENTURY VARIABLE PORTFOLIO - BALANCED

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment

THUS:
                 FIVE YEAR                       TEN YEAR
               AVERAGE ANNUAL                  AVERAGE ANNUAL
                TOTAL RETURN                    TOTAL RETURN

       $1,000 (1 + T)**5 = $1,001.63        $1,000 (1 + T)**10 = $1,582.69
                        T =     0.03%                        T =      4.70%
                        =============                      ===============



AMERICAN CENTURY VARIABLE PORTFOLIO - CAPITAL APPRECIATION
(  Standardized Performance  )                               SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                      T  =  [  ERV /  P ]  - 1

                      where:    T  =   total return
                                P  =   initial $1,000 investment
                                ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                      31-Dec-01                                                               $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 31-Dec-01                                        8.22600000
                                                                                                             -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                    121.5657671

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                             -0.02975720
                                                                                                             -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                       121.5360099

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                       6.38500000
                                                                                                             -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                           $776.01

LESS WITHDRAWAL CHARGE @ 8.00% (8% MAX ON PURCHASES)                                                                    -62.08
                                                                                                             -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                              $713.93

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                               0.7139

SUBTRACT 1.0                                                                                                           -0.2861

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                   -28.61%
                                                                                                             =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                      01-May-01                                                               $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 01-May-01                                       10.00000000
                                                                                                             -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                   100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                             -0.05285470
                                                                                                             -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                       99.94714530

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                       6.38500000
                                                                                                             -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                           $638.16

LESS WITHDRAWAL CHARGE @ 7.00% ON 90% (8% MAX ON PURCHASES)                                                             -40.20
                                                                                                             -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                              $597.96

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                               0.5980

SUBTRACT 1.0                                                                                                           -0.4020

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                   -40.20%
                                                                                                             =================

AMERICAN CENTURY VARIABLE PORTFOLIO - CAPITAL APPRECIATION

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

              P  [  1 +  T ]**n     =   ERV

              where:             T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **    =  to the power of
                                 ERV  =  ending value of $1,000 investment

      ONE YEAR                           SINCE INCLUSION IN SEPARATE ACCOUNT
   AVERAGE ANNUAL                                AVERAGE ANNUAL
    TOTAL RETURN                                  TOTAL RETURN


$1,000 (1 + T)**1  =    $713.93          $1,000 (1 + T)**1.67  =   $597.96
                  T =    -28.61%                            T =     -26.52%
                  =============                             ==============

AMERICAN CENTURY VARIABLE PORTFOLIO - CAPITAL APPRECIATION
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON   31-Dec-97                                                                                $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON   31-Dec-97                                                                    8.31674163
                                                                                                             ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                 120.23939710
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                75.66701230
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                           -0.12655010
                                                                                                             ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON 31-Dec-02                                                                195.77985930

MULTIPLIED BY NET ASSET VALUE  ON              31-Dec-02                                                          4.71043177
                                                                                                             ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON          31-Dec-02                                                                       $922.21

LESS WITHDRAWAL CHARGE @      4.00%   ON 90%  (8% MAX ON PURCHASES)                                                   -33.20
                                                                                                             ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                            $889.01

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                             0.8890

SUBTRACT 1.0                                                                                                         -0.1110

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                 -11.10%
                                                                                                             ===============

TEN YEAR

INITIAL  INVESTMENT  ON   31-Dec-92                                                                                $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON   31-Dec-92                                                                    7.84424473
                                                                                                             ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                 127.48199920
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                               112.87883440
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                           -0.23376310
                                                                                                             ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON  31-Dec-02                                                               240.12707050

MULTIPLIED BY NET ASSET VALUE  ON              31-Dec-02                                                          4.71043177
                                                                                                             ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON          31-Dec-02                                                                     $1,131.10

LESS WITHDRAWAL CHARGE @      0.00%   ON 90%  (8% MAX ON PURCHASES)                                                     0.00
                                                                                                             ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                          $1,131.10

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                             1.1311

SUBTRACT 1.0                                                                                                          0.1311

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                  13.11%
                                                                                                             ===============

AMERICAN CENTURY VARIABLE PORTFOLIO - CAPITAL APPRECIATION

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **    =  to the power of
                         ERV  =  ending value of $1,000 investment

                  FIVE YEAR                             TEN YEAR
                AVERAGE ANNUAL                       AVERAGE ANNUAL
                 TOTAL RETURN                         TOTAL RETURN

         $1,000 (1 + T)**5 = $889.01        $1,000 (1 + T)**10.00 = $1,131.10
                          T =  -2.33%                        T =         1.24%
                          ==========                         ================

AMERICAN CENTURY VARIABLE PORTFOLIO - CAPITAL APPRECIATION
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                     T  =  [  ERV /  P ]  - 1

                     where:         T  =   total return
                                    P  =   initial $1,000 investment
                                    ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                  31-Dec-01                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           31-Dec-01                                              8.22600000
                                                                                                              ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                    121.5657671

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                             -0.02975720
                                                                                                              ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                             121.5360099

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                 6.38500000
                                                                                                              ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                    $776.01

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                               0.7760

SUBTRACT 1.0                                                                                                           -0.2240

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                   -22.40%
                                                                                                              ================


SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                  01-May-01                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           01-May-01                                             10.00000000
                                                                                                               ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                   100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                             -0.05285470
                                                                                                               ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                             99.94714530

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                 6.38500000
                                                                                                               ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                    $638.16

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                               0.6382

SUBTRACT 1.0                                                                                                           -0.3618

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                   -36.18%
                                                                                                               ===============


AMERICAN CENTURY VARIABLE PORTFOLIO - CAPITAL APPRECIATION

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )


                     P  [  1 +  T ]**n     =   ERV

                     where:         T  =   average annual total return
                                    P  =   initial $1,000 investment
                                    n  =   number of years
                                    **    =  to the power of
                                    ERV  =  ending value of $1,000 investment



      ONE YEAR                        SINCE INCLUSION IN SEPARATE ACCOUNT
    VERAGE ANNUAL                              AVERAGE ANNUAL
    TOTAL RETURN                                TOTAL RETURN

$1,000 (1 + T)**1  =  $776.01         $1,000 (1 + T)**1.67  =  $638.16
                 T =   -22.40%                          T =     -23.60%
                 ============                           ===============

AMERICAN CENTURY VARIABLE PORTFOLIO - CAPITAL APPRECIATION
(  Non-Standardized Performance  )                           SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:         T  =   total return
                                 P  =   initial $1,000 investment
                                 ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON                        31-Dec-97                                                    $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  31-Dec-97                                   8.31674163
                                                                                                       --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                          120.23939710
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                         75.66701230
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                    -0.12655010
                                                                                                       --------------
EQUALS UNITS HELD  ON                                          31-Dec-02                                 195.77985930

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                        4.71043177
                                                                                                       --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                     $922.21

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                      0.9222

SUBTRACT 1.0                                                                                                  -0.0778

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                           -7.78%
                                                                                                       ==============


TEN YEAR

INITIAL  INVESTMENT  ON                        31-Dec-92                                                    $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  31-Dec-92                                   7.84424473
                                                                                                       --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                          127.48199920
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                        112.87883440
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                    -0.23376310
                                                                                                       --------------
EQUALS UNITS HELD  ON                          31-Dec-02                                                 240.12707050

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                        4.71043177
                                                                                                       --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                   $1,131.10

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                      1.1311

SUBTRACT 1.0                                                                                                   0.1311

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                           13.11%
                                                                                                       ==============


AMERICAN CENTURY VARIABLE PORTFOLIO - CAPITAL APPRECIATION


AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

                  P  [  1 +  T ]**n     =   ERV

                  where:         T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **   =   to the power of
                                 ERV  =   ending value of $1,000 investment


THUS:
        FIVE YEAR                                        TEN YEAR
           AVERAGE ANNUAL                                 AVERAGE ANNUAL
            TOTAL RETURN                               TOTAL RETURN


     $1,000 (1 + T)**5 =  $922.21             $1,000 (1 +T)**10 =  $1,131.10
                     T =    -1.61%                            T =       1.24%
                     ============                             ==============


AMERICAN CENTURY VARIABLE PORTFOLIO - INCOME & GROWTH
(  Standardized Performance  )                                SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                      T  =  [  ERV /  P ]  - 1

                      where:    T  =   total return
                                P  =   initial $1,000 investment
                                ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                      31-Dec-01                                                                     $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 31-Dec-01                                              9.14000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          109.4091904

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.03030300
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                             109.3788874

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                             7.26000000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                                 $794.09

LESS WITHDRAWAL CHARGE @ 8.00% (8% MAX ON PURCHASES)                                                                          -63.53
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $730.56

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7306

SUBTRACT 1.0                                                                                                                 -0.2694

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -26.94%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                      01-May-01                                                                     $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 01-May-01                                             10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.05437300
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                             99.94562700

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                             7.26000000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                                 $725.61

LESS WITHDRAWAL CHARGE @ 7.00% ON 90% (8% MAX ON PURCHASES)                                                                   -45.71
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $679.90

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6799

SUBTRACT 1.0                                                                                                                 -0.3201

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -32.01%
                                                                                                                    ================


AMERICAN CENTURY VARIABLE PORTFOLIO - INCOME & GROWTH

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                      P  [  1 +  T ]**n     =   ERV

                      where:    T  =   average annual total return
                                P  =   initial $1,000 investment
                                n  =   number of years
                                **    =  to the power of
                                ERV  =  ending value of $1,000 investment



      ONE YEAR                         SINCE INCLUSION IN SEPARATE ACCOUNT
    AVERAGE ANNUAL                               AVERAGE ANNUAL
     TOTAL RETURN                                 TOTAL RETURN


$1,000 (1 + T)**1  =    $730.56        $1,000 (1 + T)**1.67  =   $679.90
                  T =    -26.94%                            T =   -20.64%
                  =============                             ============


AMERICAN CENTURY VARIABLE PORTFOLIO - INCOME & GROWTH
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:          T  =   total return
                                  P  =   initial $1,000 investment
                                  ERV  =  ending value of $1,000 investment


FIVE YEAR

INITIAL  INVESTMENT  ON               31-Dec-97                                                                            $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                    31-Dec-97                                                           5.37629979
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         186.00153260
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         6.14103140
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.17621470
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                31-Dec-02                                                         191.96634930

MULTIPLIED BY NET ASSET VALUE  ON                                 31-Dec-02                                               4.77453391
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                           31-Dec-02                                                              $916.55

LESS WITHDRAWAL CHARGE @ 4.00%   ON 90%  (8% MAX ON PURCHASES)                                                                -33.00
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $883.55

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8836

SUBTRACT 1.0                                                                                                                 -0.1165

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -11.65%
                                                                                                                    ================



SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON               30-Oct-97                                                                            $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                    30-Oct-97                                                           5.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         200.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         6.60203570
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.21713500
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                31-Dec-02                                                         206.38490070

MULTIPLIED BY NET ASSET VALUE  ON                                 31-Dec-02                                               4.77453391
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                           31-Dec-02                                                              $985.39

LESS WITHDRAWAL CHARGE @ 3.00%   ON 90%  (8% MAX ON PURCHASES)                                                                -26.61
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $958.78

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.9588

SUBTRACT 1.0                                                                                                                 -0.0412

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          -4.12%
                                                                                                                    ================


AMERICAN CENTURY VARIABLE PORTFOLIO - INCOME & GROWTH

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                  P  [  1 +  T ]**n     =   ERV

                  where:          T  =   average annual total return
                                  P  =   initial $1,000 investment
                                  n  =   number of years
                                  **    =  to the power of
                                  ERV  =  ending value of $1,000 investment


         FIVE YEAR                           SINCE PORTFOLIO INCEPTION
       AVERAGE ANNUAL                             AVERAGE ANNUAL
        TOTAL RETURN                               TOTAL RETURN


$1,000 (1 + T)**5  =   $883.55          $1,000 (1 + T)** 5.20  =  $958.78
                 T =     -2.45%                           T    =    -0.81%
                 =============                            ===============


AMERICAN CENTURY VARIABLE PORTFOLIO - INCOME & GROWTH
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B




CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                     T  =  [  ERV /  P ]  - 1

                     where:         T  =   total return
                                    P  =   initial $1,000 investment
                                    ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                  31-Dec-01                                                                         $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           31-Dec-01                                                    9.14000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          109.4091904

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.03030300
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                   109.3788874

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                       7.26000000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $794.09

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7941

SUBTRACT 1.0                                                                                                                 -0.2059

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -20.59%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                  01-May-01                                                                         $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           01-May-01                                                   10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.05437300
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                   99.94562700

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                       7.26000000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $725.61

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7256

SUBTRACT 1.0                                                                                                                 -0.2744

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -27.44%
                                                                                                                    ================


AMERICAN CENTURY VARIABLE PORTFOLIO - INCOME & GROWTH

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )


                     P  [  1 +  T ]**n     =   ERV

                     where:         T  =   average annual total return
                                    P  =   initial $1,000 investment
                                    n  =   number of years
                                    **    =  to the power of
                                    ERV  =  ending value of $1,000 investment



          ONE YEAR                       SINCE INCLUSION IN SEPARATE ACCOUNT
       AVERAGE ANNUAL                             AVERAGE ANNUAL
        TOTAL RETURN                               TOTAL RETURN

$1,000 (1 + T)**1  =     $794.09         $1,000 (1 + T)**1.67  =     $725.61
                 T =      -20.59%                         T  =        -17.49%
                 ===============                          ==================


AMERICAN CENTURY VARIABLE PORTFOLIO - INCOME & GROWTH
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:         T  =   total return
                                 P  =   initial $1,000 investment
                                 ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON                        31-Dec-97                                                                   $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  31-Dec-97                                                  5.37629979
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         186.00153260
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         6.14103140
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.17621470
                                                                                                                    ----------------
EQUALS UNITS HELD  ON                                          31-Dec-02                                                191.96634930

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                                       4.77453391
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $916.55

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.9166

SUBTRACT 1.0                                                                                                                 -0.0835

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          -8.35%
                                                                                                                    ================


SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON                        30-Oct-97                                                                   $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  30-Oct-97                                                  5.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         200.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         6.60203570
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.21713500
                                                                                                                    ----------------
EQUALS UNITS HELD  ON                          31-Dec-02                                                                206.38490070

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                                       4.77453391
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $985.39

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.9854

SUBTRACT 1.0                                                                                                                 -0.0146

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          -1.46%
                                                                                                                    ================


AMERICAN CENTURY VARIABLE PORTFOLIO - INCOME & GROWTH


AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

                  P  [  1 +  T ]**n     =   ERV

                  where:         T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **   =   to the power of
                                 ERV  =   ending value of $1,000 investment


THUS:
                 FIVE YEAR                        SINCE PORTFOLIO INCEPTION
               AVERAGE ANNUAL                             AVERAGE ANNUAL
                TOTAL RETURN                               TOTAL RETURN

      $1,000 (1 + T)**5 =   $916.55            $1,000 (1 + T)** 5.17 =  $985.39
                       T =    -1.73%                             T =      -0.28%
                       ============                              ==============


AMERICAN CENTURY VARIABLE PORTFOLIO - ULTRA
(  Standardized Performance  )                                SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                      T  =  [  ERV /  P ]  - 1

                      where:      T  =   total return
                                  P  =   initial $1,000 investment
                                  ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                      31-Dec-01                                                                     $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 31-Dec-01                                              8.99200000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          111.2099644

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.04819630
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                             111.1617681

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                             6.84700000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                                 $761.12

LESS WITHDRAWAL CHARGE @ 8.00% (8% MAX ON PURCHASES)                                                                          -60.89
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $700.23

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7002

SUBTRACT 1.0                                                                                                                 -0.2998

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -29.98%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                      01-May-01                                                                     $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 01-May-01                                             10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.08489560
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                             99.91510440

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                             6.84700000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                                 $684.12

LESS WITHDRAWAL CHARGE @ 7.00%   ON 90%  (8% MAX ON PURCHASES)                                                                -43.10
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $641.02

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6410

SUBTRACT 1.0                                                                                                                 -0.3590

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -35.90%
                                                                                                                    ================


AMERICAN CENTURY VARIABLE PORTFOLIO - ULTRA

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

           P  [  1 +  T ]**n     =   ERV

           where:             T  =   average annual total return
                              P  =   initial $1,000 investment
                              n  =   number of years
                              **    =  to the power of
                              ERV  =  ending value of $1,000 investment


         ONE YEAR                       SINCE INCLUSION IN SEPARATE ACCOUNT
       AVERAGE ANNUAL                               AVERAGE ANNUAL
        TOTAL RETURN                                 TOTAL RETURN

$1,000 (1 + T)**1  =  $700.23           $1,000 (1 + T)** 1.67  =   $641.02
                 T =   -29.98%                            T =       -23.40%
                 ============                             ================


AMERICAN CENTURY VARIABLE PORTFOLIO - ULTRA
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                     T  =  [  ERV /  P ]  - 1

                     where:         T  =   total return
                                    P  =   initial $1,000 investment
                                    ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                  31-Dec-01                                                                         $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           31-Dec-01                                                    8.99200000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          111.2099644

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.04819630
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                   111.1617681

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                       6.84700000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $761.12

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7611

SUBTRACT 1.0                                                                                                                 -0.2389

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -23.89%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                  01-May-01                                                                         $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           01-May-01                                                   10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.08489560
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                   99.91510440

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                       6.84700000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $684.12

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6841

SUBTRACT 1.0                                                                                                                 -0.3159

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -31.59%
                                                                                                                    ================


AMERICAN CENTURY VARIABLE PORTFOLIO - ULTRA

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )


                     P  [  1 +  T ]**n     =   ERV

                     where:         T  =   average annual total return
                                    P  =   initial $1,000 investment
                                    n  =   number of years
                                    **    =  to the power of
                                    ERV  =  ending value of $1,000 investment

          ONE YEAR                           SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                                   AVERAGE ANNUAL
         TOTAL RETURN                                     TOTAL RETURN

$1,000 (1 + T)**1 =        $761.12            $1,000 (1 + T)**1.67 =    $684.12
                 T =        -23.89%                            T =       -20.35%
                 =================                             ================


AMERICAN CENTURY VARIABLE PORTFOLIO - INTERNATIONAL
(  Standardized Performance  )                                SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                    T  =  [  ERV /  P ]  - 1

                    where:             T  =   total return
                                       P  =   initial $1,000 investment
                                       ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                    31-Dec-01                                                                       $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                               31-Dec-01                                                8.43900000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          118.4974523

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.02568360
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                           31-Dec-02                                               118.4717687

MULTIPLIED BY NET ASSET VALUE  ON                                                 31-Dec-02                               6.61900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                      31-Dec-02                                                   $784.16

LESS WITHDRAWAL CHARGE @ 8.00% (8% MAX ON PURCHASES)                                                                          -62.73
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $721.43

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7214

SUBTRACT 1.0                                                                                                                 -0.2786

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -27.86%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                    01-May-01                                                                       $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                               01-May-01                                               10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.04582820
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                           31-Dec-02                                               99.95417180

MULTIPLIED BY NET ASSET VALUE  ON                                                 31-Dec-02                               6.61900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                      31-Dec-02                                                   $661.60

LESS WITHDRAWAL CHARGE @ 7.00%   ON 90%  (8% MAX ON PURCHASES)                                                                -41.68
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $619.92

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6199

SUBTRACT 1.0                                                                                                                 -0.3801

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -38.01%
                                                                                                                    ================

AMERICAN CENTURY VARIABLE PORTFOLIO - INTERNATIONAL

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                    P  [  1 +  T ]**n     =   ERV

                    where:             T  =   average annual total return
                                       P  =   initial $1,000 investment
                                       n  =   number of years
                                       **    =  to the power of
                                       ERV  =  ending value of $1,000 investment


           ONE YEAR                         SINCE INCLUSION IN SEPARATE ACCOUNT
         AVERAGE ANNUAL                                AVERAGE ANNUAL
          TOTAL RETURN                                  TOTAL RETURN

$1,000 (1 + T)**1  =        $721.43         $1,000 (1 + T)** 1.67  =    $619.92
                 T =         -27.86%                          T =        -24.92%
                 ==================                           =================


AMERICAN CENTURY VARIABLE PORTFOLIO - INTERNATIONAL
(  Standardized Performance  )                                SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:         T  =   total return
                                 P  =   initial $1,000 investment
                                 ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON               31-Dec-97                                                                            $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                    31-Dec-97                                                           6.47358517
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         154.47390790
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        30.84841680
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.12321030
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                31-Dec-02                                                         185.19911440

MULTIPLIED BY NET ASSET VALUE  ON                                 31-Dec-02                                               4.57434755
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                           31-Dec-02                                                              $847.17

LESS WITHDRAWAL CHARGE @ 4.00%   ON 90%  (8% MAX ON PURCHASES)                                                                -30.50
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $816.67

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8167

SUBTRACT 1.0                                                                                                                 -0.1833

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -18.33%
                                                                                                                    ================


SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON               01-May-94                                                                            $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                    01-May-94                                                           5.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         200.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        53.73744510
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.24801370
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                31-Dec-02                                                         253.48943140

MULTIPLIED BY NET ASSET VALUE  ON                                 31-Dec-02                                               4.57434755
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                           31-Dec-02                                                            $1,159.55

LESS WITHDRAWAL CHARGE @ 0.00%   ON 90%  (8% MAX ON PURCHASES)                                                                  0.00
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,159.55

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.1596

SUBTRACT 1.0                                                                                                                  0.1596

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          15.96%
                                                                                                                    ================


AMERICAN CENTURY VARIABLE PORTFOLIO - INTERNATIONAL

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                  P  [  1 +  T ]**n     =   ERV

                  where:         T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **    =  to the power of
                                 ERV  =  ending value of $1,000 investment


        FIVE YEAR                               SINCE PORTFOLIO INCEPTION
      AVERAGE ANNUAL                                 AVERAGE ANNUAL
       TOTAL RETURN                                   TOTAL RETURN

$1,000 (1 + T)**5  =  $816.67              $1,000 (1 + T)** 8.67 =  $1,159.55
                 T =    -3.97%                                T =        1.72%
                 ============                                 ===============


AMERICAN CENTURY VARIABLE PORTFOLIO - INTERNATIONAL
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                     T  =  [  ERV /  P ]  - 1

                     where:         T  =   total return
                                    P  =   initial $1,000 investment
                                    ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                  31-Dec-01                                                                         $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           31-Dec-01                                                    8.43900000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          118.4974523

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.02568360
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                   118.4717687

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                       6.61900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $784.16

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7842

SUBTRACT 1.0                                                                                                                 -0.2158

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -21.58%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                  01-May-01                                                                         $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           01-May-01                                                   10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.04582820
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                   99.95417180

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                       6.61900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $661.60

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6616

SUBTRACT 1.0                                                                                                                 -0.3384

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -33.84%
                                                                                                                    ================


AMERICAN CENTURY VARIABLE PORTFOLIO - INTERNATIONAL

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )


                     P  [  1 +  T ]**n     =   ERV

                     where:         T  =   average annual total return
                                    P  =   initial $1,000 investment
                                    n  =   number of years
                                    **    =  to the power of
                                    ERV  =  ending value of $1,000 investment


           ONE YEAR                     SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                             AVERAGE ANNUAL
         TOTAL RETURN                               TOTAL RETURN

$1,000 (1 + T)**1  =    $784.16          $1,000 (1 + T)**1.67  =   $661.60
                 T =     -21.58%                          T  =      -21.93%
                 ==============                           ================


AMERICAN CENTURY VARIABLE PORTFOLIO - INTERNATIONAL
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:         T  =   total return
                                 P  =   initial $1,000 investment
                                 ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON                        31-Dec-97                                                                   $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  31-Dec-97                                                  6.47358517
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         154.47390790
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        30.84841680
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.12321030
                                                                                                                    ----------------
EQUALS UNITS HELD  ON                                          31-Dec-02                                                185.19911440

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                                       4.57434755
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $847.17

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8472

SUBTRACT 1.0                                                                                                                 -0.1528

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -15.28%
                                                                                                                    ================


SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON                        01-May-94                                                                   $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  01-May-94                                                  5.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         200.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        53.73744510
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.24801370
                                                                                                                    ----------------
EQUALS UNITS HELD  ON                          31-Dec-02                                                                253.48943140

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                                       4.57434755
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,159.55

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.1596

SUBTRACT 1.0                                                                                                                  0.1596

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          15.96%
                                                                                                                    ================


AMERICAN CENTURY VARIABLE PORTFOLIO - INTERNATIONAL


AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

                  P  [  1 +  T ]**n     =   ERV

                  where:         T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **   =   to the power of
                                 ERV  =   ending value of $1,000 investment


THUS:
             FIVE YEAR                           SINCE PORTFOLIO INCEPTION
           AVERAGE ANNUAL                             AVERAGE ANNUAL
            TOTAL RETURN                               TOTAL RETURN

     $1,000 (1 + T)**5 = $847.17               $1,000 (1 + T)**8.67 = $1,159.55
                     T =   -3.26%                                 T =      1.72%
                     ===========                                  =============


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(  Standardized Performance  )                                SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                      T  =  [  ERV /  P ]  - 1

                      where:    T  =   total return
                                P  =   initial $1,000 investment
                                ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                      31-Dec-01                                                                    $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 31-Dec-01                                            11.32000000
                                                                                                                    ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          88.3392226

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                  -0.76476530
                                                                                                                    ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                             87.5744573

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                            7.92400000
                                                                                                                    ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                                $693.94

LESS WITHDRAWAL CHARGE @ 8.00% (8% MAX ON PURCHASES)                                                                         -55.52
                                                                                                                    ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                   $638.42

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                    0.6384

SUBTRACT 1.0                                                                                                                -0.3616

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                        -36.16%
                                                                                                                    ===============

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                      27-Oct-97                                                                    $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 27-Oct-97                                            10.00000000
                                                                                                                    ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                        100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                  -3.13063700
                                                                                                                    ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                            96.86936300

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                            7.92400000
                                                                                                                    ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                                $767.59

LESS WITHDRAWAL CHARGE @ 3.00%   ON 90%  (8% MAX ON PURCHASES)                                                               -20.72
                                                                                                                    ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                   $746.87

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                    0.7469

SUBTRACT 1.0                                                                                                                -0.2531

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                        -25.31%
                                                                                                                    ===============


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                      P  [  1 +  T ]**n     =   ERV

                      where:     T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **    =  to the power of
                                 ERV  =  ending value of $1,000 investment

          ONE YEAR                     SINCE INCLUSION IN SEPARATE ACCOUNT
       AVERAGE ANNUAL                           AVERAGE ANNUAL
        TOTAL RETURN                             TOTAL RETURN

$1,000 (1 + T)**1  =   $638.42          $1,000 (1 + T)**5.18 =  $746.87
                  T =   -36.16%                            T =    -5.48%
                  ===========                              ============


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(  Standardized Performance  )                                SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:         T  =   total return
                                 P  =   initial $1,000 investment
                                 ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON               31-Dec-97                                                                            $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                    31-Dec-97                                                          23.43349187
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          42.67396450
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         3.75431710
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.20256760
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                31-Dec-02                                                          45.22571400

MULTIPLIED BY NET ASSET VALUE  ON                                 31-Dec-02                                              16.45432955
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                           31-Dec-02                                                              $744.16

LESS WITHDRAWAL CHARGE @ 4.00%   ON 90%  (8% MAX ON PURCHASES)                                                                -26.79
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $717.37

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7174

SUBTRACT 1.0                                                                                                                 -0.2826

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -28.26%
                                                                                                                    ================

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON               07-Oct-93                                                                            $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                    07-Oct-93                                                          12.50000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          80.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        19.14490830
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -3.06091330
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                31-Dec-02                                                          96.08399500

MULTIPLIED BY NET ASSET VALUE  ON                                 31-Dec-02                                              16.45432955
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                           31-Dec-02                                                            $1,581.00

LESS WITHDRAWAL CHARGE @ 0.00%   ON 90%  (8% MAX ON PURCHASES)                                                                  0.00
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,581.00

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.5810

SUBTRACT 1.0                                                                                                                  0.5810

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          58.10%
                                                                                                                    ================


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                  P  [  1 +  T ]**n     =   ERV

                  where:         T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **    =  to the power of
                                 ERV  =  ending value of $1,000 investment

         FIVE YEAR                         SINCE PORTFOLIO INCEPTION
       AVERAGE ANNUAL                           AVERAGE ANNUAL
        TOTAL RETURN                             TOTAL RETURN

$1,000 (1 + T)**5  =  $717.37          $1,000 (1 + T)**9.24 =  $1,581.00
                 T =    -6.43%                          T =         5.08%
                 ============                           ================


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                     T  =  [  ERV /  P ]  - 1

                     where:         T  =   total return
                                    P  =   initial $1,000 investment
                                    ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                  31-Dec-01                                                                        $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           31-Dec-01                                                  11.32000000
                                                                                                                    ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          88.3392226

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                  -0.76476530
                                                                                                                    ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                   87.5744573

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                      7.92400000
                                                                                                                    ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                         $693.94

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                    0.6939

SUBTRACT 1.0                                                                                                                -0.3061

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                        -30.61%
                                                                                                                    ===============

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                  27-Oct-97                                                                        $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           27-Oct-97                                                  10.00000000
                                                                                                                    ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                        100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                  -3.13063700
                                                                                                                    ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                  96.86936300

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                      7.92400000
                                                                                                                    ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                         $767.59

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                    0.7676

SUBTRACT 1.0                                                                                                                -0.2324

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                        -23.24%
                                                                                                                    ===============


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                     P  [  1 +  T ]**n     =   ERV

                     where:         T  =   average annual total return
                                    P  =   initial $1,000 investment
                                    n  =   number of years
                                    **    =  to the power of
                                    ERV  =  ending value of $1,000 investment


          ONE YEAR                      SINCE INCLUSION IN SEPARATE ACCOUNT
       AVERAGE ANNUAL                            AVERAGE ANNUAL
        TOTAL RETURN                              TOTAL RETURN

$1,000 (1 + T)**1  =       $693.94      $1,000 (1 + T)**5.18  =   $767.59
                 T =        -30.61%                      T =        -4.98%
                 =================                       ================


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:         T  =   total return
                                 P  =   initial $1,000 investment
                                 ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON                        31-Dec-97                                                                   $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  31-Dec-97                                                 23.43349187
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          42.67396450
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         3.75431710
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.20256760
                                                                                                                    ----------------
EQUALS UNITS HELD  ON                                          31-Dec-02                                                 45.22571400

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                                      16.45432955
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $744.16

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7442

SUBTRACT 1.0                                                                                                                 -0.2558

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -25.58%
                                                                                                                    ================

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON                        07-Oct-93                                                                   $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  07-Oct-93                                                 12.50000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          80.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        19.14490830
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -3.06091330
                                                                                                                    ----------------
EQUALS UNITS HELD  ON                          31-Dec-02                                                                 96.08399500

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                                      16.45432955
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,581.00

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.5810

SUBTRACT 1.0                                                                                                                  0.5810

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          58.10%
                                                                                                                    ================


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

                  P  [  1 +  T ]**n     =   ERV

                  where:         T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **   =   to the power of
                                 ERV  =   ending value of $1,000 investment

THUS:
        FIVE YEAR                          SINCE PORTFOLIO INCEPTION
      AVERAGE ANNUAL                            AVERAGE ANNUAL
       TOTAL RETURN                              TOTAL RETURN

$1,000 (1 + T)**5 =    $744.16        $1,000 (1 + T)**9.24 =   $1,581.00
                 T =     -5.74%                         T =         5.08%
                 =============                          ================


DREYFUS STOCK INDEX FUND
(  Standardized Performance  )                                SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                      T  =  [  ERV /  P ]  - 1

                      where:    T  =   total return
                                P  =   initial $1,000 investment
                                ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                      31-Dec-01                                                                     $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 31-Dec-01                                             11.83100000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           84.5237089

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.89070620
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                              83.6330027

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                             9.04900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                                 $756.80

LESS WITHDRAWAL CHARGE @ 8.00% (8% MAX ON PURCHASES)                                                                          -60.54
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $696.26

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6963

SUBTRACT 1.0                                                                                                                 -0.3037

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -30.37%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                      27-Oct-97                                                                     $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 27-Oct-97                                             10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -4.11979140
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                             95.88020860

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                             9.04900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                                 $867.62

LESS WITHDRAWAL CHARGE @ 3.00%   ON 90%  (8% MAX ON PURCHASES)                                                                -23.43
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $844.19

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8442

SUBTRACT 1.0                                                                                                                 -0.1558

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -15.58%
                                                                                                                    ================

DREYFUS STOCK INDEX FUND

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                      P  [  1 +  T ]**n     =   ERV

                      where:     T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **    =  to the power of
                                 ERV  =  ending value of $1,000 investment


         ONE YEAR                   SINCE INCLUSION IN SEPARATE ACCOUNT
       AVERAGE ANNUAL                        AVERAGE ANNUAL
        TOTAL RETURN                          TOTAL RETURN

$1,000 (1 + T)**1 =   $696.26        $1,000 (1 + T)** 5.18 =   $844.19
                 T =   -30.37%                         T =       -3.22%
                 ============                          ===============


DREYFUS STOCK INDEX FUND
(  Standardized Performance  )                                SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:         T  =   total return
                                 P  =   initial $1,000 investment
                                 ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON               31-Dec-97                                                                            $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                    31-Dec-97                                                          22.74971599
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          43.95659270
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         4.17084460
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.57755170
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                31-Dec-02                                                          46.54988560

MULTIPLIED BY NET ASSET VALUE  ON                                 31-Dec-02                                              18.41647817
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                           31-Dec-02                                                              $857.28

LESS WITHDRAWAL CHARGE @                  4.00%   ON 90%  (8% MAX ON PURCHASES)                                               -30.86
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $826.42

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8264

SUBTRACT 1.0                                                                                                                 -0.1736

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -17.36%
                                                                                                                    ================



TEN YEAR

INITIAL  INVESTMENT  ON               31-Dec-92                                                                            $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                    31-Dec-92                                                          14.58949981
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          68.54244580
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        40.73704160
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -4.21457790
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                31-Dec-02                                                         105.06490950

MULTIPLIED BY NET ASSET VALUE  ON                                 31-Dec-02                                              18.41647817
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                           31-Dec-02                                                            $1,934.93

LESS WITHDRAWAL CHARGE @                  0.00%   ON 90%  (8% MAX ON PURCHASES)                                                 0.00
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,934.93

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.9349

SUBTRACT 1.0                                                                                                                  0.9349

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          93.49%
                                                                                                                    ================


DREYFUS STOCK INDEX FUND

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                  P  [  1 +  T ]**n     =   ERV

                  where:         T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **    =  to the power of
                                 ERV  =  ending value of $1,000 investment


         FIVE YEAR                                      TEN YEAR
       AVERAGE ANNUAL                                AVERAGE ANNUAL
        TOTAL RETURN                                  TOTAL RETURN

$1,000 (1 + T)**5  =    $826.42          $1,000 (1 + T)**10.00  =  $1,934.93
                 T =      -3.74%                          T =           6.82%
                 ==============                           ==================

DREYFUS STOCK INDEX FUND
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                     T  =  [  ERV /  P ]  - 1

                     where:         T  =   total return
                                    P  =   initial $1,000 investment
                                    ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                  31-Dec-01                                                                         $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           31-Dec-01                                                   11.83100000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           84.5237089

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.89070620
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                    83.6330027

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                       9.04900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $756.80

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7568

SUBTRACT 1.0                                                                                                                 -0.2432

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -24.32%
                                                                                                                    ================


SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                  27-Oct-97                                                                         $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           27-Oct-97                                                   10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -4.11979140
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                   95.88020860

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                       9.04900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $867.62

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8676

SUBTRACT 1.0                                                                                                                 -0.1324

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -13.24%
                                                                                                                    ================


DREYFUS STOCK INDEX FUND

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )


                     P  [  1 +  T ]**n     =   ERV

                     where:         T  =   average annual total return
                                    P  =   initial $1,000 investment
                                    n  =   number of years
                                    **    =  to the power of
                                    ERV  =  ending value of $1,000 investment


          ONE YEAR                        SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                             AVERAGE ANNUAL
         TOTAL RETURN                               TOTAL RETURN

$1,000 (1 + T)**1  =       $756.80         $1,000 (1 + T)**5.18 = $867.62
                 T =        -24.32%                         T =     -2.70%
                 =================                          =============


DREYFUS STOCK INDEX FUND
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:         T  =   total return
                                 P  =   initial $1,000 investment
                                 ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON                        31-Dec-97                                                                   $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  31-Dec-97                                                 22.74971599
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          43.95659270
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         4.17084460
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.57755170
                                                                                                                    ----------------
EQUALS UNITS HELD  ON                                          31-Dec-02                                                 46.54988560

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                                      18.41647817
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $857.28

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8573

SUBTRACT 1.0                                                                                                                 -0.1427

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -14.27%
                                                                                                                    ================

TEN YEAR

INITIAL  INVESTMENT  ON                        31-Dec-92                                                                   $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  31-Dec-92                                                 14.58949981
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          68.54244580
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        40.73704160
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -4.21457790
                                                                                                                    ----------------
EQUALS UNITS HELD  ON                          31-Dec-02                                                                105.06490950

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                                      18.41647817
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,934.93

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.9349

SUBTRACT 1.0                                                                                                                  0.9349

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          93.49%
                                                                                                                    ================


DREYFUS STOCK INDEX FUND


AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

                  P  [  1 +  T ]**n     =   ERV

                  where:         T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **   =   to the power of
                                 ERV  =   ending value of $1,000 investment


THUS:
         FIVE YEAR                                        TEN YEAR
            AVERAGE ANNUAL                                 AVERAGE ANNUAL
             TOTAL RETURN                               TOTAL RETURN


      $1,000 (1 + T)**5 =   $857.28            $1,000 (1 + T)**10 =   $1,934.93
                       T =    -3.03%                            T =        6.82%
                       ============                             ===============


DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO
(  Standardized Performance  )                                SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                      T  =  [  ERV /  P ]  - 1

                      where:   T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                      31-Dec-01                                                                     $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 31-Dec-01                                             11.56400000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           86.4752681

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.28568070
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                              86.1895874

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                             8.50600000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                                 $733.13

LESS WITHDRAWAL CHARGE @ 8.00% (8% MAX ON PURCHASES)                                                                          -58.65
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $674.48

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6745

SUBTRACT 1.0                                                                                                                 -0.3255

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -32.55%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                      27-Oct-97                                                                     $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 27-Oct-97                                             10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.33126350
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                             98.66873650

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                             8.50600000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                                 $839.28

LESS WITHDRAWAL CHARGE @ 3.00%   ON 90%  (8% MAX ON PURCHASES)                                                                -22.66
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $816.62

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8166

SUBTRACT 1.0                                                                                                                 -0.1834

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -18.34%
                                                                                                                    ================


DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                      P  [  1 +  T ]**n     =   ERV

                      where:    T  =   average annual total return
                                P  =   initial $1,000 investment
                                n  =   number of years
                                **    =  to the power of
                                ERV  =  ending value of $1,000 investment


        ONE YEAR                        SINCE INCLUSION IN SEPARATE ACCOUNT
     AVERAGE ANNUAL                               AVERAGE ANNUAL
      TOTAL RETURN                                 TOTAL RETURN

$1,000 (1 + T)**1  =    $674.48         $1,000 (1 + T)** 5.18  =   $816.62
                  T =    -32.55%                          T =        -3.83%
                  =============                           ================


DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO
(  Standardized Performance  )                                SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:         T  =   total return
                                 P  =   initial $1,000 investment
                                 ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON               31-Dec-97                                                                            $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                    31-Dec-97                                                          19.66777691
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          50.84458730
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         7.29437080
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.63162970
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                31-Dec-02                                                          57.50732840

MULTIPLIED BY NET ASSET VALUE  ON                                 31-Dec-02                                              14.10126376
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                           31-Dec-02                                                              $810.93

LESS WITHDRAWAL CHARGE @ 4.00%   ON 90%  (8% MAX ON PURCHASES)                                                                -29.19
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $781.74

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7817

SUBTRACT 1.0                                                                                                                 -0.2183

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -21.83%
                                                                                                                    ================


SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON               02-May-94                                                                            $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                    02-May-94                                                          12.50000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          80.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        43.30699320
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.22534860
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                31-Dec-02                                                         122.08164460

MULTIPLIED BY NET ASSET VALUE  ON                                 31-Dec-02                                              14.10126376
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                           31-Dec-02                                                            $1,721.51

LESS WITHDRAWAL CHARGE @ 0.00%   ON 90%  (8% MAX ON PURCHASES)                                                                  0.00
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,721.51

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.7215

SUBTRACT 1.0                                                                                                                  0.7215

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          72.15%
                                                                                                                    ================


DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                  P  [  1 +  T ]**n     =   ERV

                  where:         T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **    =  to the power of
                                 ERV  =  ending value of $1,000 investment


        FIVE YEAR                          SINCE PORTFOLIO INCEPTION
      AVERAGE ANNUAL                             AVERAGE ANNUAL
       TOTAL RETURN                               TOTAL RETURN

$1,000 (1 + T)**5  =  $781.74            $1,000 (1 + T)** 8.67  = $1,721.51
                 T =    -4.81%                             T =         6.47%
                 ============                              ================


DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                     T  =  [  ERV /  P ]  - 1

                     where:         T  =   total return
                                    P  =   initial $1,000 investment
                                    ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                  31-Dec-01                                                                         $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           31-Dec-01                                                   11.56400000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           86.4752681

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.28568070
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                    86.1895874

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                       8.50600000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $733.13

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7331

SUBTRACT 1.0                                                                                                                 -0.2669

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -26.69%
                                                                                                                    ================


SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                  27-Oct-97                                                                         $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           27-Oct-97                                                   10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.33126350
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                   98.66873650

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                       8.50600000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $839.28

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8393

SUBTRACT 1.0                                                                                                                 -0.1607

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -16.07%
                                                                                                                    ================


DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )


                     P  [  1 +  T ]**n     =   ERV

                     where:         T  =   average annual total return
                                    P  =   initial $1,000 investment
                                    n  =   number of years
                                    **    =  to the power of
                                    ERV  =  ending value of $1,000 investment


         ONE YEAR                         SINCE INCLUSION IN SEPARATE ACCOUNT
       AVERAGE ANNUAL                              AVERAGE ANNUAL
        TOTAL RETURN                                TOTAL RETURN

$1,000 (1 + T)**1  =       $733.13         $1,000 (1 + T)**5.18   =   $839.28
                 T =        -26.69%                         T =         -3.33%
                 =================                          =================


DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:         T  =   total return
                                 P  =   initial $1,000 investment
                                 ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON                        31-Dec-97                                                                   $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  31-Dec-97                                                 19.66777691
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          50.84458730
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         7.29437080
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.63162970
                                                                                                                    ----------------
EQUALS UNITS HELD  ON                                          31-Dec-02                                                 57.50732840

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                                      14.10126376
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $810.93

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8109

SUBTRACT 1.0                                                                                                                 -0.1891

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -18.91%
                                                                                                                    ================

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON                        02-May-94                                                                   $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  02-May-94                                                 12.50000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          80.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        43.30699320
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.22534860
                                                                                                                    ----------------
EQUALS UNITS HELD  ON                          31-Dec-02                                                                122.08164460

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                                      14.10126376
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,721.51

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.7215

SUBTRACT 1.0                                                                                                                  0.7215

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          72.15%
                                                                                                                    ================


DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO


AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

                  P  [  1 +  T ]**n     =   ERV

                  where:         T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **   =   to the power of
                                 ERV  =   ending value of $1,000 investment


THUS:
           FIVE YEAR                            SINCE PORTFOLIO INCEPTION
         AVERAGE ANNUAL                              AVERAGE ANNUAL
          TOTAL RETURN                                TOTAL RETURN

   $1,000 (1 + T)**5  =   $810.93           $1,000 (1 + T)** 8.67 = $1,721.51
                    T =     -4.10%                             T =       6.47%
                    =============                              ==============


DREYFUS VARIABLE INVESTMENT FUND - SMALL COMPANY STOCK PORTFOLIO
(  Standardized Performance  )                                SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                  10.99800000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           90.9256228

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.12646590
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                   90.7991569

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      8.69800000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $789.77

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -63.18
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $726.59

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7266

SUBTRACT 1.0                                                                                                                 -0.2734

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -27.34%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        27-Oct-97                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            27-Oct-97                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.65028010
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  99.34971990

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      8.69800000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $864.14

LESS WITHDRAWAL CHARGE @           3.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -23.33
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $840.81

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8408

SUBTRACT 1.0                                                                                                                 -0.1592

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -15.92%
                                                                                                                   =================


DREYFUS VARIABLE INVESTMENT FUND - SMALL COMPANY STOCK PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment


   ONE YEAR                                  SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                        AVERAGE ANNUAL
         TOTAL RETURN                          TOTAL RETURN

$1,000 (1 + T)**1  =   $726.59               $1,000 (1 + T)** 5.18 =  $840.81
                 T =    -27.34%                                T =      -3.29%
                 =============                                 ==============


DREYFUS VARIABLE INVESTMENT FUND - SMALL COMPANY STOCK PORTFOLIO
(  Standardized Performance  )                                SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON   31-Dec-97                                                                                        $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON   31-Dec-97                                                                           15.73145328
                                                                                                                     ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          63.56691790
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         0.63820200
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.36340390
                                                                                                                     ---------------
EQUALS UNITS HELD AT END OF PERIOD ON 31-Dec-02                                                                          63.84171600

MULTIPLIED BY NET ASSET VALUE  ON              31-Dec-02                                                                 12.89300807
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON          31-Dec-02                                                                               $823.11

LESS WITHDRAWAL CHARGE @      4.00%   ON 90%  (8% MAX ON PURCHASES)                                                           -29.63
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $793.48

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7935

SUBTRACT 1.0                                                                                                                 -0.2065

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -20.65%
                                                                                                                     ===============


SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON   01-May-96                                                                                        $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON   01-May-96                                                                           12.50000000
                                                                                                                     ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          80.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         2.90126720
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.51544740
                                                                                                                     ---------------
EQUALS UNITS HELD AT END OF PERIOD ON  31-Dec-02                                                                         82.38581980

MULTIPLIED BY NET ASSET VALUE  ON              31-Dec-02                                                                 12.89300807
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON          31-Dec-02                                                                             $1,062.20

LESS WITHDRAWAL CHARGE @      2.00%   ON 90%  (8% MAX ON PURCHASES)                                                           -19.12
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,043.08

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.0431

SUBTRACT 1.0                                                                                                                  0.0431

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                           4.31%
                                                                                                                     ===============


DREYFUS VARIABLE INVESTMENT FUND - SMALL COMPANY STOCK PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **    =  to the power of
                         ERV  =  ending value of $1,000 investment

       FIVE YEAR                          SINCE PORTFOLIO INCEPTION
     AVERAGE ANNUAL                             AVERAGE ANNUAL
      TOTAL RETURN                               TOTAL RETURN

$1,000 (1 + T)**5 = $793.48              $1,000(1 + T)**6.70 = $1,043.80
                 T =  -4.52%                             T =        0.63%
                 ==========                              ===============


DREYFUS VARIABLE INVESTMENT FUND - SMALL COMPANY STOCK PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                      10.99800000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           90.9256228

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.12646590
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                       90.7991569

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             8.69800000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $789.77

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7898

SUBTRACT 1.0                                                                                                                 -0.2102

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -21.02%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     27-Oct-97                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        27-Oct-97                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.65028010
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      99.34971990

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             8.69800000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $864.14

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8641

SUBTRACT 1.0                                                                                                                 -0.1359

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -13.59%
                                                                                                                    ================

DREYFUS VARIABLE INVESTMENT FUND - SMALL COMPANY STOCK PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment

        ONE YEAR                    SINCE INCLUSION IN SEPARATE ACCOUNT
      AVERAGE ANNUAL                          AVERAGE ANNUAL
       TOTAL RETURN                            TOTAL RETURN

$1,000 (1 + T)**1 = $789.77          $1,000(1 + T)** 5.18 =  $864.14
                 T = -21.02%                          T =      -2.78%
                 ==========                           ==============


DREYFUS VARIABLE INVESTMENT FUND - SMALL COMPANY STOCK PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON         31-Dec-97                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON   31-Dec-97                                                                15.73145328
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          63.56691790
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         0.63820200
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.36340390
                                                                                                                      --------------
EQUALS UNITS HELD  ON                       31-Dec-02                                                                    63.84171600

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                          12.89300807
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $823.11

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8231

SUBTRACT 1.0                                                                                                                 -0.1769

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -17.69%
                                                                                                                      ==============

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON         01-May-96                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  01-May-96                                                                 12.50000000
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          80.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         2.90126720
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.51544740
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                                82.38581980

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                          12.89300807
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,062.20

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.0622

SUBTRACT 1.0                                                                                                                  0.0622

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                           6.22%
                                                                                                                      ==============

DREYFUS VARIABLE INVESTMENT FUND - SMALL COMPANY STOCK PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment


THUS:

            FIVE YEAR                        SINCE PORTFOLIO INCEPTION
         AVERAGE ANNUAL                            AVERAGE ANNUAL
          TOTAL RETURN                              TOTAL RETURN

   $1,000 (1 + T)**5 = $823.11             $1,000 (1 + T)**6.67 = $1,062.20
                    T =  -3.82%                             T =        0.91%
                    ==========                              ===============


DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                      T  =  [  ERV /  P ]  - 1

                      where:      T  =   total return
                                  P  =   initial $1,000 investment
                                  ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                      31-Dec-01                                                                     $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 31-Dec-01                                              9.67200000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          103.3912324

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.06696160
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                             103.3242708

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                             8.36300000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                                 $864.10

LESS WITHDRAWAL CHARGE @ 8.00% (8% MAX ON PURCHASES)                                                                          -69.13
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $794.97

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7950

SUBTRACT 1.0                                                                                                                 -0.2050

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -20.50%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                      01-May-99                                                                     $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 01-May-99                                             10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.22131710
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                             99.77868290

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                             8.36300000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                                 $834.45

LESS WITHDRAWAL CHARGE @ 5.00%   ON 90%  (8% MAX ON PURCHASES)                                                                -37.55
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $796.90

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7969

SUBTRACT 1.0                                                                                                                 -0.2031

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -20.31%
                                                                                                                    ================

DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                      P  [  1 +  T ]**n     =   ERV

                      where:     T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **    =  to the power of
                                 ERV  =  ending value of $1,000 investment

          ONE YEAR                  SINCE INCLUSION IN SEPARATE ACCOUNT
       AVERAGE ANNUAL                        AVERAGE ANNUAL
        TOTAL RETURN                          TOTAL RETURN


$1,000 (1 + T)**1  =   $794.97      $1,000 (1 + T)**3.67 =   $796.90
                  T =   -20.50%                       T =      -6.00%
                  ============                        ==============


DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:         T  =   total return
                                 P  =   initial $1,000 investment
                                 ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON               31-Dec-97                                                                            $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                    31-Dec-97                                                          13.11758582
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          76.23353980
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        27.88033340
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.23991370
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                31-Dec-02                                                         103.87395950

MULTIPLIED BY NET ASSET VALUE  ON                                 31-Dec-02                                               9.08381399
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                           31-Dec-02                                                              $943.57

LESS WITHDRAWAL CHARGE @ 4.00%   ON 90%  (8% MAX ON PURCHASES)                                                                -33.97
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $909.60

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.9096

SUBTRACT 1.0                                                                                                                 -0.0904

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          -9.04%
                                                                                                                    ================

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON               01-May-96                                                                            $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                    01-May-96                                                          12.50000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          80.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        34.11070430
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.32679540
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                31-Dec-02                                                         113.78390890

MULTIPLIED BY NET ASSET VALUE  ON                                 31-Dec-02                                               9.08381399
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                           31-Dec-02                                                            $1,033.59

LESS WITHDRAWAL CHARGE @ 2.00%   ON 90%  (8% MAX ON PURCHASES)                                                                -18.60
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,014.99

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.0150

SUBTRACT 1.0                                                                                                                  0.0150

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                           1.50%
                                                                                                                    ================

DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                  P  [  1 +  T ]**n     =   ERV

                  where:         T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **    =  to the power of
                                 ERV  =  ending value of $1,000 investment

          FIVE YEAR                              SINCE PORTFOLIO INCEPTION
        AVERAGE ANNUAL                                AVERAGE ANNUAL
         TOTAL RETURN                                  TOTAL RETURN

$1,000 (1 + T)**5  =  $909.60               $1,000 (1 + T)**6.70 =  $1,014.99
                 T =    -1.88%                               T =         0.22%
                 =============                               ================


DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                     T  =  [  ERV /  P ]  - 1

                     where:         T  =   total return
                                    P  =   initial $1,000 investment
                                    ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                  31-Dec-01                                                                         $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           31-Dec-01                                                    9.67200000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          103.3912324

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.06696160
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                   103.3242708

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                       8.36300000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $864.10

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8641

SUBTRACT 1.0                                                                                                                 -0.1359

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -13.59%
                                                                                                                    ================


SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                  01-May-99                                                                         $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           01-May-99                                                   10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.22131710
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                                   99.77868290

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                       8.36300000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $834.45

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8345

SUBTRACT 1.0                                                                                                                 -0.1656

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -16.56%
                                                                                                                    ================

DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                     P  [  1 +  T ]**n     =   ERV

                     where:         T  =   average annual total return
                                    P  =   initial $1,000 investment
                                    n  =   number of years
                                    **    =  to the power of
                                    ERV  =  ending value of $1,000 investment

          ONE YEAR                         SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                               AVERAGE ANNUAL
         TOTAL RETURN                                 TOTAL RETURN

$1,000 (1 + T)**1  =        $864.10         $1,000 (1 + T)**3.67  =    $834.45
                 T =        -13.59%                          T =         -4.81%
                 =================                           =================


DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:         T  =   total return
                                 P  =   initial $1,000 investment
                                 ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON                        31-Dec-97                                                                   $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  31-Dec-97                                                 13.11758582
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          76.23353980
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        27.88033340
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.23991370
                                                                                                                    ----------------
EQUALS UNITS HELD  ON                                          31-Dec-02                                                103.87395950

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                                       9.08381399
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $943.57

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.9436

SUBTRACT 1.0                                                                                                                 -0.0564

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          -5.64%
                                                                                                                    ================

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON                        01-May-96                                                                   $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  01-May-96                                                 12.50000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          80.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        34.11070430
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.32679540
                                                                                                                    ----------------
EQUALS UNITS HELD  ON                          31-Dec-02                                                                113.78390890

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                                       9.08381399
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,033.59

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.0336

SUBTRACT 1.0                                                                                                                  0.0336

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                           3.36%
                                                                                                                    ================

DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

                  P  [  1 +  T ]**n     =   ERV

                  where:         T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **   =   to the power of
                                 ERV  =   ending value of $1,000 investment

THUS:
          FIVE YEAR                            SINCE PORTFOLIO INCEPTION
        AVERAGE ANNUAL                              AVERAGE ANNUAL
         TOTAL RETURN                                TOTAL RETURN

 $1,000 (1 + T)**5  =  $943.57             $1,000 (1 + T)** 6.67 =  $1,033.59
                  T =    -1.15%                              T =         0.50%
                  ============                               ================


DREYFUS INVESTMENT PORTFOLIOS - TECHNOLOGY GROWTH PORTFOLIO
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                   8.13300000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          122.9558588

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.05356410
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  122.9022947

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      4.85400000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $596.57

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -47.73
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $548.84

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.5488

SUBTRACT 1.0                                                                                                                 -0.4512

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -45.12%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        01-May-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            01-May-01                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.08553260
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  99.91446740

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      4.85400000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $484.98

LESS WITHDRAWAL CHARGE @           7.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -30.55
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $454.43

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.4544

SUBTRACT 1.0                                                                                                                 -0.5456

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -54.56%
                                                                                                                   =================


DREYFUS INVESTMENT PORTFOLIOS - TECHNOLOGY GROWTH PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment

           ONE YEAR                       SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                           AVERAGE ANNUAL
         TOTAL RETURN                             TOTAL RETURN

$1,000 (1 + T)**1  =   $548.84             $1,000(1 + T)**1.67 =  $454.43
                 T =    -45.12%                            T =     -37.67%
                 =============                             ==============


DREYFUS INVESTMENT PORTFOLIOS - TECHNOLOGY GROWTH PORTFOLIO
(  Standardized Performance  )                                SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON   31-Aug-99                                                                                        $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON   31-Aug-99                                                                           12.50000000
                                                                                                                     ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          80.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         0.06883240
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.10804640
                                                                                                                     ---------------
EQUALS UNITS HELD AT END OF PERIOD ON  31-Dec-02                                                                         79.96078600

MULTIPLIED BY NET ASSET VALUE  ON              31-Dec-02                                                                  5.46879810
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON          31-Dec-02                                                                               $437.29

LESS WITHDRAWAL CHARGE @      5.00%   ON 90%  (8% MAX ON PURCHASES)                                                           -19.68
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $417.61

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.4176

SUBTRACT 1.0                                                                                                                 -0.5824

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -58.24%
                                                                                                                     ===============


DREYFUS INVESTMENT PORTFOLIOS - TECHNOLOGY GROWTH PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **    =  to the power of
                         ERV  =  ending value of $1,000 investment



                                           SINCE PORTFOLIO INCEPTION
                                                AVERAGE ANNUAL
                                                 TOTAL RETURN

                                         $1,000 (1 + T)**3.34 = $417.61
                                                          T =    -23.01%
                                                          =============


DREYFUS INVESTMENT PORTFOLIOS - TECHNOLOGY GROWTH PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                       8.13300000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          122.9558588

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.05356410
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      122.9022947

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             4.85400000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $596.57

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.5966

SUBTRACT 1.0                                                                                                                 -0.4034

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -40.34%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     01-May-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        01-May-01                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.08553260
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      99.91446740

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             4.85400000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $484.98

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.4850

SUBTRACT 1.0                                                                                                                 -0.5150

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -51.50%
                                                                                                                    ================


DREYFUS INVESTMENT PORTFOLIOS - TECHNOLOGY GROWTH PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )


                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment



        ONE YEAR                     SINCE INCLUSION IN SEPARATE ACCOUNT
      AVERAGE ANNUAL                            AVERAGE ANNUAL
       TOTAL RETURN                              TOTAL RETURN

$1,000 (1 + T)**1 =    $596.57         $1,000 (1 + T)**1.67 = $484.98
                 T =    -40.34%                         T =    -35.19%
                 =============                          =============

DREYFUS INVESTMENT PORTFOLIOS - TECHNOLOGY GROWTH PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON         31-Aug-99                                                                                  $1,000.00
DIVIDED BY FEE ADJUSTED NET ASSET VALUE ON  31-Aug-99                                                                    12.50000000
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          80.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         0.06883240
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.10804640
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                                79.96078600

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                           5.46879810
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $437.29

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.4373

SUBTRACT 1.0                                                                                                                 -0.5627

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -56.27%
                                                                                                                      ==============


DREYFUS INVESTMENT PORTFOLIOS - TECHNOLOGY GROWTH PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment


THUS:
                                           SINCE PORTFOLIO INCEPTION
                                                AVERAGE ANNUAL
                                                 TOTAL RETURN

                                         $1,000(1 + T)**3.340 = $437.29
                                                         T =     -21.94%
                                                         ==============


FEDERATED INSURANCE SERIES TRUST - FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
( Standardized Performance )                                  SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                  10.29100000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           97.1722865

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.05608320
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                   97.1162033

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                     11.05500000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                    $1,073.62

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -80.00
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $993.62

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.9936

SUBTRACT 1.0                                                                                                                 -0.0064

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          -0.64%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        01-May-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            01-May-01                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.11633000
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  99.88367000

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                     11.05500000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                    $1,104.21

LESS WITHDRAWAL CHARGE @           7.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -69.57
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,034.64

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.0346

SUBTRACT 1.0                                                                                                                  0.0346

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                           3.46%
                                                                                                                   =================



FEDERATED INSURANCE SERIES TRUST - FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment

          ONE YEAR                      SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                           AVERAGE ANNUAL
         TOTAL RETURN                             TOTAL RETURN

$1,000 (1 + T)**1  =   $993.62           $1,000 (1 + T)**1.67 = $1,034.64
                 T =     -0.64%                           T =        2.06%
                 =============                            ===============


FEDERATED INSURANCE SERIES TRUST - FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON   31-Dec-97                                                                                        $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON   31-Dec-97                                                                            9.95030246
                                                                                                                     ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.49945760
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        22.02473640
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.30581790
                                                                                                                     ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON  31-Dec-02                                                                       122.21837610

MULTIPLIED BY NET ASSET VALUE  ON              31-Dec-02                                                                 10.49213702
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON          31-Dec-02                                                                             $1,282.33

LESS WITHDRAWAL CHARGE @      4.00%   ON 90%  (8% MAX ON PURCHASES)                                                           -46.16
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,236.17

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.2362

SUBTRACT 1.0                                                                                                                  0.2362

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          23.62%
                                                                                                                     ===============

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON   01-Mar-94                                                                                        $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON   01-Mar-94                                                                           10.00000000
                                                                                                                     ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        46.25843340
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.55708980
                                                                                                                     ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON  31-Dec-02                                                                       145.70134360

MULTIPLIED BY NET ASSET VALUE  ON              31-Dec-02                                                                 10.49213702
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON          31-Dec-02                                                                             $1,528.72

LESS WITHDRAWAL CHARGE @      0.00%   ON 90%  (8% MAX ON PURCHASES)                                                             0.00
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,528.72

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.5287

SUBTRACT 1.0                                                                                                                  0.5287

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          52.87%
                                                                                                                     ===============

FEDERATED INSURANCE SERIES TRUST - FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **    =  to the power of
                         ERV  =  ending value of $1,000 investment

                     FIVE YEAR                   SINCE PORTFOLIO INCEPTION
                   AVERAGE ANNUAL                     AVERAGE ANNUAL
                    TOTAL RETURN                       TOTAL RETURN

            $1,000 (1 + T)**5 = $1,236.17     $1,000 (1 + T)** 8.84 = $1,528.72
                             T =     4.33%                      T =        4.92%
                             ============                       ===============


FEDERATED INSURANCE SERIES TRUST - FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                      10.29100000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           97.1722865

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.05608320
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                       97.1162033

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                            11.05500000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                        $1,073.62

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.0736

SUBTRACT 1.0                                                                                                                  0.0736

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                           7.36%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     01-May-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        01-May-01                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.11633000
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      99.88367000

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                            11.05500000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                        $1,104.21

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.1042

SUBTRACT 1.0                                                                                                                  0.1042

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          10.42%
                                                                                                                    ================

FEDERATED INSURANCE SERIES TRUST - FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment

       ONE YEAR                           SINCE INCLUSION IN SEPARATE ACCOUNT
     AVERAGE ANNUAL                                 AVERAGE ANNUAL
      TOTAL RETURN                                   TOTAL RETURN

$1,000 (1 + T)**1 = $1,073.62             $1,000 (1 + T)** 1.67 = $1,104.21
                 T =     7.36%                              T =        6.12%
                 ============                               ===============


FEDERATED INSURANCE SERIES TRUST - FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON         31-Dec-97                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON   31-Dec-97                                                                 9.95030246
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.49945760
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        22.02473640
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.30581790
                                                                                                                      --------------
EQUALS UNITS HELD  ON                       31-Dec-02                                                                   122.21837610

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                          10.49213702
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,282.33

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.2823

SUBTRACT 1.0                                                                                                                  0.2823

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          28.23%
                                                                                                                      ==============

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON         01-Mar-94                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON   01-Mar-94                                                                10.00000000
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        46.25843340
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.55708980
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                               145.70134360

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                          10.49213702
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,528.72

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.5287

SUBTRACT 1.0                                                                                                                  0.5287

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          52.87%
                                                                                                                      ==============

FEDERATED INSURANCE SERIES TRUST - FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment

THUS:
             FIVE YEAR                    SINCE PORTFOLIO INCEPTION
           AVERAGE ANNUAL                       AVERAGE ANNUAL
            TOTAL RETURN                         TOTAL RETURN

     $1,000 (1 + T)**5 = $1,282.33      $1,000 (1 + T)**8.84 = $1,528.72
                      T =     5.10%                      T =        4.92%
                      ============                       ===============


FEDERATED INSURANCE SERIES TRUST-FEDERATED CAPITAL APPRECIATION FUND II
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                   8.28100000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          120.7583625

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.01272870
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  120.7456338

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      6.28500000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $758.89

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -60.71
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $698.18

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6982

SUBTRACT 1.0                                                                                                                 -0.3018

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -30.18%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        01-May-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            01-May-01                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.02238940
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  99.97761060

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      6.28500000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $628.36

LESS WITHDRAWAL CHARGE @           7.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -39.59
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $588.77

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.5888

SUBTRACT 1.0                                                                                                                 -0.4112

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -41.12%
                                                                                                                   =================


FEDERATED INSURANCE SERIES TRUST-FEDERATED CAPITAL APPRECIATION FUND II

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment


          ONE YEAR                       SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                          AVERAGE ANNUAL
         TOTAL RETURN                            TOTAL RETURN

$1,000 (1 + T)**1  =   $698.18             $1,000 (1 + T)**1.67 = $588.77
                 T =    -30.18%                             T =    -27.20%
                 =============                              =============


FEDERATED INSURANCE SERIES TRUST-FEDERATED CAPITAL APPRECIATION FUND II
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON   16-Jun-00                                                                                        $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON   16-Jun-00                                                                           10.00000000
                                                                                                                     ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         0.00000000
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.04351610
                                                                                                                     ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON  31-Dec-02                                                                        99.95648390

MULTIPLIED BY NET ASSET VALUE  ON              31-Dec-02                                                                  4.26407395
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON          31-Dec-02                                                                               $426.22

LESS WITHDRAWAL CHARGE @      6.00%   ON 90%  (8% MAX ON PURCHASES)                                                           -23.02
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $403.20

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.4032

SUBTRACT 1.0                                                                                                                 -0.5968

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -59.68%
                                                                                                                     ===============

FEDERATED INSURANCE SERIES TRUST-FEDERATED CAPITAL APPRECIATION FUND II

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **    =  to the power of
                         ERV  =  ending value of $1,000 investment


                          SINCE PORTFOLIO INCEPTION
                          AVERAGE ANNUAL
                           TOTAL RETURN


                                     $1,000 (1 + T)** 2.50 = $403.20
                                                       T =    -30.46%
                                                       =============


FEDERATED INSURANCE SERIES TRUST-FEDERATED CAPITAL APPRECIATION FUND II
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                       8.28100000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          120.7583625

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.01272870
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      120.7456338

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             6.28500000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $758.89

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7589

SUBTRACT 1.0                                                                                                                 -0.2411

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -24.11%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     01-May-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        01-May-01                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.02238940
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      99.97761060

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             6.28500000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $628.36

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6284

SUBTRACT 1.0                                                                                                                 -0.3716

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -37.16%
                                                                                                                    ================


FEDERATED INSURANCE SERIES TRUST-FEDERATED CAPITAL APPRECIATION FUND II

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment

      ONE YEAR                         SINCE INCLUSION IN SEPARATE ACCOUNT
    AVERAGE ANNUAL                               AVERAGE ANNUAL
     TOTAL RETURN                                 TOTAL RETURN

$1,000 (1 + T)**1 = $758.89               $1,000 (1 + T)** 1.67 = $628.36
                 T = -24.11%                                T =    -24.31%
                 ==========                                 =============


FEDERATED INSURANCE SERIES TRUST-FEDERATED CAPITAL APPRECIATION FUND II
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON         16-Jun-00                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  16-Jun-00                                                                 10.00000000
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                         0.00000000
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.04351610
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                                99.95648390

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                           4.26407395
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $426.22

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.4262

SUBTRACT 1.0                                                                                                                 -0.5738

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -57.38%
                                                                                                                      ==============


FEDERATED INSURANCE SERIES TRUST-FEDERATED CAPITAL APPRECIATION FUND II

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment


THUS:
                                              SINCE PORTFOLIO INCEPTION
                                                  AVERAGE ANNUAL
                                                   TOTAL RETURN

                                            $1,000 (1 + T)**2.54 = $426.22
                                                             T =    -28.52%
                                                             =============


MERRILL LYNCH  VARIABLE SERIES FUNDS, INC. - BASIC VALUE V.I. FUND
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                  11.36600000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           87.9816998

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.14228300
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                   87.8394168

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      9.20700000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $808.74

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -64.70
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $744.04

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7440

SUBTRACT 1.0                                                                                                                 -0.2560

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -25.60%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        01-May-99                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            01-May-99                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.50726360
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  99.49273640

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      9.20700000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $916.03

LESS WITHDRAWAL CHARGE @           5.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -41.22
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $874.81

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8748

SUBTRACT 1.0                                                                                                                 -0.1252

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -12.52%
                                                                                                                   =================

MERRILL LYNCH  VARIABLE SERIES FUNDS, INC. - BASIC VALUE V.I. FUND

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment

           ONE YEAR                  SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                         AVERAGE ANNUAL
         TOTAL RETURN                           TOTAL RETURN

$1,000 (1 + T)**1  =   $744.04        $1,000 (1 + T)** 3.67 = $874.81
                 T =    -25.60%                         T =     -3.58%
                 =============                          =============


MERRILL LYNCH  VARIABLE SERIES FUNDS, INC. - BASIC VALUE V.I. FUND
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON   31-Dec-97                                                                                        $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON   31-Dec-97                                                                           14.80540989
                                                                                                                     ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          67.54287840
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        58.59737140
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.55984920
                                                                                                                     ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON   31-Dec-02                                                                      125.58040060

MULTIPLIED BY NET ASSET VALUE  ON              31-Dec-02                                                                  9.40792239
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON          31-Dec-02                                                                             $1,181.45

LESS WITHDRAWAL CHARGE @      4.00%   ON 90%  (8% MAX ON PURCHASES)                                                           -42.53
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,138.92

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.1389

SUBTRACT 1.0                                                                                                                  0.1389

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          13.89%
                                                                                                                     ===============

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON   01-Jul-93                                                                                        $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON   01-Jul-93                                                                           10.00000000
                                                                                                                     ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                       140.85004490
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.08706450
                                                                                                                     ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON  31-Dec-02                                                                       239.76298040

MULTIPLIED BY NET ASSET VALUE  ON              31-Dec-02                                                                  9.40792239
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON          31-Dec-02                                                                             $2,255.67

LESS WITHDRAWAL CHARGE @      0.00%   ON 90%  (8% MAX ON PURCHASES)                                                             0.00
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $2,255.67

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     2.2557

SUBTRACT 1.0                                                                                                                  1.2557

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         125.57%
                                                                                                                     ===============

MERRILL LYNCH  VARIABLE SERIES FUNDS, INC. - BASIC VALUE V.I. FUND

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **    =  to the power of
                         ERV  =  ending value of $1,000 investment

                FIVE YEAR                  SINCE PORTFOLIO INCEPTION
              AVERAGE ANNUAL                     AVERAGE ANNUAL
               TOTAL RETURN                       TOTAL RETURN

       $1,000 (1 + T)**5 = $1,138.92     $1,000 (1 + T)**9.50 =  $2,255.67
                        T =     2.64%                     T =         8.94%
                        ============                       ================


MERRILL LYNCH  VARIABLE SERIES FUNDS, INC. - BASIC VALUE V.I. FUND
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                      11.36600000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           87.9816998

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.14228300
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                       87.8394168

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             9.20700000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $808.74

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8087

SUBTRACT 1.0                                                                                                                 -0.1913

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -19.13%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     01-May-99                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        01-May-99                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.50726360
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      99.49273640

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             9.20700000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $916.03

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.9160

SUBTRACT 1.0                                                                                                                 -0.0840

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          -8.40%
                                                                                                                    ================

MERRILL LYNCH  VARIABLE SERIES FUNDS, INC. - BASIC VALUE V.I. FUND

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment

         ONE YEAR                     SINCE INCLUSION IN SEPARATE ACCOUNT
      AVERAGE ANNUAL                          AVERAGE ANNUAL
      TOTAL RETURN                             TOTAL RETURN

$1,000 (1 + T)**1 = $808.74            $1,000 (1 + T)**3.67 =  $916.03
                 T = -19.13%                            T =      -2.36%
                 ==========                             ==============


MERRILL LYNCH  VARIABLE SERIES FUNDS, INC. - BASIC VALUE V.I. FUND
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON         31-Dec-97                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  31-Dec-97                                                                 14.80540989
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          67.54287840
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        58.59737140
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.55984920
                                                                                                                      --------------
EQUALS UNITS HELD  ON                       31-Dec-02                                                                   125.58040060

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                           9.40792239
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,181.45

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.1815

SUBTRACT 1.0                                                                                                                  0.1815

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          18.15%
                                                                                                                      ==============

SINCE PORTFOLIO INCEPTION

INITIAL  INVESTMENT  ON         01-Jul-93                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  01-Jul-93                                                                 10.00000000
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                       140.85004490
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.08706450
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                               239.76298040

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                           9.40792239
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $2,255.67

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     2.2557

SUBTRACT 1.0                                                                                                                  1.2557

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         125.57%
                                                                                                                      ==============

MERRILL LYNCH  VARIABLE SERIES FUNDS, INC. - BASIC VALUE V.I. FUND

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment

THUS:
         FIVE YEAR                      SINCE PORTFOLIO INCEPTION
       AVERAGE ANNUAL                          AVERAGE ANNUAL
        TOTAL RETURN                            TOTAL RETURN

$1,000 (1 + T)**5 = $1,181.45           $1,000 (1 + T)**9.5 = $2,255.67
                 T =     3.39%                           T =       8.94%
                 ============                            ==============


MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - SMALL CAP VALUE V.I. FUND
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                  17.88800000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           55.9033989

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.14514330
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                   55.7582556

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                     13.43500000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $749.11

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -59.93
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $689.18

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.6892

SUBTRACT 1.0                                                                                                                 -0.3108

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -31.08%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        27-Oct-97                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            27-Oct-97                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.95418390
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  99.04581610

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                     13.43500000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                    $1,330.68

LESS WITHDRAWAL CHARGE @           3.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -35.93
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,294.75

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.2948

SUBTRACT 1.0                                                                                                                  0.2948

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          29.48%
                                                                                                                   =================

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - SMALL CAP VALUE V.I. FUND

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment

          ONE YEAR                     SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                          AVERAGE ANNUAL
         TOTAL RETURN                            TOTAL RETURN

$1,000 (1 + T)**1  =   $689.18          $1,000 (1 + T)**5.18 = $1,294.75
                 T =    -31.08%                          T =        5.11%
                 =============                           ===============


MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - SMALL CAP VALUE V.I. FUND
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON   31-Dec-97                                                                                        $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON   31-Dec-97                                                                           23.52627873
                                                                                                                     ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          42.50565980
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        50.27071870
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.56881640
                                                                                                                     ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON   31-Dec-02                                                                       92.20756210

MULTIPLIED BY NET ASSET VALUE  ON              31-Dec-02                                                                 14.22740120
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON          31-Dec-02                                                                             $1,311.87

LESS WITHDRAWAL CHARGE @      4.00%   ON 90%  (8% MAX ON PURCHASES)                                                           -47.23
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,264.64

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.2646

SUBTRACT 1.0                                                                                                                  0.2646

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          26.46%
                                                                                                                     ===============

TEN YEAR

INITIAL  INVESTMENT  ON   31-Dec-92                                                                                        $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON   31-Dec-92                                                                           16.26648896
                                                                                                                     ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          61.47608140
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                       103.60167230
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.03539870
                                                                                                                     ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON   31-Dec-02                                                                      164.04235500

MULTIPLIED BY NET ASSET VALUE  ON              31-Dec-02                                                                 14.22740120
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON          31-Dec-02                                                                             $2,333.90

LESS WITHDRAWAL CHARGE @      0.00%   ON 90%  (8% MAX ON PURCHASES)                                                             0.00
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $2,333.90

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     2.3339

SUBTRACT 1.0                                                                                                                  1.3339

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         133.39%
                                                                                                                     ===============

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - SMALL CAP VALUE V.I. FUND

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **    =  to the power of
                         ERV  =  ending value of $1,000 investment

            FIVE YEAR                             TEN YEAR
          AVERAGE ANNUAL                        AVERAGE ANNUAL
           TOTAL RETURN                           TOTAL RETURN

   $1,000 (1 + T)**5 = $1,264.64           $1,000 (1 + T)**10.00 = $2,333.90
                    T =     4.81%                           T =         8.84%
                    ============                            ================


MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - SMALL CAP VALUE V.I. FUND
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                      17.88800000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                           55.9033989

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.14514330
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                       55.7582556

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                            13.43500000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $749.11

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7491

SUBTRACT 1.0                                                                                                                 -0.2509

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -25.09%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     27-Oct-97                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        27-Oct-97                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.95418390
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      99.04581610

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                            13.43500000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                        $1,330.68

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.3307

SUBTRACT 1.0                                                                                                                  0.3307

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          33.07%
                                                                                                                    ================

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - SMALL CAP VALUE V.I. FUND

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment

        ONE YEAR                    SINCE INCLUSION IN SEPARATE ACCOUNT
      AVERAGE ANNUAL                         AVERAGE ANNUAL
      TOTAL RETURN                            TOTAL RETURN

$1,000 (1 + T)**1 = $749.11          $1,000 (1 + T)**5.18 = $1,330.68
                 T = -25.09%                          T =        5.67%
                 ==========                           ===============


MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - SMALL CAP VALUE V.I. FUND
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON         31-Dec-97                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  31-Dec-97                                                                 23.52627873
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          42.50565980
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        50.27071870
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.56881640
                                                                                                                      --------------
EQUALS UNITS HELD  ON                       31-Dec-02                                                                    92.20756210

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                          14.22740120
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,311.87

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.3119

SUBTRACT 1.0                                                                                                                  0.3119

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          31.19%
                                                                                                                      ==============

TEN YEAR

INITIAL  INVESTMENT  ON         31-Dec-92                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON   31-Dec-92                                                                16.26648896
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          61.47608140
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                       103.60167230
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -1.03539870
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                               164.04235500

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                          14.22740120
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $2,333.90

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     2.3339

SUBTRACT 1.0                                                                                                                  1.3339

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         133.39%
                                                                                                                      ==============

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - SMALL CAP VALUE V.I. FUND

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment

THUS:
               FIVE YEAR                              TEN YEAR
             AVERAGE ANNUAL                        AVERAGE ANNUAL
              TOTAL RETURN                          TOTAL RETURN

      $1,000 (1 + T)**5 = $1,311.87         $1,000 (1 + T)**10 = $2,333.90
                       T =     5.58%                         T =      8.84%
                       ============                          =============


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT BALANCED PORTFOLIO
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:         T  =   total return
                               P  =   initial $1,000 investment
                               ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON        31-Dec-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            31-Dec-01                                                                   9.48200000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          105.4629825

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.02713530
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  105.4358472

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      7.73900000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $815.97

LESS WITHDRAWAL CHARGE @           8.00% (8% MAX ON PURCHASES)                                                                -65.28
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $750.69

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7507

SUBTRACT 1.0                                                                                                                 -0.2493

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -24.93%
                                                                                                                   =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON        01-May-01                                                                                   $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON            01-May-01                                                                  10.00000000
                                                                                                                   -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.04928250
                                                                                                                   -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON        31-Dec-02                                                                  99.95071750

MULTIPLIED BY NET ASSET VALUE  ON                          31-Dec-02                                                      7.73900000
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                   31-Dec-02                                                                      $773.52

LESS WITHDRAWAL CHARGE @           7.00%   ON 90%  (8% MAX ON PURCHASES)                                                      -48.73
                                                                                                                   -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $724.79

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7248

SUBTRACT 1.0                                                                                                                 -0.2752

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -27.52%
                                                                                                                   =================

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT BALANCED PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:         T  =   average annual total return
                               P  =   initial $1,000 investment
                               n  =   number of years
                               **    =  to the power of
                               ERV  =  ending value of $1,000 investment

          ONE YEAR                      SINCE INCLUSION IN SEPARATE ACCOUNT
        AVERAGE ANNUAL                          AVERAGE ANNUAL
         TOTAL RETURN                            TOTAL RETURN

$1,000 (1 + T)**1  =   $750.69           $1,000 (1 + T)**1.67 = $724.79
                 T =    -24.93%                           T =    -17.54%
                 =============                            =============


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT BALANCED PORTFOLIO
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON   31-Dec-97                                                                                        $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON   31-Dec-97                                                                           15.58826536
                                                                                                                     ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          64.15081960
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        85.90434250
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.10070150
                                                                                                                     ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON  31-Dec-02                                                                       149.95446060

MULTIPLIED BY NET ASSET VALUE  ON              31-Dec-02                                                                  6.34467142
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON          31-Dec-02                                                                               $951.41

LESS WITHDRAWAL CHARGE @      4.00%   ON 90%  (8% MAX ON PURCHASES)                                                           -34.25
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $917.16

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.9172

SUBTRACT 1.0                                                                                                                 -0.0828

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          -8.28%
                                                                                                                     ===============

TEN YEAR

INITIAL  INVESTMENT  ON   31-Dec-92                                                                                        $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON   31-Dec-92                                                                           14.06540476
                                                                                                                     ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          71.09642540
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                       155.08908440
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.17254930
                                                                                                                     ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON  31-Dec-02                                                                       226.01296050

MULTIPLIED BY NET ASSET VALUE  ON              31-Dec-02                                                                  6.34467142
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON          31-Dec-02                                                                             $1,433.98

LESS WITHDRAWAL CHARGE @      0.00%   ON 90%  (8% MAX ON PURCHASES)                                                             0.00
                                                                                                                     ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,433.98

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.4340

SUBTRACT 1.0                                                                                                                  0.4340

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          43.40%
                                                                                                                     ===============

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT BALANCED PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **    =  to the power of
                         ERV  =  ending value of $1,000 investment

         FIVE YEAR                              TEN YEAR
       AVERAGE ANNUAL                         AVERAGE ANNUAL
        TOTAL RETURN                           TOTAL RETURN

  $1,000 (1 + T)**5 = $917.16         $1,000 (1 + T)**10.00 = $1,433.98
                   T =  -1.71%                         T =         3.67%
                   ==========                          ================


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT BALANCED PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                T  =  [  ERV /  P ]  - 1

                where:     T  =   total return
                           P  =   initial $1,000 investment
                           ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON     31-Dec-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        31-Dec-01                                                                       9.48200000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          105.4629825

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.02713530
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      105.4358472

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             7.73900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $815.97

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.8160

SUBTRACT 1.0                                                                                                                 -0.1840

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -18.40%
                                                                                                                    ================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON     01-May-01                                                                                      $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON        01-May-01                                                                      10.00000000
                                                                                                                    ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                         100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.04928250
                                                                                                                    ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON    31-Dec-02                                                                      99.95071750

MULTIPLIED BY NET ASSET VALUE  ON                   31-Dec-02                                                             7.73900000
                                                                                                                    ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                          $773.52

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.7735

SUBTRACT 1.0                                                                                                                 -0.2265

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                         -22.65%
                                                                                                                    ================

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT BALANCED PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )

                P  [  1 +  T ]**n     =   ERV

                where:     T  =   average annual total return
                           P  =   initial $1,000 investment
                           n  =   number of years
                           **    =  to the power of
                           ERV  =  ending value of $1,000 investment

       ONE YEAR                         SINCE INCLUSION IN SEPARATE ACCOUNT
    AVERAGE ANNUAL                              AVERAGE ANNUAL
     TOTAL RETURN                                TOTAL RETURN

$1,000 (1 + T)**1 = $815.97              $1,000 (1 + T)**1.67 = $773.52
                 T = -18.40%                              T =    -14.27%
                 ==========                               =============


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT BALANCED PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON         31-Dec-97                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  31-Dec-97                                                                 15.58826536
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          64.15081960
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                        85.90434250
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.10070150
                                                                                                                      --------------
EQUALS UNITS HELD  ON                       31-Dec-02                                                                   149.95446060

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                           6.34467142
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                    $951.41

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     0.9514

SUBTRACT 1.0                                                                                                                 -0.0486

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          -4.86%
                                                                                                                      ==============

TEN YEAR

INITIAL  INVESTMENT  ON         31-Dec-92                                                                                  $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON  31-Dec-92                                                                 14.06540476
                                                                                                                      --------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                          71.09642540
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                       155.08908440
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                                   -0.17254930
                                                                                                                      --------------
EQUALS UNITS HELD  ON           31-Dec-02                                                                               226.01296050

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON        31-Dec-02                                                           6.34467142
                                                                                                                      --------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                                  $1,433.98

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                                     1.4340

SUBTRACT 1.0                                                                                                                  0.4340

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                          43.40%
                                                                                                                      ==============

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT BALANCED PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **   =   to the power of
                         ERV  =   ending value of $1,000 investment

THUS:
         FIVE YEAR                           TEN YEAR
       AVERAGE ANNUAL                      AVERAGE ANNUAL
        TOTAL RETURN                        TOTAL RETURN

  $1,000 (1 + T)**5  =  $951.41      $1,000 (1 + T)**10 = $1,433.98
                   T =    -0.99%                      T =      3.67%
                   ============                       =============


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GROWTH PORTFOLIO
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

                      T  =  [  ERV /  P ]  - 1

                      where:    T  =   total return
                                P  =   initial $1,000 investment
                                ERV  =  ending value of $1,000 investment

ONE YEAR
INITIAL  INVESTMENT  ON                      31-Dec-01                                                              $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 31-Dec-01                                       8.34200000
                                                                                                            -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                   119.8753297

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                            -0.02298040
                                                                                                            -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                      119.8523493

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                      5.65700000
                                                                                                            -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                          $678.00

LESS WITHDRAWAL CHARGE @ 8.00% (8% MAX ON PURCHASES)                                                                   -54.24
                                                                                                            -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                             $623.76

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                              0.6238

SUBTRACT 1.0                                                                                                          -0.3762

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                  -37.62%
                                                                                                            =================

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                      01-May-01                                                              $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                                 01-May-01                                      10.00000000
                                                                                                            -----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                  100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                            -0.03856420
                                                                                                            -----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                             31-Dec-02                                      99.96143580

MULTIPLIED BY NET ASSET VALUE  ON                                                   31-Dec-02                      5.65700000
                                                                                                            -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON                                        31-Dec-02                                          $565.48

LESS WITHDRAWAL CHARGE @ 7.00%   ON 90%  (8% MAX ON PURCHASES)                                                         -35.63
                                                                                                            -----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                             $529.85

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                              0.5299

SUBTRACT 1.0                                                                                                          -0.4702

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                  -47.02%
                                                                                                            ================

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GROWTH PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

                      P  [  1 +  T ]**n     =   ERV

         where:    T = average annual total return
                   P = initial $1,000 investment
                   n = number of years
                   ** = to the power of
                   ERV = ending value of $1,000 investment

      ONE YEAR                       SINCE INCLUSION IN SEPARATE ACCOUNT
   AVERAGE ANNUAL                            AVERAGE ANNUAL
   TOTAL RETURN                              TOTAL RETURN

$1,000 (1 + T)**1  =     $623.76    $1,000 (1 + T)** 1.67  =   $529.85
                 T =      -37.62%                     T =       -31.66%
                 ===============                      ================

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GROWTH PORTFOLIO
(  Standardized Performance  )                                SEPARATE ACCOUNT B

CUMULATIVE TOTAL RETURN WITH WITHDRAWAL CHARGE:
(  Standardized Performance  )

             T  =  [  ERV /  P ]  - 1

             where:      T  =   total return
                         P  =   initial $1,000 investment
                         ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON   31-Dec-97                                                                                $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON   31-Dec-97                                                                   25.00862201
                                                                                                             ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                  39.98620950
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                                73.30765140
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                           -0.05215300
                                                                                                             ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON  31-Dec-02                                                               113.24170790

MULTIPLIED BY NET ASSET VALUE  ON              31-Dec-02                                                          6.02376704
                                                                                                             ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON          31-Dec-02                                                                       $682.14

LESS WITHDRAWAL CHARGE @      4.00%   ON 90%  (8% MAX ON PURCHASES)                                                   -24.56
                                                                                                             ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                            $657.58

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                             0.6576

SUBTRACT 1.0                                                                                                         -0.3424

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                 -34.24%
                                                                                                             ===============

TEN YEAR

INITIAL  INVESTMENT  ON   31-Dec-92                                                                                $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON   31-Dec-92                                                                   20.54017336
                                                                                                             ---------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                  48.68508080
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                               149.04047010
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                           -0.08300470
                                                                                                             ---------------
EQUALS UNITS HELD AT END OF PERIOD  ON  31-Dec-02                                                               197.64254620

MULTIPLIED BY NET ASSET VALUE  ON              31-Dec-02                                                          6.02376704
                                                                                                             ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT
BEFORE WITHDRAWAL CHARGE ON          31-Dec-02                                                                     $1,190.55

LESS WITHDRAWAL CHARGE @      0.00%   ON 90%  (8% MAX ON PURCHASES)                                                     0.00
                                                                                                             ---------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                          $1,190.55

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                             1.1906

SUBTRACT 1.0                                                                                                          0.1906

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                  19.06%
                                                                                                             ===============

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GROWTH PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( including withdrawal charges ):
(  Standardized Performance  )

             P  [  1 +  T ]**n     =   ERV

             where:      T  =   average annual total return
                         P  =   initial $1,000 investment
                         n  =   number of years
                         **    =  to the power of
                         ERV  =  ending value of $1,000 investment

                 FIVE YEAR                            TEN YEAR
               AVERAGE ANNUAL                      AVERAGE ANNUAL
                TOTAL RETURN                        TOTAL RETURN

         $1,000 (1 + T)**5 = $657.58       $1,000 (1 + T)**10.00 = $1,190.55
                          T =  -8.04%                       T =         1.76%
                          ==========                        ================


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GROWTH PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:         T  =   total return
                                 P  =   initial $1,000 investment
                                 ERV  =  ending value of $1,000 investment

ONE YEAR

INITIAL  INVESTMENT  ON                  31-Dec-01                                                                  $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           31-Dec-01                                             8.34200000
                                                                                                             ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                   119.8753297

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                            -0.02298040
                                                                                                             ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                            119.8523493

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                5.65700000
                                                                                                             ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                   $678.00

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                              0.6780

SUBTRACT 1.0                                                                                                          -0.3220

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                  -32.20%
                                                                                                             ===============

SINCE INCLUSION IN SEPARATE ACCOUNT

INITIAL  INVESTMENT  ON                  01-May-01                                                                  $1,000.00
DIVIDED  BY  NET  ASSET  VALUE  ON                           01-May-01                                            10.00000000
                                                                                                             ----------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                  100.00000000

LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                            -0.03856420
                                                                                                             ----------------
EQUALS UNITS HELD AT END OF PERIOD  ON                       31-Dec-02                                            99.96143580

MULTIPLIED BY NET ASSET VALUE  ON                                         31-Dec-02                                5.65700000
                                                                                                             ----------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT                                                                   $565.48

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                              0.5655

SUBTRACT 1.0                                                                                                          -0.4345

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                  -43.45%
                                                                                                             ================

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GROWTH PORTFOLIO

AVERAGE ANNUAL TOTAL  RETURN     ( NOT including withdrawal charges ):
(  Non-Standardized Performance  )


                     P  [  1 +  T ]**n     =   ERV

                     where:         T  =   average annual total return
                                    P  =   initial $1,000 investment
                                    n  =   number of years
                                    **    =  to the power of
                                    ERV  =  ending value of $1,000 investment

      ONE YEAR                             SINCE INCLUSION IN SEPARATE ACCOUNT
    AVERAGE ANNUAL                                   AVERAGE ANNUAL
    TOTAL RETURN                                      TOTAL RETURN

$1,000 (1 + T)**1  =     $678.00         $1,000 (1 + T)**1.67       =   $565.48
                 T =      -32.20%                                  T =   -28.94%
                 ===============                                   =============


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GROWTH PORTFOLIO
(  Non-Standardized Performance  )                            SEPARATE ACCOUNT B


CUMULATIVE TOTAL RETURN WITH NO WITHDRAWAL CHARGE:
(  Non-Standardized Performance  )

                  T  =  [  ERV /  P ]  - 1

                  where:         T  =   total return
                                 P  =   initial $1,000 investment
                                 ERV  =  ending value of $1,000 investment

FIVE YEAR

INITIAL  INVESTMENT  ON                        31-Dec-97                                                          $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  31-Dec-97                                        25.00862201
                                                                                                       --------------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                 39.98620950
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                               73.30765140
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                          -0.05215300
                                                                                                       --------------------
EQUALS UNITS HELD  ON                                          31-Dec-02                                       113.24170790

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                              6.02376704
                                                                                                        --------------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                           $682.14

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                            0.6821

SUBTRACT 1.0                                                                                                        -0.3179

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                -31.79%
                                                                                                       ====================

TEN YEAR

INITIAL  INVESTMENT  ON                        31-Dec-92                                                          $1,000.00
DIVIDED  BY FEE ADJUSTED  NET ASSET VALUE  ON                  31-Dec-92                                        20.54017336
                                                                                                       --------------------
EQUALS ORIGINAL UNITS PURCHASED                                                                                 48.68508080
PLUS UNITS ACQUIRED THROUGH DIVIDEND REINVESTMENT                                                              149.04047010
LESS UNITS USED TO PAY FOR  POLICY MAINTENANCE CHARGES                                                          -0.08300470
                                                                                                       --------------------
EQUALS UNITS HELD  ON                          31-Dec-02                                                       197.64254620

MULTIPLIED BY FEE ADJUSTED NET ASSET VALUE  ON                            31-Dec-02                              6.02376704
                                                                                                       --------------------
EQUALS ENDING REDEEMABLE VALUE OF $1,000 INVESTMENT (ERV)                                                         $1,190.55

DIVIDED BY ORIGINAL $1,000 INVESTMENT (P)                                                                            1.1906

SUBTRACT 1.0                                                                                                         0.1906

EXPRESSED AS A PERCENTAGE EQUALS THE TOTAL RETURN FOR THE PERIOD (T)                                                 19.06%
                                                                                                       ====================



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GROWTH PORTFOLIO


AVERAGE ANNUAL TOTAL  RETURN     ( NOT  including withdrawal charges ):
(  Non-Standardized Performance  )

                  P  [  1 +  T ]**n     =   ERV

                  where:         T  =   average annual total return
                                 P  =   initial $1,000 investment
                                 n  =   number of years
                                 **   =   to the power of
                                 ERV  =   ending value of $1,000 investment

THUS:
        FIVE YEAR                                  TEN YEAR
      AVERAGE ANNUAL                             AVERAGE ANNUAL
       TOTAL RETURN                               TOTAL RETURN

$1,000 (1 + T)**5 =  $682.14            $1,000 (1 + T)**   10  =    $1,190.55
                 T =   -7.37%                               T =          1.76%
                ============                                =================